UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2009

American Century Investments

Disciplined Growth Fund

Equity Growth Fund

Income & Growth Fund

President’s Letter	2
Market Perspective	3
U.S. Stock Index Returns	3

Disciplined Growth

Performance	4
Portfolio Commentary	6
Top Ten Holdings	8
Five Largest Overweights	8
Five Largest Underweights.	8

Equity Growth

Performance	9
Portfolio Commentary	11
Top Ten Holdings	13
Five Largest Overweights	13
Five Largest Underweights.	13

Income & Growth

Performance	14
Portfolio Commentary	16
Top Ten Holdings	18
Five Largest Overweights	18
Five Largest Underweights.	18

Shareholder Fee Examples	19

Financial Statements

Schedule of Investments	22
Statement of Assets and Liabilities	35
Statement of Operations	37
Statement of Changes in Net Assets	38
Notes to Financial Statements	40
Financial Highlights	49

Other Information

Additional Information	67
Index Definitions	68

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Signs of Economic Recovery Boosted Stocks

The U.S. stock market posted a robust return for the six months ended December 31, 2009, capping its best calendar-year performance since 2003. The market’s surge resulted from increasing investor confidence regarding a potential recovery from the sharp economic downturn that began in 2008 and extended into early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy generated positive growth in the third quarter—its first positive quarterly growth rate in more than a year. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate continued to climb for much of the period, reaching a 26-year high of 10.1% in October before falling back to 10.0% by the end of the year. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout the six-month period.

Overall, the broad stock indices returned approximately 23% for the last six months of 2009. As the table below indicates, mid-cap stocks posted the best results, while value-oriented shares outpaced growth issues across all market capitalizations.

Challenges Still to Be Overcome

Despite the progress made in 2009, the economic environment remains uncertain and fragile. It is unclear whether the economy will remain on the path to recovery once the government begins to unwind the massive fiscal and monetary stimulus programs that have been in place since late 2008. In addition, several longer-term challenges need to be addressed, including a growing national debt, a weaker U.S. dollar, and the potential for significantly higher inflation when a recovery eventually takes hold.

U.S. Stock Index Returns
For the six months ended December 31, 2009*
Russell 1000 Index (Large-Cap)	23.11%	Russell 2000 Index (Small-Cap)	23.90%
Russell 1000 Value Index	23.23%	Russell 2000 Value Index	27.15%
Russell 1000 Growth Index	23.03%	Russell 2000 Growth Index	20.75%
Russell Midcap Index	27.76%
Russell Midcap Value Index	30.05%
Russell Midcap Growth Index	25.45%
*Total returns for periods less than one year are not annualized.

Performance

Disciplined Growth

Total Returns as of December 31, 2009
				Average
				Annual Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ADSIX	21.87%	35.02%	0.72%	9/30/05
Russell 1000
Growth Index(2)	—	23.03%	37.21%	1.40%	—
Institutional Class	ADCIX	22.06%	35.20%	0.92%	9/30/05
A Class(3)	ADCVX				9/30/05
No sales charge*		21.65%	34.64%	0.46%
With sales charge*		14.61%	26.90%	-0.92%
B Class	ADYBX				9/28/07
No sales charge*		21.24%	33.75%	-10.86%
With sales charge*		16.24%	29.75%	-12.41%
C Class	ADCCX				9/28/07
No sales charge*		21.24%	33.75%	-10.86%
With sales charge*		20.24%	33.75%	-10.86%
R Class	ADRRX	21.63%	34.36%	0.22%	9/30/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Disciplined Growth

One-Year Returns Over Life of Class
Periods ended December 31
	2005*	2006	2007	2008	2009
Investor Class	4.87%	11.30%	11.24%	-41.18%	35.02%
Russell 1000 Growth Index	2.98%	9.07%	11.81%	-38.44%	37.21%
*From 9/30/05, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.05%	0.85%	1.30%	2.05%	2.05%	1.55%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Disciplined Growth

Portfolio Managers: Bill Martin, Brian Ertley, and Lynette Pang

Performance Summary

Disciplined Growth returned 21.87%* for the six months ended December 31, 2009, compared with the 23.03% return of its benchmark, the Russell 1000 Growth Index, and the 22.59%** return of the broad S&P 500 Index.

Disciplined Growth enjoyed a gain of more than 20% for the six-month period, reflecting the sizable advance in the broad U.S. equity market. Every sector of the portfolio posted double-digit gains, with the most economically sensitive sectors generating the best results. In particular, the fund’s information technology and materials holdings gained more than 30% as a group.

Despite the fund’s robust absolute return, however, it failed to keep pace with the performance of its benchmark, the Russell 1000 Growth Index. Although sector allocation contributed positively to performance versus the index, individual stock selection had a negative impact on relative results and was responsible for the overall underperformance.

Health Care Underperformed

Stock selection in the health care sector was the primary reason behind the fund’s underperformance versus the Russell 1000 Growth Index for the six-month period. Stock choices detracted in every industry within the health care sector, but most notably in biotechnology and life sciences. Among biotechnology firms, the most significant detractor was Myriad Genetics, which does molecular diagnostic testing. The company repeatedly lowered earnings and revenue guidance during the period as demand for its services waned. Gilead Sciences, which develops medications to treat infectious diseases such as HIV, also stumbled as a blood-pressure drug the company was developing failed a clinical trial.

In the life sciences industry, the biggest detractor was Illumina, which makes instruments to analyze genetic data. Illumina reported lower-than-expected earnings and issued a disappointing outlook amid a slowdown in genetic research. Another noteworthy decliner was pharmaceutical firm Eli Lilly, which fell as two of its top-selling medications faced patent expiration.

Industrials and Consumer Discretionary Also Detracted

Disciplined Growth’s holdings in the industrials and consumer discretionary sectors also underperformed their counterparts in the benchmark index. An underweight position in airlines and stock selection among machinery manufacturers were responsible for the bulk of the underperformance in the industrials sector. By far the biggest detractor in this sector was truck and engine manufacturer Navistar International, which reported a sharp decline in revenues and earnings as demand for large trucks plummeted.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

**The S&P 500 Index returned 26.46% for the one-year period ended December 31, 2009.

Disciplined Growth

In the consumer discretionary sector, an overweight position in consumer services providers and stock choices among retailers weighed the most on relative results. The fund’s exposure to for-profit education companies, including Apollo Group (which operates the University of Phoenix) and Corinthian Colleges, had the biggest negative impact. Concerns about more stringent regulatory requirements and student loan default rates led to a decline in these stocks. Discount clothing retailer Ross Stores was another detractor in this sector, declining as the company issued earnings guidance that failed to meet analyst expectations and investors looked to more cyclical companies as economic conditions improved.

Technology and Materials Added Value

Information technology and materials were the two best-performing sectors in the portfolio on an absolute basis, and they were also the top contributors to performance versus the Russell 1000 Growth Index. Computer hardware makers provided the lion’s share of the outperformance in the information technology sector. Consumer electronics maker Apple rallied sharply as the company introduced new versions of the iPhone and iMac during the period. Another major contributor was disk drive maker Western Digital, which reported strong earnings as the dramatic growth in online downloading and social networking stoked demand for larger and larger hard drives.

In the materials sector, the outperformance resulted entirely from paper and forest products companies, and one holding in particular—International Paper, one of the fund’s largest overweight positions during the six-month period. The company posted strong earnings amid lean inventory levels and stabilizing demand for its paper and packaging products.

Other noteworthy positive contributors included flow control equipment manufacturer Flowserve, comic book purveyor Marvel Entertainment, and online retailer Amazon.com. Flowserve makes products primarily for the oil and gas industries, and higher energy prices led to increased demand for the company’s products and better-than-expected earnings. Marvel Entertainment rose substantially after accepting an acquisition offer from Disney. Amazon enjoyed a strong run-up as the company generated healthy earnings growth and gained market share, not only in e-commerce but in the broad retail industry.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

Disciplined Growth

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Microsoft Corp.	5.0%	4.6%
Apple, Inc.	4.2%	3.2%
International Business Machines Corp.	3.8%	3.7%
Google, Inc., Class A	2.8%	2.1%
Cisco Systems, Inc.	2.6%	2.4%
Philip Morris International, Inc.	2.0%	1.2%
Oracle Corp.	2.0%	1.9%
Intel Corp.	1.9%	1.9%
Abbott Laboratories	1.9%	1.9%
Wal-Mart Stores, Inc.	1.7%	1.8%

Disciplined Growth’s Five Largest Overweights as of December 31, 2009
	% of	% of Russell 1000
	net assets	Growth Index
International Paper Co.	0.92%	—
Adobe Systems, Inc.	1.24%	0.34%
Teradata Corp.	0.94%	0.08%
EMC Corp.	0.92%	0.07%
Alcon, Inc.	0.84%	—

Disciplined Growth’s Five Largest Underweights as of December 31, 2009
	% of	% of Russell 1000
	net assets	Growth Index
PepsiCo, Inc.	0.68%	1.69%
Hewlett-Packard Co.	0.71%	1.70%
Johnson & Johnson	1.53%	2.46%
McDonald’s Corp.	0.35%	1.23%
Procter & Gamble Co. (The)	1.20%	2.07%

Performance

Equity Growth

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BEQGX	20.81%	20.04%	-0.16%	-0.72%	8.24%	5/9/91
S&P 500 Index(2)	—	22.59%	26.46%	0.42%	-0.95%	8.08%	—
Institutional Class	AMEIX	20.93%	20.26%	0.04%	-0.52%	2.94%	1/2/98
A Class(3)	BEQAX						10/9/97
No sales charge*		20.66%	19.75%	-0.41%	-0.97%	2.39%
With sales charge*		13.75%	12.85%	-1.58%	-1.56%	1.90%
B Class	AEYBX						9/28/07
No sales charge*		20.22%	18.83%	—	—	-12.61%
With sales charge*		15.22%	14.83%	—	—	-14.20%
C Class	AEYCX						7/18/01
No sales charge*		20.22%	18.90%	-1.14%	—	0.34%
With sales charge*		19.22%	18.90%	-1.14%	—	0.34%
R Class	AEYRX	20.48%	19.44%	—	—	-1.94%	7/29/05
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Equity Growth

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	-10.95%	-11.01%	-20.32%	30.27%	13.98%	7.30%	14.14%	3.42%	-34.74%	20.04%
S&P 500 Index	-9.10%	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.79%	5.49%	-37.00%	26.46%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
0.70%	0.50%	0.95%	1.70%	1.70%	1.20%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Equity Growth

Portfolio Managers: Bill Martin and Tom Vaiana

Performance Summary

Equity Growth returned 20.81%* for the six months ended December 31, 2009, compared with the 22.59% return of its benchmark, the S&P 500 Index.

Equity Growth enjoyed a double-digit gain for the six-month period, reflecting the sizable advance in the broad U.S. equity market. The most economically sensitive sectors of the portfolio fared best; in particular, the fund’s information technology and consumer discretionary holdings gained more than 25% as a group.

Despite the fund’s robust absolute return, however, it failed to keep pace with the performance of the S&P 500. The primary driver of fund performance was individual stock selection, and this had a negative impact on performance compared with the index during the six months.

Utilities and Industrials Underperformed

The fund’s utilities and industrials holdings contributed the most to its underperformance of the S&P 500 for the six-month period. Independent power producers were responsible for virtually all of the underperformance in the utilities sector. The largest individual detractors in this sector included independent power producers NRG Energy, which tumbled after higher operating costs resulting from unplanned power outages led to weaker-than-expected earnings, and Mirant, which saw its profits decline sharply amid losses on hedging against rising commodity prices. Another notable detractor was electric and gas utility Public Service Enterprise Group, which operates primarily in the mid-Atlantic region and struggled with falling demand for power.

In the industrials sector, stock choices among aerospace and defense companies and an underweight position in industrial conglomerates hurt the most. Construction and engineering firm Fluor, which primarily serves the oil and gas industry, slumped as the economic downturn caused a slowdown in new projects. Aerospace and defense contractor Alliant Techsystems was weighed down by concerns about the company’s rocket engine development for NASA.

Health Care and Financials Detracted

The portfolio’s health care and financials holdings also underperformed their counterparts in the index. The bulk of the underperformance in the health care sector resulted from stock selection among pharmaceutical firms and health care equipment makers. Drug maker Eli Lilly fell as two of its top-selling medications faced patent expiration, while biotechnology firm Amgen declined amid weaker sales of its flagship medication and delays in FDA approvals for several of its existing products to be used in other indications.

In the financials sector, missed opportunities among consumer finance companies and real estate investment trusts had the biggest negative impact on relative results. For example, optimism about improving consumer

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Equity Growth

spending provided a lift to credit card companies such as American Express and Capital One Financial, both of which were not represented in the portfolio during the six-month period.

Technology and Energy Outperformed

On the positive side, stock selection in the consumer staples, information technology, and energy sectors added value versus the S&P 500 for the six months. Underweight positions in beverage makers and food and staples retailers, including snack and beverage company PepsiCo and drug store chain CVS Caremark, produced much of the outperformance in the consumer staples sector.

Computer hardware producers delivered all of the outperformance in the technology sector, led by disk drive makers Seagate Technology and Western Digital. Both companies reported strong earnings and upbeat sales outlooks as the dramatic growth in online downloading and social networking stoked demand for larger and larger hard drives. Increased demand for solid-state drives using flash memory also provided a lift to these two stocks.

Sector allocation was largely responsible for the outperformance in the energy sector. We held an overweight position in energy equipment and services companies and a corresponding underweight position in energy producers. This proved valuable as equipment and services stocks outperformed the producers during the period. The top contributor was coal producer Alpha Natural Resources, which benefited from increased demand for metallurgical coal (used in steelmaking).

Other notable contributors in the portfolio included auto parts maker TRW Automotive, surgical systems manufacturer Intuitive Surgical, and fertilizer producer Terra Industries. TRW Automotive reported robust earnings, benefiting from improving demand and a lower cost structure; Intuitive Surgical exceeded earnings expectations thanks to upgrades and increased usage of its da Vinci robotic surgical system; and Terra Industries rallied amid a takeover attempt by competitor CF Industries Holdings.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

We intend to continue emphasizing our valuation factors in managing the portfolio. Valuation spreads—the gap between the most attractively valued and least attractively valued segments of the market—have narrowed after reaching historically high levels in early 2009. Nonetheless, valuation spreads are still at levels that typically produce positive returns from a tilt toward valuation.

Equity Growth

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Exxon Mobil Corp.	3.6%	4.3%
International Business Machines Corp.	2.5%	2.3%
Johnson & Johnson	2.5%	2.6%
Microsoft Corp.	2.4%	2.2%
Apple, Inc.	2.3%	1.7%
JPMorgan Chase & Co.	2.0%	1.9%
AT&T, Inc.	1.9%	1.9%
Google, Inc., Class A	1.8%	1.3%
Procter & Gamble Co. (The)	1.7%	1.8%
Cisco Systems, Inc.	1.6%	1.5%

Equity Growth’s Five Largest Overweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Financial Select Sector SPDR Fund	0.94%	—
SPDR Dow Jones REIT Fund	0.81%	—
Amgen, Inc.	1.35%	0.58%
Constellation Energy Group, Inc.	0.82%	0.07%
Humana, Inc.	0.82%	0.08%

Equity Growth’s Five Largest Underweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Merck & Co., Inc.	0.17%	1.12%
PepsiCo, Inc.	0.10%	0.96%
General Electric Co.	0.81%	1.62%
Hewlett-Packard Co.	0.57%	1.23%
United Technologies Corp.	—	0.66%

Performance

Income & Growth

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BIGRX	19.48%	17.92%	-1.17%	-0.91%	9.13%	12/17/90
S&P 500 Index(2)	—	22.59%	26.46%	0.42%	-0.95%	8.83%(3)	—
Institutional Class	AMGIX	19.65%	18.20%	-0.96%	-0.70%	2.92%	1/28/98
A Class(4)	AMADX						12/15/97
No sales charge*		19.34%	17.58%	-1.41%	-1.16%	2.52%
With sales charge*		12.47%	10.81%	-2.57%	-1.74%	2.02%
B Class	AIGBX						9/28/07
No sales charge*		18.89%	16.74%	—	—	-14.13%
With sales charge*		13.89%	12.74%	—	—	-15.75%
C Class	ACGCX						6/28/01
No sales charge*		18.87%	16.72%	-2.15%	—	-0.26%
With sales charge*		17.87%	16.72%	-2.15%	—	-0.26%
R Class	AICRX	19.16%	17.27%	-1.65%	—	2.43%	8/29/03
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 12/20/90, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Income & Growth

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	-10.54%	-8.37%	-19.37%	29.62%	12.98%	4.79%	17.17%	-0.29%	-34.68%	17.92%
S&P 500 Index	-9.10%	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.79%	5.49%	-37.00%	26.46%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
0.70%	0.50%	0.95%	1.70%	1.70%	1.20%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes on chart will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Income & Growth

Portfolio Managers: John Schniedwind, Kurt Borgwardt, and Zili Zhang

Performance Summary

Income & Growth returned 19.48%* for the six months ended December 31, 2009, compared with the 22.59% return of its benchmark, the S&P 500 Index.

Income & Growth enjoyed a double-digit gain for the six-month period, reflecting the sizable advance in the broad U.S. equity market. The most economically sensitive sectors of the portfolio fared best; the fund’s information technology, materials, and industrials holdings all gained more than 25% as a group.

Despite the fund’s robust absolute return, however, it failed to keep pace with the performance of the S&P 500. The primary driver of fund performance was individual stock selection, and this had a negative impact on performance compared with the index during the six months.

Energy and Financials Lagged

Stock selection detracted from performance versus the S&P 500 in nine of ten market sectors, but most notably in the energy and financials sectors. For much of the period, our holdings in the energy sector focused on the large, relatively stable energy producers while limiting our exposure to energy services and equipment providers. However, rising oil prices provided a boost to the services and equipment companies, while the producers saw their refining profit margins squeezed by a combination of weak demand and higher raw materials prices. The most significant detractors among the portfolio’s energy holdings were integrated oil and gas companies Exxon Mobil and Murphy Oil, both of which have significant refining operations, and oil refiner Valero Energy.

The portfolio’s underperformance in the financials sector resulted primarily from stock selection among insurance firms and an underweight position in consumer finance companies. For example, optimism about improving consumer spending provided a lift to credit card companies such as American Express and Capital One Financial, both of which were notable underweight positions in the portfolio.

Consumer Discretionary and Utilities Stocks Weighed on Results

The fund’s consumer discretionary and utilities holdings were also major contributors to its overall underperformance of the S&P 500. Stock choices among media companies and an underweight position in Internet retailers hurt the most in the consumer discretionary sector. In particular, we avoided leading online retailer Amazon.com, which enjoyed a strong run-up as the company generated healthy earnings growth and gained market share, not only in e-commerce but in the broad retail industry. Discount clothing retailer Ross Stores was another detractor in this sector, declining as the company issued earnings guidance that failed to meet analyst expectations and investors looked to more cyclical companies as economic conditions improved.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Income & Growth

In the utilities sector, stock selection among electric utilities was responsible for nearly all of the underperformance. The most significant detractor in the portfolio during the six-month period was FPL Group, an electric utility based in Florida. FPL reported disappointing earnings and lowered earnings guidance for the full year because of an extended outage at one of its power plants and lower-than-expected production from the company’s fleet of wind turbines.

Technology Outperformed

Information technology was the best-performing sector in the portfolio on an absolute basis during the six-month period, and it was also the only sector that contributed positively to performance compared with the S&P 500. Stock selection among computer hardware companies and communications equipment manufacturers contributed the lion’s share of the outperformance in this sector. The top contributor in the technology sector, and the portfolio as a whole, was disk drive maker Western Digital, which reported strong earnings as the dramatic growth in online downloading and social networking stoked demand for larger and larger hard drives. Semiconductor manufacturer Amkor Technology and electronic manufacturing services company Celestica were also among the best contributors in the information technology sector.

Other noteworthy contributors to portfolio performance included printing services provider R.R. Donnelley & Sons, coal producer Alpha Natural Resources, and fertilizer producer Terra Industries. R.R. Donnelley exceeded profit expectations despite declining demand and successfully raised capital in the debt markets; Alpha Natural Resources benefited from increased demand for metallurgical coal (used in steelmaking); and Terra Industries rallied amid a takeover attempt by competitor CF Industries Holdings.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. Corporate earnings have improved over the past year, but much of this resulted from drastic cost-cutting measures; any further improvements in corporate earnings will need to come from incremental revenue growth.

Valuation spreads—the gap between the most attractively valued and least attractively valued segments of the market—have narrowed after reaching historically high levels in early 2009. Nonetheless, valuation spreads are still at levels that typically produce positive returns from a tilt toward valuation, so we will continue to emphasize our valuation factors in managing the portfolio.

Income & Growth

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Exxon Mobil Corp.	3.9%	5.3%
Johnson & Johnson	2.8%	2.9%
International Business Machines Corp.	2.7%	2.7%
Chevron Corp.	2.6%	2.6%
Microsoft Corp.	2.3%	2.4%
Pfizer, Inc.	2.2%	2.0%
AT&T, Inc.	2.2%	2.1%
JPMorgan Chase & Co.	1.9%	1.7%
Verizon Communications, Inc.	1.9%	1.9%
Procter & Gamble Co. (The)	1.8%	1.7%

Income & Growth’s Five Largest Overweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Western Digital Corp.	1.11%	0.10%
Accenture plc, Class A	0.99%	—
ConocoPhillips	1.75%	0.76%
Northrop Grumman Corp.	1.17%	0.18%
Occidental Petroleum Corp.	1.66%	0.67%

Income & Growth’s Five Largest Underweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Coca-Cola Co. (The)	0.37%	1.33%
PepsiCo, Inc.	—	0.96%
Merck & Co., Inc.	0.18%	1.12%
Abbott Laboratories	—	0.84%
Schlumberger Ltd.	—	0.79%

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Disciplined Growth
Actual
Investor Class	$1,000	$1,218.70	$5.82	1.04%
Institutional Class	$1,000	$1,220.60	$4.70	0.84%
A Class	$1,000	$1,216.50	$7.21	1.29%
B Class	$1,000	$1,212.40	$11.38	2.04%
C Class	$1,000	$1,212.40	$11.38	2.04%
R Class	$1,000	$1,216.30	$8.60	1.54%
Hypothetical
Investor Class	$1,000	$1,019.96	$5.30	1.04%
Institutional Class	$1,000	$1,020.97	$4.28	0.84%
A Class	$1,000	$1,018.70	$6.56	1.29%
B Class	$1,000	$1,014.92	$10.36	2.04%
C Class	$1,000	$1,014.92	$10.36	2.04%
R Class	$1,000	$1,017.44	$7.83	1.54%
Equity Growth
Actual
Investor Class	$1,000	$1,208.10	$3.84	0.69%
Institutional Class	$1,000	$1,209.30	$2.73	0.49%
A Class	$1,000	$1,206.60	$5.23	0.94%
B Class	$1,000	$1,202.20	$9.38	1.69%
C Class	$1,000	$1,202.20	$9.38	1.69%
R Class	$1,000	$1,204.80	$6.61	1.19%
Hypothetical
Investor Class	$1,000	$1,021.73	$3.52	0.69%
Institutional Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,020.47	$4.79	0.94%
B Class	$1,000	$1,016.69	$8.59	1.69%
C Class	$1,000	$1,016.69	$8.59	1.69%
R Class	$1,000	$1,019.21	$6.06	1.19%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Income & Growth
Actual
Investor Class	$1,000	$1,194.80	$3.82	0.69%
Institutional Class	$1,000	$1,196.50	$2.71	0.49%
A Class	$1,000	$1,193.40	$5.20	0.94%
B Class	$1,000	$1,188.90	$9.32	1.69%
C Class	$1,000	$1,188.70	$9.32	1.69%
R Class	$1,000	$1,191.60	$6.57	1.19%
Hypothetical
Investor Class	$1,000	$1,021.73	$3.52	0.69%
Institutional Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,020.47	$4.79	0.94%
B Class	$1,000	$1,016.69	$8.59	1.69%
C Class	$1,000	$1,016.69	$8.59	1.69%
R Class	$1,000	$1,019.21	$6.06	1.19%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

Disciplined Growth

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 99.1%			COMMUNICATIONS EQUIPMENT — 4.3%
			Cisco Systems, Inc.(1)	17,819	$ 426,587
AEROSPACE & DEFENSE — 1.9%
Honeywell International, Inc.	281	$ 11,015	F5 Networks, Inc.(1)	538	28,503
ITT Corp.	1,228	61,081	Juniper Networks, Inc.(1)	586	15,629
Raytheon Co.	2,721	140,186	QUALCOMM, Inc.	4,617	213,582
TransDigm Group, Inc.	583	27,686	Research In Motion Ltd.(1)	326	22,018
United Technologies Corp.	963	66,842			706,319
		306,810	COMPUTERS & PERIPHERALS — 7.7%
AIR FREIGHT & LOGISTICS — 1.0%			Apple, Inc.(1)	3,263	688,036
C.H. Robinson Worldwide, Inc.	601	35,297	EMC Corp.(1)	8,664	151,360
United Parcel Service, Inc.,			Hewlett-Packard Co.	2,284	117,649
Class B	2,286	131,148	SanDisk Corp.(1)	281	8,146
		166,445	Seagate Technology	3,235	58,845
AUTO COMPONENTS — 0.8%			Teradata Corp.(1)	4,914	154,447
TRW Automotive Holdings Corp.(1)	5,416	129,334	Western Digital Corp.(1)	1,924	84,945
AUTOMOBILES — 0.5%					1,263,428
Ford Motor Co.(1)	7,608	76,080	CONSUMER FINANCE — 0.3%
BEVERAGES — 2.6%			AmeriCredit Corp.(1)	2,374	45,201
Coca-Cola Co. (The)	3,091	176,187	CONTAINERS & PACKAGING — 0.2%
Coca-Cola Enterprises, Inc.	6,846	145,135	Packaging Corp. of America	1,255	28,878
PepsiCo, Inc.	1,839	111,811	DIVERSIFIED CONSUMER SERVICES — 0.6%
		433,133	Apollo Group, Inc., Class A(1)	939	56,884
BIOTECHNOLOGY — 2.5%			H&R Block, Inc.	2,024	45,783
Alexion Pharmaceuticals, Inc.(1)	256	12,498			102,667
Amgen, Inc.(1)	1,560	88,249	DIVERSIFIED FINANCIAL SERVICES — 0.5%
Celgene Corp.(1)	1,097	61,081	JPMorgan Chase & Co.	1,906	79,423
Gilead Sciences, Inc.(1)	5,179	224,147	ENERGY EQUIPMENT & SERVICES — 0.8%
Myriad Genetics, Inc.(1)	988	25,787	Noble Corp.	535	21,775
		411,762	Schlumberger Ltd.	1,604	104,404
CAPITAL MARKETS — 0.5%					126,179
GAMCO Investors, Inc., Class A	341	16,467	FOOD & STAPLES RETAILING — 1.7%
Morgan Stanley	2,217	65,623	Wal-Mart Stores, Inc.	5,175	276,604
		82,090	FOOD PRODUCTS — 1.5%
CHEMICALS — 1.4%			Campbell Soup Co.	844	28,527
CF Industries Holdings, Inc.	231	20,970	ConAgra Foods, Inc.	2,252	51,909
Eastman Chemical Co.	2,047	123,311	Hershey Co. (The)	3,133	112,130
Lubrizol Corp.	434	31,660	Lancaster Colony Corp.	980	48,706
NewMarket Corp.	363	41,662			241,272
Terra Industries, Inc.	199	6,406	HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
		224,009	Alcon, Inc.	842	138,383
COMMERCIAL BANKS(2)			Baxter International, Inc.	3,336	195,756
PNC Financial Services			Beckman Coulter, Inc.	1,429	93,514
Group, Inc.	73	3,854	ev3, Inc.(1)	5,191	69,248

Disciplined Growth

	Shares	Value		Shares	Value
Hill-Rom Holdings, Inc.	1,432	$ 34,354	INTERNET SOFTWARE & SERVICES — 2.9%
Intuitive Surgical, Inc.(1)	312	94,636	Google, Inc., Class A(1)	755	$ 468,085
Kinetic Concepts, Inc.(1)	1,769	66,603	VeriSign, Inc.(1)	138	3,345
Masimo Corp.(1)	1,243	37,812	VistaPrint NV(1)	261	14,788
Medtronic, Inc.	1,744	76,701			486,218
STERIS Corp.	3,194	89,336	IT SERVICES — 7.6%
		896,343	Accenture plc, Class A	839	34,818
HEALTH CARE PROVIDERS & SERVICES — 1.6%			Cognizant Technology
HealthSouth Corp.(1)	1,357	25,471	Solutions Corp., Class A(1)	3,307	149,807
Medco Health Solutions, Inc.(1)	3,407	217,741	Global Payments, Inc.	2,501	134,704
Universal Health Services, Inc.,			International Business
Class B	492	15,006	Machines Corp.	4,806	629,105
		258,218	Lender Processing Services, Inc.	3,150	128,079
HOTELS, RESTAURANTS & LEISURE — 1.4%			MasterCard, Inc., Class A	66	16,895
McDonald’s Corp.	936	58,444	NeuStar, Inc., Class A(1)	1,599	36,841
Starbucks Corp.(1)	7,831	180,583	Visa, Inc., Class A	755	66,032
		239,027	Western Union Co. (The)	3,122	58,850
HOUSEHOLD DURABLES — 0.9%					1,255,131
D.R. Horton, Inc.	167	1,815	LIFE SCIENCES TOOLS & SERVICES — 1.9%
Garmin Ltd.	1,827	56,089	Bruker Corp.(1)	1,358	16,377
Leggett & Platt, Inc.	176	3,590	Illumina, Inc.(1)	2,029	62,189
Tempur-Pedic International, Inc.(1)	3,812	90,078	Life Technologies Corp.(1)	355	18,542
		151,572	Millipore Corp.(1)	1,746	126,323
HOUSEHOLD PRODUCTS — 4.5%			Waters Corp.(1)	1,441	89,284
Church & Dwight Co., Inc.	1,869	112,981			312,715
Colgate-Palmolive Co.	2,879	236,510	MACHINERY — 3.9%
Kimberly-Clark Corp.	2,972	189,346	Caterpillar, Inc.	2,349	133,869
Procter & Gamble Co. (The)	3,258	197,533	Donaldson Co., Inc.	509	21,653
		736,370	Eaton Corp.	1,916	121,896
INDEPENDENT POWER PRODUCERS &			Graco, Inc.	1,821	52,026
ENERGY TRADERS — 0.2%			Illinois Tool Works, Inc.	314	15,069
Constellation Energy Group, Inc.	802	28,206	Ingersoll-Rand plc	545	19,478
INDUSTRIAL CONGLOMERATES — 2.3%			Navistar International Corp.(1)	2,372	91,678
3M Co.	3,302	272,976	Oshkosh Corp.	3,035	112,386
Carlisle Cos., Inc.	3,114	106,686	Timken Co.	3,243	76,892
		379,662			644,947
INSURANCE — 0.7%			MEDIA — 1.6%
Aflac, Inc.	1,228	56,795	DISH Network Corp., Class A	6,292	130,685
Prudential Financial, Inc.	1,152	57,323	Marvel Entertainment, Inc.(1)	2,405	130,062
		114,118			260,747
INTERNET & CATALOG RETAIL — 2.2%			METALS & MINING — 0.5%
Amazon.com, Inc.(1)	1,906	256,395	Newmont Mining Corp.	1,100	52,041
Netflix, Inc.(1)	1,834	101,127	Walter Energy, Inc.	422	31,781
priceline.com, Inc.(1)	26	5,681			83,822
		363,203

Disciplined Growth

	Shares	Value		Shares	Value
MULTILINE RETAIL — 1.8%			Sybase, Inc.(1)	974	$ 42,272
Big Lots, Inc.(1)	1,306	$ 37,848	Symantec Corp.(1)	1,165	20,842
Dollar Tree, Inc.(1)	2,619	126,498			1,409,023
Kohl’s Corp.(1)	2,063	111,257	SPECIALTY RETAIL — 3.2%
Nordstrom, Inc.	450	16,911	Aeropostale, Inc.(1)	435	14,812
		292,514	Bed Bath & Beyond, Inc.(1)	3,645	140,806
OIL, GAS & CONSUMABLE FUELS — 2.2%			Gap, Inc. (The)	563	11,795
Exxon Mobil Corp.	2,094	142,790	Ross Stores, Inc.	3,002	128,215
Occidental Petroleum Corp.	946	76,957	TJX Cos., Inc. (The)	4,302	157,238
Peabody Energy Corp.	798	36,078	Williams-Sonoma, Inc.	3,370	70,029
World Fuel Services Corp.	4,288	114,875			522,895
		370,700	TEXTILES, APPAREL & LUXURY GOODS — 0.4%
PAPER & FOREST PRODUCTS — 0.9%			Coach, Inc.	466	17,023
International Paper Co.	5,654	151,414	Jones Apparel Group, Inc.	2,827	45,402
PERSONAL PRODUCTS — 1.7%					62,425
Bare Escentuals, Inc.(1)	1,601	19,580	TOBACCO — 2.0%
Estee Lauder Cos., Inc. (The),			Lorillard, Inc.	68	5,456
Class A	2,849	137,777	Philip Morris International, Inc.	6,800	327,692
Mead Johnson Nutrition Co.,					333,148
Class A	1,851	80,889	TRADING COMPANIES & DISTRIBUTORS — 0.5%
Nu Skin Enterprises, Inc., Class A	1,579	42,428	MSC Industrial Direct Co., Class A	1,732	81,404
		280,674	TOTAL COMMON STOCKS
PHARMACEUTICALS — 6.6%			(Cost $13,912,809)		16,316,725
Abbott Laboratories	5,639	304,450
Allergan, Inc.	415	26,149	Temporary Cash Investments — 2.0%
Bristol-Myers Squibb Co.	2,508	63,327	JPMorgan U.S. Treasury
			Plus Money Market Fund
Eli Lilly & Co.	4,995	178,371	Agency Shares	35,165	35,165
Johnson & Johnson	3,922	252,616	Repurchase Agreement, Credit Suisse First
Merck & Co., Inc.	147	5,371	Boston, Inc., (collateralized by various U.S.
Perrigo Co.	3,312	131,950	Treasury obligations, 4.50%, 5/15/10, valued
			at $306,000), in a joint trading account at
Valeant Pharmaceuticals			0.001%, dated 12/31/09, due 1/4/10
International(1)	4,016	127,669
			(Delivery value $300,000)		300,000
		1,089,903	TOTAL TEMPORARY
SEMICONDUCTORS & SEMICONDUCTOR			CASH INVESTMENTS
EQUIPMENT — 4.9%			(Cost $335,165)		335,165
Broadcom Corp., Class A(1)	2,227	70,039	TOTAL INVESTMENT
Intel Corp.	14,972	305,429	SECURITIES — 101.1%
LSI Corp.(1)	15,150	91,052	(Cost $14,247,974)		16,651,890
Marvell Technology Group Ltd.(1)	5,453	113,150	OTHER ASSETS AND
			LIABILITIES — (1.1)%		(180,529)
NVIDIA Corp.(1)	1,818	33,960	TOTAL NET ASSETS — 100.0%		$16,471,361
Tessera Technologies, Inc.(1)	675	15,707

Texas Instruments, Inc.	6,888	179,501	Notes to Schedule of Investments
		808,838
SOFTWARE — 8.5%			(1) Non-income producing.
Adobe Systems, Inc.(1)	5,562	204,570	(2)	Industry is less than 0.05% of total net assets.
Microsoft Corp.	26,917	820,699
Oracle Corp.	13,066	320,640	See Notes to Financial Statements.

Equity Growth

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 99.4%			Fortress Investment
			Group LLC, Class A(1)	892,265	$ 3,970,579
AEROSPACE & DEFENSE — 1.5%			Goldman Sachs
Goodrich Corp.	105,435	$ 6,774,199	Group, Inc. (The)	149,974	25,321,610
L-3 Communications			Morgan Stanley	509,541	15,082,414
Holdings, Inc.	56,826	4,941,021	TD Ameritrade Holding Corp.(1)	186,793	3,620,048
Northrop Grumman Corp.	78,874	4,405,113			75,372,904
Raytheon Co.	296,307	15,265,736	CHEMICALS — 1.6%
		31,386,069	CF Industries Holdings, Inc.	84,912	7,708,311
AIR FREIGHT & LOGISTICS — 1.0%			Eastman Chemical Co.	38,402	2,313,336
C.H. Robinson Worldwide, Inc.	41,474	2,435,768	Huntsman Corp.	743,690	8,396,260
FedEx Corp.	66,591	5,557,019	OM Group, Inc.(1)	67,176	2,108,655
United Parcel Service, Inc.,
Class B	212,943	12,216,540	Terra Industries, Inc.	209,499	6,743,773
		20,209,327	Valspar Corp.	109,770	2,979,158
AIRLINES — 0.1%			W.R. Grace & Co.(1)	48,282	1,223,949
Copa Holdings SA, Class A	9,556	520,515			31,473,442
Southwest Airlines Co.	189,086	2,161,253	COMMERCIAL BANKS — 2.4%
		2,681,768	Bank of Montreal	38,274	2,031,584
AUTO COMPONENTS — 1.3%			Canadian Imperial
Gentex Corp.	346,381	6,182,901	Bank of Commerce	408	26,365
TRW Automotive			Toronto-Dominion Bank (The)	239,212	15,003,377
Holdings Corp.(1)	468,861	11,196,401	U.S. Bancorp.	113,234	2,548,897
WABCO Holdings, Inc.	325,514	8,395,006	Valley National Bancorp.	35,814	506,052
		25,774,308	Wells Fargo & Co.	1,030,271	27,807,014
BEVERAGES — 1.8%					47,923,289
Coca-Cola Co. (The)	408,395	23,278,515	COMMERCIAL SERVICES & SUPPLIES(2)
Coca-Cola Enterprises, Inc.	504,140	10,687,768	Waste Management, Inc.	20,044	677,688
PepsiCo, Inc.	31,868	1,937,574	COMMUNICATIONS EQUIPMENT — 3.5%
		35,903,857	Ciena Corp.(1)	171,191	1,855,711
BIOTECHNOLOGY — 2.2%			Cisco Systems, Inc.(1)	1,378,218	32,994,539
Amgen, Inc.(1)	482,105	27,272,680	CommScope, Inc.(1)	73,011	1,936,982
Biogen Idec, Inc.(1)	43,810	2,343,835	Harris Corp.	41,260	1,961,913
Celgene Corp.(1)	91,031	5,068,606	Palm, Inc.(1)	116,836	1,173,033
Gilead Sciences, Inc.(1)	249,086	10,780,442	Plantronics, Inc.	83,340	2,165,173
		45,465,563	Polycom, Inc.(1)	61,803	1,543,221
BUILDING PRODUCTS — 0.2%			QUALCOMM, Inc.	472,031	21,836,154
Masco Corp.	267,617	3,695,791	Research In Motion Ltd.(1)	50,570	3,415,498
CAPITAL MARKETS — 3.7%			Tellabs, Inc.(1)	232,530	1,320,770
Bank of New York					70,202,994
Mellon Corp. (The)	361,514	10,111,547	COMPUTERS & PERIPHERALS — 4.2%
BlackRock, Inc.	31,448	7,302,226	Apple, Inc.(1)	217,078	45,773,067
Blackstone Group LP (The)	428,073	5,616,318	EMC Corp.(1)	233,555	4,080,206
Federated Investors, Inc.,			Hewlett-Packard Co.	224,480	11,562,965
Class B	158,115	4,348,162
			NCR Corp.(1)	182,822	2,034,809

Equity Growth

	Shares	Value		Shares	Value
SanDisk Corp.(1)	140,351	$ 4,068,775	ENERGY EQUIPMENT & SERVICES — 1.7%
Seagate Technology	528,170	9,607,412	ENSCO International plc ADR	93,927	$ 3,751,444
Western Digital Corp.(1)	182,978	8,078,479	Halliburton Co.	259,639	7,812,538
		85,205,713	Helix Energy Solutions
			Group, Inc.(1)	18,909	222,181
CONSTRUCTION & ENGINEERING — 0.8%
EMCOR Group, Inc.(1)	189,895	5,108,176	National Oilwell Varco, Inc.	178,108	7,852,782
Fluor Corp.	162,467	7,317,514	Noble Corp.	9,754	396,988
			Oil States International, Inc.(1)	106,293	4,176,252
Shaw Group, Inc. (The)(1)	44,763	1,286,936
URS Corp.(1)	43,474	1,935,462	Schlumberger Ltd.	113,949	7,416,940
			Transocean Ltd.(1)	39,249	3,249,817
		15,648,088
CONSUMER FINANCE(2)					34,878,942
Discover Financial Services	54,051	795,090	FOOD & STAPLES RETAILING — 1.8%
CONTAINERS & PACKAGING — 0.7%			SUPERVALU, INC.	178,523	2,269,027
			SYSCO Corp.	578,110	16,152,394
Pactiv Corp.(1)	306,715	7,404,100
			Wal-Mart Stores, Inc.	339,504	18,146,489
Rock-Tenn Co., Class A	90,858	4,580,152
					36,567,910
Silgan Holdings, Inc.	10,437	604,093
			FOOD PRODUCTS — 1.8%
Sonoco Products Co.	35,527	1,039,165
			Archer-Daniels-Midland Co.	288,487	9,032,528
		13,627,510
			ConAgra Foods, Inc.	449,076	10,351,202
DIVERSIFIED FINANCIAL SERVICES — 3.6%
			Dean Foods Co.(1)	90,008	1,623,744
Bank of America Corp.	1,851,933	27,890,111
			Fresh Del Monte
Citigroup, Inc.	1,454,124	4,813,150	Produce, Inc.(1)	19,713	435,657
JPMorgan Chase & Co.	962,561	40,109,917	General Mills, Inc.	602	42,628
		72,813,178	Hershey Co. (The)	9,977	357,077
DIVERSIFIED TELECOMMUNICATION			J.M. Smucker Co. (The)	131,980	8,149,765
SERVICES — 2.6%
AT&T, Inc.	1,347,046	37,757,699	Kraft Foods, Inc., Class A	183,653	4,991,688
Verizon Communications, Inc.	436,335	14,455,779	Lancaster Colony Corp.	27,900	1,386,630
		52,213,478			36,370,919
ELECTRIC UTILITIES — 1.0%			GAS UTILITIES — 0.1%
Entergy Corp.	116,824	9,560,876	New Jersey Resources Corp.	37,196	1,391,131
Exelon Corp.	46,870	2,290,537	UGI Corp.	45,370	1,097,500
FPL Group, Inc.	177,692	9,385,692			2,488,631
		21,237,105	HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
ELECTRICAL EQUIPMENT — 0.4%			Becton, Dickinson & Co.	40,653	3,205,896
Cooper Industries plc, Class A	60,795	2,592,299	C.R. Bard, Inc.	179,851	14,010,393
			Gen-Probe, Inc.(1)	5,469	234,620
GrafTech International Ltd.(1)	320,702	4,986,916
			Hospira, Inc.(1)	16,833	858,483
		7,579,215
			Intuitive Surgical, Inc.(1)	4,607	1,397,395
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS — 0.7%			Medtronic, Inc.	113,360	4,985,573
Arrow Electronics, Inc.(1)	173,721	5,143,879	St. Jude Medical, Inc.(1)	75,957	2,793,698
Celestica, Inc.(1)	616,911	5,823,640	STERIS Corp.	145,773	4,077,271
Molex, Inc.	64,166	1,382,777			31,563,329
Tech Data Corp.(1)	57,163	2,667,226
		15,017,522

Equity Growth

	Shares	Value		Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.8%			Berkshire Hathaway, Inc.,
Cardinal Health, Inc.	437,132	$ 14,093,136	Class A(1)	94	$ 9,324,800
Coventry Health Care, Inc.(1)	290,389	7,053,549	Chubb Corp. (The)	120,167	5,909,813
HealthSouth Corp.(1)	51,117	959,466	CNA Financial Corp.(1)	187,557	4,501,368
Henry Schein, Inc.(1)	3,948	207,665	Endurance Specialty
			Holdings Ltd.	140,147	5,217,673
Humana, Inc.(1)	378,025	16,591,517
			MetLife, Inc.	130,508	4,613,458
Magellan Health			Prudential Financial, Inc.	335,950	16,716,872
Services, Inc.(1)	63,035	2,567,415
Medco Health Solutions, Inc.(1)	163,608	10,456,187	Travelers Cos., Inc. (The)	81,925	4,084,781
UnitedHealth Group, Inc.	312,596	9,527,926			69,702,772
			INTERNET & CATALOG RETAIL — 0.7%
WellCare Health Plans, Inc.(1)	161,614	5,940,931
			Amazon.com, Inc.(1)	56,193	7,559,082
WellPoint, Inc.(1)	168,876	9,843,782
			Netflix, Inc.(1)	111,079	6,124,896
		77,241,574
HOTELS, RESTAURANTS & LEISURE — 1.1%					13,683,978
McDonald’s Corp.	188,189	11,750,521	INTERNET SOFTWARE & SERVICES — 2.1%
			AOL, Inc.(1)	63,173	1,470,667
Panera Bread Co., Class A(1)	113,397	7,594,197
			Google, Inc., Class A(1)	59,636	36,973,127
WMS Industries, Inc.(1)	75,316	3,012,640
			Sohu.com, Inc.(1)	31,460	1,802,029
		22,357,358
			VeriSign, Inc.(1)	67,740	1,642,018
HOUSEHOLD DURABLES — 1.0%
Harman International					41,887,841
Industries, Inc.	190,242	6,711,738	IT SERVICES — 3.9%
NVR, Inc.(1)	18,930	13,453,740	Affiliated Computer
			Services, Inc., Class A(1)	57,314	3,421,073
		20,165,478
			Convergys Corp.(1)	404,582	4,349,256
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	46,390	2,829,790	Global Payments, Inc.	85,189	4,588,279
Colgate-Palmolive Co.	53,890	4,427,064	International Business
			Machines Corp.	383,122	50,150,670
Kimberly-Clark Corp.	153,776	9,797,069
			NeuStar, Inc., Class A(1)	59,245	1,365,005
Procter & Gamble Co. (The)	578,108	35,050,688
			SAIC, Inc.(1)	118,681	2,247,818
		52,104,611
INDEPENDENT POWER PRODUCERS &			Visa, Inc., Class A	23,447	2,050,675
ENERGY TRADERS — 1.5%			Western Union Co. (The)	593,264	11,183,026
Constellation Energy					79,355,802
Group, Inc.	469,613	16,516,289	LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mirant Corp.(1)	566,159	8,645,248	Polaris Industries, Inc.	104,586	4,563,087
NRG Energy, Inc.(1)	258,152	6,094,969	LIFE SCIENCES TOOLS & SERVICES — 0.7%
		31,256,506	Bruker Corp.(1)	488,790	5,894,808
INDUSTRIAL CONGLOMERATES — 1.6%			Millipore Corp.(1)	123,458	8,932,186
3M Co.	153,400	12,681,578			14,826,994
Carlisle Cos., Inc.	122,454	4,195,274	MACHINERY — 1.8%
General Electric Co.	1,089,570	16,485,194	AGCO Corp.(1)	127,350	4,118,499
		33,362,046	Caterpillar, Inc.	56,013	3,192,181
INSURANCE — 3.4%			Cummins, Inc.	119,099	5,461,880
ACE Ltd.(1)	69,427	3,499,121	Dover Corp.	30,763	1,280,048
Allied World Assurance Co.			Graco, Inc.	175,924	5,026,149
Holdings Ltd.	116,818	5,381,805	Joy Global, Inc.	92,825	4,788,842
American Financial Group, Inc.	335,476	8,370,126	Kennametal, Inc.	88,575	2,295,864
Aspen Insurance Holdings Ltd.	81,845	2,082,955	Lincoln Electric Holdings, Inc.	82,522	4,411,626

Equity Growth

	Shares	Value		Shares	Value
Navistar International Corp.(1)	58,596	$ 2,264,735	Valero Energy Corp.	379	$ 6,348
Timken Co.	160,453	3,804,341	World Fuel Services Corp.	233,670	6,260,019
		36,644,165			172,683,492
MEDIA — 2.4%			PAPER & FOREST PRODUCTS — 0.1%
CBS Corp., Class B	20,701	290,849	International Paper Co.	60,362	1,616,494
Comcast Corp., Class A	1,115,662	18,810,061	PERSONAL PRODUCTS — 0.3%
Marvel Entertainment, Inc.(1)	88,002	4,759,148	Mead Johnson Nutrition Co.,
Scripps Networks			Class A	126,509	5,528,443
Interactive, Inc., Class A	96,770	4,015,955	PHARMACEUTICALS — 6.4%
Time Warner, Inc.	694,911	20,249,707	Abbott Laboratories	290,512	15,684,743
		48,125,720	Eli Lilly & Co.	592,975	21,175,137
METALS & MINING — 1.0%			Endo Pharmaceuticals
			Holdings, Inc.(1)	135,236	2,773,690
Cliffs Natural Resources, Inc.	86,282	3,976,738
Freeport-McMoRan			Forest Laboratories, Inc.(1)	222,918	7,157,897
Copper & Gold, Inc.(1)	58,842	4,724,424	Johnson & Johnson	776,660	50,024,671
Reliance Steel & Aluminum Co.	112,177	4,848,290	King Pharmaceuticals, Inc.(1)	299,334	3,672,828
Schnitzer Steel			Merck & Co., Inc.	93,571	3,419,084
Industries, Inc., Class A	74,989	3,576,975	Pfizer, Inc.	1,128,288	20,523,559
Worthington Industries, Inc.	184,231	2,407,899	Valeant Pharmaceuticals
		19,534,326	International(1)	194,567	6,185,285
MULTILINE RETAIL — 0.8%					130,616,894
Big Lots, Inc.(1)	287,794	8,340,270	PROFESSIONAL SERVICES — 0.2%
Dollar Tree, Inc.(1)	70,595	3,409,739	Manpower, Inc.	60,246	3,288,226
Family Dollar Stores, Inc.	106,924	2,975,695	Watson Wyatt Worldwide, Inc.,
Sears Holdings Corp.(1)	9,543	796,363	Class A	36,663	1,742,226
		15,522,067			5,030,452
MULTI-INDUSTRY — 0.9%			REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
			Host Hotels & Resorts, Inc.(1)	120,845	1,410,261
Financial Select Sector
SPDR Fund	1,327,512	19,102,898	Public Storage	10,769	877,135
MULTI-UTILITIES — 1.7%			Simon Property Group, Inc.	33,113	2,642,418
DTE Energy Co.	214,995	9,371,632	SPDR Dow Jones REIT Fund	333,452	16,409,173
Integrys Energy Group, Inc.	176,496	7,411,067			21,338,987
Public Service Enterprise			ROAD & RAIL — 1.1%
Group, Inc.	509,600	16,944,200	Burlington Northern
		33,726,899	Santa Fe Corp.	59,535	5,871,342
OIL, GAS & CONSUMABLE FUELS — 8.5%			CSX Corp.	85,408	4,141,434
Anadarko Petroleum Corp.	121,402	7,577,913	Norfolk Southern Corp.	78,393	4,109,361
Apache Corp.	106,986	11,037,746	Union Pacific Corp.	128,693	8,223,482
Chevron Corp.	337,007	25,946,169			22,345,619
ConocoPhillips	321,887	16,438,769	SEMICONDUCTORS & SEMICONDUCTOR
Exxon Mobil Corp.	1,060,515	72,316,518	EQUIPMENT — 3.1%
Frontier Oil Corp.	163,473	1,968,215	Applied Materials, Inc.	414,276	5,775,007
			Broadcom Corp., Class A(1)	154,560	4,860,912
McMoRan Exploration Co.(1)	205,034	1,644,373
Murphy Oil Corp.	137,873	7,472,717	Cypress Semiconductor
			Corp.(1)	205,732	2,172,530
Occidental Petroleum Corp.	175,065	14,241,538	Intel Corp.	899,799	18,355,899
Peabody Energy Corp.	152,858	6,910,710
			LSI Corp.(1)	542,993	3,263,388
Tesoro Corp.	63,650	862,457

Equity Growth

	Shares	Value		Shares	Value
Marvell Technology			Temporary Cash Investments — 0.7%
Group Ltd.(1)	65,861	$ 1,366,616
ON Semiconductor Corp.(1)	260,127	2,291,719	JPMorgan U.S. Treasury
			Plus Money Market Fund
Skyworks Solutions, Inc.(1)	673,115	9,551,502	Agency Shares	27,772	$ 27,772
Tessera Technologies, Inc.(1)	66,136	1,538,985	Repurchase Agreement, Credit Suisse First
Texas Instruments, Inc.	441,050	11,493,763	Boston, Inc., (collateralized by various
			U.S. Treasury obligations, 4.50%, 5/15/10,
Xilinx, Inc.	85,217	2,135,538	valued at $14,688,000), in a joint trading
		62,805,859	account at 0.001%, dated 12/31/09,
SOFTWARE — 3.8%			due 1/4/10 (Delivery value $14,400,002)		14,400,000
Adobe Systems, Inc.(1)	105,555	3,882,313	TOTAL TEMPORARY
Microsoft Corp.	1,608,746	49,050,666	CASH INVESTMENTS
			(Cost $14,427,772)		14,427,772
Oracle Corp.	337,032	8,270,765	TOTAL INVESTMENT
Quest Software, Inc.(1)	70,903	1,304,615	SECURITIES — 100.1%
Sybase, Inc.(1)	234,070	10,158,638	(Cost $1,770,142,039)		2,028,964,970
Symantec Corp.(1)	160,561	2,872,437	OTHER ASSETS AND
Synopsys, Inc.(1)	90,501	2,016,362	LIABILITIES — (0.1)%		(2,910,436)
		77,555,796	TOTAL NET ASSETS — 100.0%		$2,026,054,534
SPECIALTY RETAIL — 1.5%
AutoZone, Inc.(1)	8,460	1,337,272	Notes to Schedule of Investments
Gap, Inc. (The)	480,888	10,074,604	ADR = American Depositary Receipt
RadioShack Corp.	75,141	1,465,249	SPDR = Standard & Poor’s Depositary Receipts
Ross Stores, Inc.	308,314	13,168,091	(1) Non-income producing.
Sherwin-Williams Co. (The)	62,577	3,857,872	(2)	Industry is less than 0.05% of total net assets.
		29,903,088
TEXTILES, APPAREL & LUXURY GOODS — 0.5%			See Notes to Financial Statements.
Jones Apparel Group, Inc.	43,051	691,399
Liz Claiborne, Inc.(1)	330,104	1,858,486
Polo Ralph Lauren Corp.	84,778	6,865,322
		9,415,207
TOBACCO — 1.3%
Altria Group, Inc.	112,549	2,209,337
Philip Morris International, Inc.	488,686	23,549,778
		25,759,115
TOTAL COMMON STOCKS
(Cost $1,755,714,267)		2,014,537,198

Income & Growth

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 99.9%			CHEMICALS — 1.9%
AEROSPACE & DEFENSE — 2.7%			Ashland, Inc.	211,290	$ 8,371,310
General Dynamics Corp.	132,052	$ 9,001,985	CF Industries Holdings, Inc.	41,945	3,807,767
Honeywell International, Inc.	96,089	3,766,689	E.I. du Pont de Nemours & Co.	442,939	14,913,756
Lockheed Martin Corp.	136,621	10,294,392	Minerals Technologies, Inc.	27,179	1,480,440
			OM Group, Inc.(1)	84,894	2,664,823
Northrop Grumman Corp.	379,559	21,198,370
Raytheon Co.	81,912	4,220,106	Terra Industries, Inc.	53,243	1,713,892
		48,481,542	Valspar Corp.	89,638	2,432,775
AIR FREIGHT & LOGISTICS — 0.5%					35,384,763
FedEx Corp.	38,880	3,244,536	COMMERCIAL BANKS — 2.9%
United Parcel Service, Inc.,			Canadian Imperial
Class B	66,497	3,814,933	Bank of Commerce	86,408	5,583,685
UTi Worldwide, Inc.	182,412	2,612,140	CapitalSource, Inc.	235,451	934,741
		9,671,609	Cullen/Frost Bankers, Inc.	16,286	814,300
AUTO COMPONENTS — 0.3%			Fifth Third Bancorp.	151,264	1,474,824
TRW Automotive			First Horizon National Corp.(1)	70,927	950,423
Holdings Corp.(1)	31,308	747,635	Huntington Bancshares, Inc.	88,878	324,405
WABCO Holdings, Inc.	154,681	3,989,223	PNC Financial Services
		4,736,858	Group, Inc.	21,222	1,120,309
AUTOMOBILES — 0.2%			Regions Financial Corp.	63,235	334,513
Ford Motor Co.(1)	399,528	3,995,280	Royal Bank of Canada	88,495	4,738,907
BEVERAGES — 0.6%			SunTrust Banks, Inc.	39,596	803,403
Coca-Cola Co. (The)	117,918	6,721,326	Toronto-Dominion Bank (The)	97,555	6,118,650
Coca-Cola Enterprises, Inc.	145,983	3,094,840	U.S. Bancorp.	567,618	12,777,081
Constellation Brands, Inc.,			Wells Fargo & Co.	596,038	16,087,066
Class A(1)	56,420	898,770			52,062,307
		10,714,936	COMMERCIAL SERVICES & SUPPLIES — 0.6%
BIOTECHNOLOGY — 1.7%			Herman Miller, Inc.	27,375	437,452
Amgen, Inc.(1)	491,349	27,795,613	R.R. Donnelley & Sons Co.	506,037	11,269,444
Talecris Biotherapeutics					11,706,896
Holdings Corp.(1)	107,472	2,393,401	COMMUNICATIONS EQUIPMENT — 1.0%
		30,189,014	Cisco Systems, Inc.(1)	672,430	16,097,974
CAPITAL MARKETS — 2.3%			QUALCOMM, Inc.	40,674	1,881,579
Bank of New York					17,979,553
Mellon Corp. (The)	233,081	6,519,276	COMPUTERS & PERIPHERALS — 4.5%
BlackRock, Inc.	12,277	2,850,719	Apple, Inc.(1)	125,089	26,376,267
Federated Investors, Inc.,			EMC Corp.(1)	263,001	4,594,627
Class B	14,153	389,208
Goldman Sachs			Hewlett-Packard Co.	606,872	31,259,977
Group, Inc. (The)	71,157	12,014,148	Western Digital Corp.(1)	457,547	20,200,700
Janus Capital Group, Inc.	129,813	1,745,985			82,431,571
Legg Mason, Inc.	14,649	441,814	CONSTRUCTION & ENGINEERING — 1.1%
Morgan Stanley	375,714	11,121,134	EMCOR Group, Inc.(1)	500,800	13,471,520
TD Ameritrade Holding Corp.(1)	299,066	5,795,899	Fluor Corp.	68,812	3,099,292
		40,878,183	Shaw Group, Inc. (The)(1)	137,273	3,946,599
					20,517,411

Income & Growth

	Shares	Value		Shares	Value
CONSUMER FINANCE — 0.3%			National Oilwell Varco, Inc.	84,355	$ 3,719,212
American Express Co.	126,171	$ 5,112,449	Willbros Group, Inc.(1)	33,990	573,412
Discover Financial Services	22,070	324,650			8,046,306
		5,437,099	FOOD & STAPLES RETAILING — 1.5%
DIVERSIFIED CONSUMER SERVICES(2)			SUPERVALU, INC.	632,461	8,038,579
Apollo Group, Inc., Class A(1)	7,632	462,347	Wal-Mart Stores, Inc.	358,537	19,163,803
DIVERSIFIED FINANCIAL SERVICES — 3.8%					27,202,382
Bank of America Corp.	1,467,221	22,096,348	FOOD PRODUCTS — 1.3%
Citigroup, Inc.	1,547,802	5,123,224	Archer-Daniels-Midland Co.	92,586	2,898,868
CME Group, Inc.	17,206	5,780,356	ConAgra Foods, Inc.	15,714	362,208
JPMorgan Chase & Co.	818,252	34,096,561	Darling International, Inc.(1)	65,975	552,870
NYSE Euronext	49,450	1,251,085	Del Monte Foods Co.	32,934	373,471
		68,347,574	Fresh Del Monte
DIVERSIFIED TELECOMMUNICATION			Produce, Inc.(1)	60,281	1,332,210
SERVICES — 4.4%			General Mills, Inc.	153,733	10,885,834
AT&T, Inc.	1,425,105	39,945,693	Kraft Foods, Inc., Class A	210,104	5,710,627
Qwest Communications			Sara Lee Corp.	59,833	728,766
International, Inc.	1,385,642	5,833,553			22,844,854
Verizon Communications, Inc.	1,027,586	34,043,924	GAS UTILITIES — 0.1%
		79,823,170	UGI Corp.	50,414	1,219,515
ELECTRIC UTILITIES — 1.9%			HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Duke Energy Corp.	49,133	845,579	Baxter International, Inc.	164,078	9,628,097
Edison International	206,552	7,183,878	Becton, Dickinson & Co.	225,675	17,796,731
Entergy Corp.	30,000	2,455,200	Boston Scientific Corp.(1)	393,588	3,542,292
Exelon Corp.	117,646	5,749,360	C.R. Bard, Inc.	69,732	5,432,123
FPL Group, Inc.	350,457	18,511,139	Hill-Rom Holdings, Inc.	175,156	4,201,992
		34,745,156			40,601,235
ELECTRICAL EQUIPMENT — 1.0%			HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acuity Brands, Inc.	72,483	2,583,294	Coventry Health Care, Inc.(1)	483,088	11,734,207
Brady Corp., Class A	117,255	3,518,823	Humana, Inc.(1)	114,403	5,021,148
Emerson Electric Co.	200,022	8,520,937	WellCare Health Plans, Inc.(1)	25,867	950,871
GrafTech International Ltd.(1)	177,110	2,754,061
			WellPoint, Inc.(1)	261,771	15,258,632
Rockwell Automation, Inc.	28,534	1,340,527			32,964,858
		18,717,642	HOTELS, RESTAURANTS & LEISURE — 1.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS — 1.1%			McDonald’s Corp.	343,147	21,426,099
			Panera Bread Co., Class A(1)	31,031	2,078,146
Arrow Electronics, Inc.(1)	132,616	3,926,760
Avnet, Inc.(1)	64,971	1,959,525	Wyndham Worldwide Corp.	350,346	7,066,479
Celestica, Inc.(1)	1,211,130	11,433,067			30,570,724
			HOUSEHOLD DURABLES — 0.8%
Ingram Micro, Inc., Class A(1)	36,481	636,594
			Blyth, Inc.	8,878	299,366
Tech Data Corp.(1)	48,205	2,249,245
			Garmin Ltd.	36,410	1,117,787
		20,205,191	Harman International
ENERGY EQUIPMENT & SERVICES — 0.4%			Industries, Inc.	61,907	2,184,079
ENSCO International plc ADR	40,512	1,618,049	NVR, Inc.(1)	14,433	10,257,678
Helix Energy Solutions					13,858,910
Group, Inc.(1)	181,756	2,135,633

Income & Growth

	Shares	Value		Shares	Value
HOUSEHOLD PRODUCTS — 2.9%			IT SERVICES — 4.7%
Clorox Co.	31,274	$ 1,907,714	Accenture plc, Class A	436,687	$ 18,122,511
Kimberly-Clark Corp.	293,403	18,692,705	Broadridge Financial
Procter & Gamble Co. (The)	534,307	32,395,034	Solutions, Inc.	142,068	3,205,054
		52,995,453	Computer Sciences Corp.(1)	183,982	10,584,484
INDEPENDENT POWER PRODUCERS &			Convergys Corp.(1)	171,549	1,844,152
ENERGY TRADERS — 0.9%			International Business
Constellation Energy			Machines Corp.	378,447	49,538,712
Group, Inc.	423,806	14,905,257	Western Union Co. (The)	59,461	1,120,840
NRG Energy, Inc.(1)	83,510	1,971,671			84,415,753
		16,876,928	LEISURE EQUIPMENT & PRODUCTS — 0.3%
INDUSTRIAL CONGLOMERATES — 1.9%			Hasbro, Inc.	192,416	6,168,857
3M Co.	65,907	5,448,532	LIFE SCIENCES TOOLS & SERVICES — 0.1%
Carlisle Cos., Inc.	174,582	5,981,179	PerkinElmer, Inc.	73,439	1,512,109
General Electric Co.	1,503,967	22,755,021	MACHINERY — 2.3%
		34,184,732	Actuant Corp., Class A	42,359	784,912
INSURANCE — 3.5%			Caterpillar, Inc.	114,026	6,498,342
ACE Ltd.(1)	245,421	12,369,218	Chart Industries, Inc.(1)	19,390	320,904
Allied World Assurance Co.			Cummins, Inc.	35,769	1,640,366
Holdings Ltd.	17,307	797,334	Dover Corp.	185,647	7,724,772
American Financial Group, Inc.	201,693	5,032,240	Eaton Corp.	140,984	8,969,402
Aspen Insurance Holdings Ltd.	270,876	6,893,794	Lincoln Electric Holdings, Inc.	33,245	1,777,278
Axis Capital Holdings Ltd.	98,524	2,799,067	Mueller Industries, Inc.	108,250	2,688,930
Conseco, Inc.(1)	290,353	1,451,765	Navistar International Corp.(1)	65,691	2,538,957
Endurance Specialty			Parker-Hannifin Corp.	114,529	6,170,823
Holdings Ltd.	46,672	1,737,599
			Timken Co.	96,956	2,298,827
Genworth Financial, Inc.,
Class A(1)	165,651	1,880,139	Trinity Industries, Inc.	53,650	935,656
Hartford Financial Services					42,349,169
Group, Inc. (The)	88,911	2,068,070	MEDIA — 2.6%
MetLife, Inc.	166,759	5,894,931	Comcast Corp., Class A	752,441	12,686,155
Principal Financial Group, Inc.	276,483	6,646,651	Gannett Co., Inc.	365,572	5,428,744
Prudential Financial, Inc.	194,508	9,678,718	Harte-Hanks, Inc.	82,547	889,857
StanCorp Financial Group, Inc.	11,273	451,145	Time Warner, Inc.	643,061	18,738,798
Travelers Cos., Inc. (The)	107,947	5,382,237	Walt Disney Co. (The)	268,098	8,646,160
		63,082,908			46,389,714
INTERNET & CATALOG RETAIL — 0.1%			METALS & MINING — 0.2%
Netflix, Inc.(1)	48,588	2,679,142	Reliance Steel & Aluminum Co.	68,953	2,980,149
INTERNET SOFTWARE & SERVICES — 1.4%			Worthington Industries, Inc.	81,073	1,059,624
AOL, Inc.(1)	58,460	1,360,949			4,039,773
Google, Inc., Class A(1)	33,129	20,539,317	MULTILINE RETAIL — 0.4%
Yahoo!, Inc.(1)	206,641	3,467,436	Big Lots, Inc.(1)	63,095	1,828,493
		25,367,702	Dollar Tree, Inc.(1)	24,431	1,180,017
			Family Dollar Stores, Inc.	146,532	4,077,986
					7,086,496

Income & Growth

	Shares	Value		Shares	Value
MULTI-INDUSTRY — 0.2%			ROAD & RAIL — 1.6%
Financial Select Sector			CSX Corp.	157,985	$ 7,660,693
SPDR Fund	221,209	$ 3,183,198	Norfolk Southern Corp.	140,275	7,353,215
MULTI-UTILITIES — 1.4%			Union Pacific Corp.	219,098	14,000,362
DTE Energy Co.	215,267	9,383,489			29,014,270
Integrys Energy Group, Inc.	117,682	4,941,467	SEMICONDUCTORS & SEMICONDUCTOR
PG&E Corp.	52,830	2,358,859	EQUIPMENT — 4.0%
Public Service Enterprise			Amkor Technology, Inc.(1)	921,532	6,598,169
Group, Inc.	289,729	9,633,489	Analog Devices, Inc.	32,386	1,022,750
		26,317,304	Broadcom Corp., Class A(1)	145,519	4,576,572
OIL, GAS & CONSUMABLE FUELS — 11.7%			Intel Corp.	1,307,080	26,664,432
Apache Corp.	69,245	7,144,007	LSI Corp.(1)	1,890,360	11,361,064
Chevron Corp.	602,116	46,356,911	Maxim Integrated
ConocoPhillips	627,219	32,032,074	Products, Inc.	109,538	2,223,621
Exxon Mobil Corp.	1,049,378	71,557,086	NVIDIA Corp.(1)	149,715	2,796,676
Hess Corp.	73,674	4,457,277	Texas Instruments, Inc.	388,364	10,120,766
Murphy Oil Corp.	247,931	13,437,860	Xilinx, Inc.	300,098	7,520,456
Occidental Petroleum Corp.	370,428	30,134,318			72,884,506
Tesoro Corp.	40,770	552,434	SOFTWARE — 3.9%
Valero Energy Corp.	111,564	1,868,697	Microsoft Corp.	1,382,818	42,162,121
Williams Cos., Inc. (The)	91,556	1,930,000	Novell, Inc.(1)	344,649	1,430,293
World Fuel Services Corp.	108,498	2,906,661	Oracle Corp.	524,040	12,859,941
		212,377,325	Parametric Technology Corp.(1)	11,105	181,456
PAPER & FOREST PRODUCTS — 0.1%			Sybase, Inc.(1)	54,004	2,343,774
Domtar Corp.(1)	16,666	923,463
			Symantec Corp.(1)	484,633	8,670,084
International Paper Co.	41,960	1,123,689	Synopsys, Inc.(1)	140,082	3,121,027
		2,047,152			70,768,696
PERSONAL PRODUCTS — 0.3%			SPECIALTY RETAIL — 2.8%
Estee Lauder Cos.,
Inc. (The), Class A	124,690	6,030,008	AnnTaylor Stores Corp.(1)	181,754	2,479,125
PHARMACEUTICALS — 7.5%			AutoNation, Inc.(1)	110,042	2,107,304
Bristol-Myers Squibb Co.	797,081	20,126,295	Barnes & Noble, Inc.	150,275	2,865,744
Eli Lilly & Co.	618,212	22,076,351	Gap, Inc. (The)	900,417	18,863,736
Johnson & Johnson	786,083	50,631,606	Home Depot, Inc. (The)	70,701	2,045,380
Merck & Co., Inc.	87,744	3,206,166	RadioShack Corp.	468,500	9,135,750
Pfizer, Inc.	2,214,296	40,278,044	Rent-A-Center, Inc.(1)	288,559	5,113,266
		136,318,462	Ross Stores, Inc.	175,488	7,495,092
PROFESSIONAL SERVICES — 0.1%					50,105,397
Manpower, Inc.	23,561	1,285,959	TEXTILES, APPAREL & LUXURY GOODS — 0.6%
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%			Jones Apparel Group, Inc.	264,037	4,240,434
Boston Properties, Inc.	2,876	192,893	Polo Ralph Lauren Corp.	68,185	5,521,621
Equity Residential	8,496	286,995	Timberland Co. (The),
			Class A(1)	64,624	1,158,709
HRPT Properties Trust	201,120	1,301,247
Public Storage	48,068	3,915,139			10,920,764
Simon Property Group, Inc.	58,415	4,661,517
Vornado Realty Trust	3,377	236,187
		10,593,978

Income & Growth

	Shares	Value	Notes to Schedule of Investments
TOBACCO — 1.1%			ADR = American Depositary Receipt
Altria Group, Inc.	63,190	$ 1,240,420	SPDR = Standard & Poor’s Depositary Receipts
Lorillard, Inc.	7,920	635,421	(1) Non-income producing.
Philip Morris International, Inc.	97,999	4,722,572	(2) Industry is less than 0.05% of total net assets.
Reynolds American, Inc.	241,512	12,792,891	(3) Perpetual security. These securities do not have a predetermined
		19,391,304	maturity date. The coupon rates are fixed for a period of time and
			may be structured to adjust thereafter. Interest reset or next call
WIRELESS TELECOMMUNICATION SERVICES — 0.1%			date is indicated, as applicable.
Sprint Nextel Corp.(1)	393,846	1,441,476
TOTAL COMMON STOCKS
(Cost $1,563,932,565)		1,813,625,421	See Notes to Financial Statements.
Convertible Preferred Stocks		— 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Bank of America Corp.,
10.00%, 12/31/49(3)	91,994	1,372,550
Temporary Cash Investments — 0.1%
JPMorgan U.S. Treasury
Plus Money Market Fund
Agency Shares	86,029	86,029
Repurchase Agreement, Goldman Sachs
Group, Inc., (collateralized by various
U.S. Treasury obligations, 4.50%–6.125%,
11/15/27–2/15/36, valued at $2,758,479),
in a joint trading account at 0.001%,
dated 12/31/09, due 1/4/10
(Delivery value $2,700,000)		2,700,000
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $2,786,029)		2,786,029
TOTAL INVESTMENT
SECURITIES — 100.1%
(Cost $1,568,098,504)		1,817,784,000
OTHER ASSETS AND
LIABILITIES — (0.1)%		(2,448,568)
TOTAL NET ASSETS — 100.0%		$1,815,335,432

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
	Disciplined Growth	Equity Growth	Income & Growth
Assets
Investment securities, at value (cost of $14,247,974,
$1,770,142,039 and $1,568,098,504, respectively)	$16,651,890	$2,028,964,970	$1,817,784,000
Receivable for investments sold	70,003	1,833,161	15,576,115
Receivable for capital shares sold	55,748	1,367,986	1,020,409
Dividends and interest receivable	15,342	1,732,619	2,202,241
	16,792,983	2,033,898,736	1,836,582,765

Liabilities
Payable for investments purchased	294,169	2,251,147	4,092,905
Payable for capital shares redeemed	13,494	4,373,488	16,089,155
Accrued management fees	13,695	1,152,119	1,030,031
Distribution fees payable	48	3,921	646
Service fees (and distribution fees —
A Class and R Class) payable	216	63,527	34,596
	321,622	7,844,202	21,247,333

Net Assets	$16,471,361	$2,026,054,534	$1,815,335,432

See Notes to Financial Statements.

DECEMBER 31, 2009 (UNAUDITED)
	Disciplined Growth	Equity Growth	Income & Growth
Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,726,953	$2,438,397,402	$2,226,286,772
Accumulated net investment loss	(32,272)	(67,160)	(1,591,086)
Accumulated net realized loss on investment transactions	(4,627,236)	(671,098,639)	(659,045,750)
Net unrealized appreciation on investments	2,403,916	258,822,931	249,685,496
	$16,471,361	$2,026,054,534	$1,815,335,432

Investor Class, $0.01 Par Value
Net assets	$12,988,428	$1,528,972,674	$1,408,255,617
Shares outstanding	1,337,439	83,140,813	65,977,556
Net asset value per share	$9.71	$18.39	$21.34

Institutional Class, $0.01 Par Value
Net assets	$2,723,675	$205,254,727	$245,769,099
Shares outstanding	279,846	11,156,267	11,507,043
Net asset value per share	$9.73	$18.40	$21.36

A Class, $0.01 Par Value
Net assets	$384,255	$282,657,599	$159,973,116
Shares outstanding	39,678	15,379,973	7,501,111
Net asset value per share	$9.68	$18.38	$21.33
Maximum offering price (net asset value divided by 0.9425)	$10.27	$19.50	$22.63

B Class, $0.01 Par Value
Net assets	$57,571	$78,927	$61,264
Shares outstanding	6,002	4,289	2,869
Net asset value per share	$9.59	$18.40	$21.35

C Class, $0.01 Par Value
Net assets	$41,425	$6,064,208	$989,012
Shares outstanding	4,318	331,770	46,418
Net asset value per share	$9.59	$18.28	$21.31

R Class, $0.01 Par Value
Net assets	$276,007	$3,026,399	$287,324
Shares outstanding	28,662	164,541	13,461
Net asset value per share	$9.63	$18.39	$21.34

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
	Disciplined Growth	Equity Growth	Income & Growth
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of
$—, $37,456, and $49,961, respectively)	$ 130,410	$ 19,593,338	$ 22,339,942
Interest	49	4,453	2,028
	130,459	19,597,791	22,341,970

Expenses:
Management fees	77,292	6,589,511	6,119,450
Distribution fees:
B Class	111	278	213
C Class	214	22,059	3,434
Service fees:
B Class	37	92	71
C Class	72	7,353	1,145
Distribution and service fees:
A Class	546	337,103	224,792
R Class	1,066	6,730	625
Directors’ fees and expenses	224	28,699	27,750
Other expenses	9	361	235
	79,571	6,992,186	6,377,715

Net investment income (loss)	50,888	12,605,605	15,964,255

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	203,733	35,911,723	(38,553,972)
Futures contract transactions	—	—	(2,291,032)
	203,733	35,911,723	(40,845,004)

Change in net unrealized appreciation (depreciation) on:
Investments	2,695,487	311,994,760	348,759,506
Futures contracts	—	—	23,348
	2,695,487	311,994,760	348,782,854

Net realized and unrealized gain (loss)	2,899,220	347,906,483	307,937,850

Net Increase (Decrease) in Net Assets
Resulting from Operations	$2,950,108	$360,512,088	$323,902,105

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
	Disciplined Growth		Equity Growth
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 50,888	$ 66,088	$ 12,605,605	$ 33,724,767
Net realized gain (loss)	203,733	(4,351,698)	35,911,723	(613,404,281)
Change in net unrealized
appreciation (depreciation)	2,695,487	(1,749,087)	311,994,760	(204,285,394)
Net increase (decrease) in net assets
resulting from operations	2,950,108	(6,034,697)	360,512,088	(783,964,908)

Distributions to Shareholders
From net investment income:
Investor Class	(68,774)	(43,563)	(9,776,602)	(30,419,338)
Institutional Class	(20,108)	(15,865)	(1,502,433)	(7,046,596)
A Class	(1,108)	(641)	(1,416,081)	(4,230,042)
B Class	—	—	(77)	(381)
C Class	—	—	(5,946)	(42,370)
R Class	(94)	—	(11,043)	(16,018)
Decrease in net assets from distributions	(90,084)	(60,069)	(12,712,182)	(41,754,745)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	1,617	(1,774,539)	(63,186,037)	(267,965,105)

Net increase (decrease) in net assets	2,861,641	(7,869,305)	284,613,869	(1,093,684,758)

Net Assets
Beginning of period	13,609,720	21,479,025	1,741,440,665	2,835,125,423
End of period	$16,471,361	$13,609,720	$2,026,054,534	$1,741,440,665

Accumulated undistributed
net investment income (loss)	$(32,272)	$6,924	$(67,160)	$39,417

See Notes to Financial Statements.

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
	Income & Growth
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 15,964,255	$ 47,491,719
Net realized gain (loss)	(40,845,004)	(520,045,136)
Change in net unrealized appreciation (depreciation)	348,782,854	(303,701,665)
Net increase (decrease) in net assets resulting from operations	323,902,105	(776,255,082)

Distributions to Shareholders
From net investment income:
Investor Class	(13,454,440)	(39,834,928)
Institutional Class	(2,656,162)	(11,724,274)
A Class	(1,438,752)	(5,403,315)
B Class	(239)	(621)
C Class	(3,917)	(12,291)
R Class	(1,831)	(5,646)
Decrease in net assets from distributions	(17,555,341)	(56,981,075)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(224,146,435)	(413,872,612)

Net increase (decrease) in net assets	82,200,329	(1,247,108,769)

Net Assets
Beginning of period	1,733,135,103	2,980,243,872
End of period	$1,815,335,432	$ 1,733,135,103

Accumulated net investment loss	$(1,591,086)	—

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Disciplined Growth Fund (Disciplined Growth), Equity Growth Fund (Equity Growth) and Income & Growth Fund (Income & Growth) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds seek long-term capital growth by investing in common stocks. Income is a secondary objective for Income & Growth. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually for Disciplined Growth. Distributions from net investment income, if any, are declared and paid quarterly for Equity Growth and Income & Growth. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009 that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700% for Disciplined Growth and from 0.3380% to 0.5200% for Equity Growth and Income & Growth. The rates for the Complex Fee (Investor Class, A Class, B Class, C Class, and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the funds for the six months ended December 31, 2009 was as follows:

	Investor, A, B, C & R	Institutional
Disciplined Growth	1.04%	0.84%
Equity Growth	0.69%	0.49%
Income & Growth	0.69%	0.49%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended December 31, 2009, were as follows:

	Disciplined Growth	Equity Growth	Income & Growth
Purchases	$5,941,354	$389,442,235	$337,790,817
Sales	$6,024,424	$453,498,005	$558,557,964

4. Capital Share Transactions

Transactions in shares of the funds were as follows:
	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Disciplined Growth
Investor Class/Shares Authorized	50,000,000		80,000,000
Sold	285,294	$ 2,621,728	278,559	$ 2,143,625
Issued in reinvestment of distributions	6,537	64,129	6,002	41,955
Redeemed	(257,940)	(2,343,934)	(428,464)	(3,295,292)
	33,891	341,923	(143,903)	(1,109,712)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	14,343	128,095	52,851	403,445
Issued in reinvestment of distributions	2,045	20,108	2,263	15,865
Redeemed	(18,417)	(159,884)	(149,290)	(1,171,779)
	(2,029)	(11,681)	(94,176)	(752,469)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	13,174	120,395	38,955	304,771
Issued in reinvestment of distributions	111	1,084	90	630
Redeemed	(24,798)	(224,611)	(39,437)	(279,324)
	(11,513)	(103,132)	(392)	26,077
B Class/Shares Authorized	10,000,000		10,000,000
Sold	2,723	26,372	1,269	9,737
C Class/Shares Authorized	10,000,000		10,000,000
Sold	886	7,754	4,854	36,608
Redeemed	(3,432)	(31,950)	—	—
	(2,546)	(24,196)	4,854	36,608
R Class/Shares Authorized	10,000,000		10,000,000
Sold	3	26	3,945	38,118
Issued in reinvestment of distributions	10	94	—	—
Redeemed	(24,004)	(227,789)	(3,692)	(22,898)
	(23,991)	(227,669)	253	15,220
Net increase (decrease)	(3,465)	$ 1,617	(232,095)	$(1,774,539)

	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Equity Growth
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	4,143,926	$ 70,948,813	13,834,287	$ 216,287,346
Issued in reinvestment of distributions	417,495	7,569,108	1,486,779	24,209,945
Redeemed	(8,867,293)	(154,191,281)	(21,560,263)	(356,914,934)
	(4,305,872)	(75,673,360)	(6,239,197)	(116,417,643)
Institutional Class/Shares Authorized	90,000,000		90,000,000
Sold	1,353,069	23,172,101	3,577,484	58,678,266
Issued in reinvestment of distributions	76,236	1,383,568	399,943	6,598,298
Redeemed	(1,240,496)	(21,500,898)	(13,301,187)	(204,327,363)
	188,809	3,054,771	(9,323,760)	(139,050,799)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	2,980,401	51,292,371	4,755,754	76,867,990
Issued in reinvestment of distributions	59,134	1,073,151	207,347	3,356,825
Redeemed	(2,477,802)	(43,670,653)	(5,593,868)	(93,689,779)
	561,733	8,694,869	(630,767)	(13,464,964)
B Class/Shares Authorized	10,000,000		10,000,000
Sold	86	1,500	3,023	46,617
Issued in reinvestment of distributions	4	77	25	369
Redeemed	—	—	(967)	(14,272)
	90	1,577	2,081	32,714
C Class/Shares Authorized	10,000,000		10,000,000
Sold	41,626	697,990	83,085	1,300,447
Issued in reinvestment of distributions	307	5,657	2,694	40,500
Redeemed	(45,754)	(790,199)	(102,960)	(1,633,457)
	(3,821)	(86,552)	(17,181)	(292,510)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	69,653	1,175,125	90,454	1,365,899
Issued in reinvestment of distributions	606	11,043	1,053	16,018
Redeemed	(20,885)	(363,510)	(10,815)	(153,820)
	49,374	822,658	80,692	1,228,097
Net increase (decrease)	(3,509,687)	$ (63,186,037)	(16,128,132)	$(267,965,105)

	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Income & Growth
Investor Class/Shares Authorized	330,000,000		330,000,000
Sold	1,969,441	$ 39,787,517	5,725,804	$ 107,573,044
Issued in reinvestment of distributions	602,426	12,685,066	1,984,000	37,745,971
Redeemed	(7,670,831)	(156,968,884)	(18,713,803)	(361,624,767)
	(5,098,964)	(104,496,301)	(11,003,999)	(216,305,752)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	1,113,015	22,303,945	6,516,634	118,653,148
Issued in reinvestment of distributions	114,988	2,423,103	590,268	11,276,375
Redeemed	(4,594,932)	(91,561,140)	(13,481,166)	(242,902,227)
	(3,366,929)	(66,834,092)	(6,374,264)	(112,972,704)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	449,147	9,031,960	1,352,467	25,563,806
Issued in reinvestment of distributions	66,695	1,399,888	277,285	5,289,524
Redeemed	(3,137,696)	(63,350,084)	(5,806,277)	(115,164,742)
	(2,621,854)	(52,918,236)	(4,176,525)	(84,311,412)
B Class/Shares Authorized	10,000,000		10,000,000
Sold	176	3,548	1,356	21,381
Issued in reinvestment of distributions	11	239	36	621
	187	3,787	1,392	22,002
C Class/Shares Authorized	10,000,000		10,000,000
Sold	6,616	136,756	22,067	398,750
Issued in reinvestment of distributions	139	2,929	560	10,076
Redeemed	(5,669)	(116,570)	(23,968)	(472,772)
	1,086	23,115	(1,341)	(63,946)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	7,823	151,966	6,597	133,954
Issued in reinvestment of distributions	67	1,412	189	3,523
Redeemed	(4,181)	(78,086)	(18,621)	(378,277)
	3,709	75,292	(11,835)	(240,800)
Net increase (decrease)	(11,082,765)	$(224,146,435)	(21,566,572)	$(413,872,612)

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Disciplined Growth
Investment Securities
Common Stocks	$16,316,725	—	—
Temporary Cash Investments	35,165	$300,000	—
Total Value of Investment Securities	$16,351,890	$300,000	—

Equity Growth
Investment Securities
Common Stocks	$2,014,537,198	—	—
Temporary Cash Investments	27,772	$14,400,000	—
Total Value of Investment Securities	$2,014,564,970	$14,400,000	—

Income & Growth
Investment Securities
Common Stocks	$1,813,625,421	—	—
Convertible Preferred Stocks	—	$1,372,550	—
Temporary Cash Investments	86,029	2,700,000	—
Total Value of Investment Securities	$1,813,711,450	$4,072,550	—

6. Derivative Instruments

Equity Price Risk — Income & Growth is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, Income & Growth infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At December 31, 2009, Income & Growth did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For Income & Growth, for the six months ended December 31, 2009, the effect of equity price risk derivatives on the Statement of Operations was $(2,291,032) in net realized gain (loss) on futures contract transactions and $23,348 in change in net unrealized appreciation (depreciation) on futures contracts.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the funds did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

	Disciplined Growth	Equity Growth	Income & Growth
Federal tax cost of investments	$14,301,356	$1,809,898,385	$1,604,689,661
Gross tax appreciation of investments	$2,664,530	$306,001,592	$ 345,730,886
Gross tax depreciation of investments	(313,996)	(86,935,007)	(132,636,547)
Net tax appreciation (depreciation) of investments	$2,350,534	$219,066,585	$ 213,094,339

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, Disciplined Growth, Equity Growth and Income & Growth had accumulated capital losses of $(1,666,672), $(190,964,078) and $(221,057,667), respectively, which represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

Disciplined Growth, Equity Growth and Income & Growth had capital loss deferrals of $(3,104,365), $(471,415,807), and $(359,525,067), respectively, which represents net capital losses incurred in the eight-month period ended June 30, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

Financial Highlights

Disciplined Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$8.01	$11.12	$12.35	$11.59	$10.47	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.03	0.04	(0.01)	(0.02)	(0.02)	0.01
Net Realized and
Unrealized Gain (Loss)	1.72	(3.12)	(0.74)	0.83	1.20	0.48
Total From
Investment Operations	1.75	(3.08)	(0.75)	0.81	1.18	0.49
Distributions
From Net
Investment Income	(0.05)	(0.03)	—	—	—	(0.02)
From Net
Realized Gains	—	—	(0.48)	(0.05)	(0.06)	—
Total Distributions	(0.05)	(0.03)	(0.48)	(0.05)	(0.06)	(0.02)
Net Asset Value,
End of Period	$9.71	$8.01	$11.12	$12.35	$11.59	$10.47

Total Return(5)	21.87%	(27.63)%	(6.38)%	7.00%	11.30%	4.87%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.04%(6)	1.05%	1.03%	1.02%(6)	1.02%	1.02%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.66%(6)	0.44%	(0.07)%	(0.29)%(6)	(0.21)%	0.28%(6)
Portfolio Turnover Rate	40%	98%	134%	78%	124%	37%
Net Assets, End of Period
(in thousands)	$12,988	$10,440	$16,093	$22,775	$16,709	$8,569
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Disciplined Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$8.03	$11.15	$12.36	$11.62	$10.47	$10.00
Income From Investment
Operations
Net Investment
Income (Loss)(4)	0.04	0.05	0.01	—(5)	—(5)	0.01
Net Realized and
Unrealized Gain (Loss)	1.73	(3.12)	(0.74)	0.81	1.21	0.48
Total From
Investment Operations	1.77	(3.07)	(0.73)	0.81	1.21	0.49
Distributions
From Net
Investment Income	(0.07)	(0.05)	—	—	—	(0.02)
From Net
Realized Gains	—	—	(0.48)	(0.07)	(0.06)	—
Total Distributions	(0.07)	(0.05)	(0.48)	(0.07)	(0.06)	(0.02)
Net Asset Value,
End of Period	$9.73	$8.03	$11.15	$12.36	$11.62	$10.47

Total Return(6)	22.06%	(27.50)%	(6.22)%	7.02%	11.59%	4.91%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.84%(7)	0.85%	0.83%	0.82%(7)	0.82%	0.82%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.86%(7)	0.64%	0.13%	(0.09)%(7)	(0.01)%	0.48%(7)
Portfolio Turnover Rate	40%	98%	134%	78%	124%	37%
Net Assets, End of Period
(in thousands)	$2,724	$2,265	$4,194	$6,918	$3,940	$524
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.

See Notes to Financial Statements.

Disciplined Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(2)	2009	2008	2007(3)	2006	2005(4)
Per-Share Data
Net Asset Value,
Beginning of Period	$7.98	$11.07	$12.33	$11.56	$10.46	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(5)	0.01	0.02	(0.04)	(0.03)	(0.05)	—(6)
Net Realized and
Unrealized Gain (Loss)	1.72	(3.09)	(0.74)	0.82	1.21	0.47
Total From
Investment Operations	1.73	(3.07)	(0.78)	0.79	1.16	0.47
Distributions
From Net
Investment Income	(0.03)	(0.02)	—	—	—	(0.01)
From Net
Realized Gains	—	—	(0.48)	(0.02)	(0.06)	—
Total Distributions	(0.03)	(0.02)	(0.48)	(0.02)	(0.06)	(0.01)
Net Asset Value,
End of Period	$9.68	$7.98	$11.07	$12.33	$11.56	$10.46

Total Return(7)	21.65%	(27.76)%	(6.65)%	6.84%	11.12%	4.72%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.29%(8)	1.30%	1.28%	1.27%(8)	1.27%	1.27%(8)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.41%(8)	0.19%	(0.32)%	(0.54)%(8)	(0.46)%	0.03%(8)
Portfolio Turnover Rate	40%	98%	134%	78%	124%	37%
Net Assets, End of Period
(in thousands)	$384	$408	$571	$1,248	$701	$531
(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended December 31, 2009 (unaudited).
(3)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(4)	September 30, 2005 (fund inception) through December 31, 2005.
(5)	Computed using average shares outstanding throughout the period.
(6)	Per-share amount was less than $0.005.
(7)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(8) Annualized.

See Notes to Financial Statements.

Disciplined Growth

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$11.04	$12.93
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.02)	(0.04)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.70	(3.09)	(1.32)
Total From Investment Operations	1.68	(3.13)	(1.41)
Distributions
From Net Realized Gains	—	—	(0.48)
Net Asset Value, End of Period	$9.59	$7.91	$11.04

Total Return(4)	21.24%	(28.35)%	(11.22)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.04%(5)	2.05%	2.03%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%(5)	(0.56)%	(1.02)%(5)
Portfolio Turnover Rate	40%	98%	134%(6)
Net Assets, End of Period (in thousands)	$58	$26	$22
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Disciplined Growth

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$11.04	$12.93
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.02)	(0.04)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.70	(3.09)	(1.32)
Total From Investment Operations	1.68	(3.13)	(1.41)
Distributions
From Net Realized Gains	—	—	(0.48)
Net Asset Value, End of Period	$9.59	$7.91	$11.04

Total Return(4)	21.24%	(28.35)%	(11.22)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.04%(5)	2.05%	2.03%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%(5)	(0.56)%	(1.01)%(5)
Portfolio Turnover Rate	40%	98%	134%(6)
Net Assets, End of Period (in thousands)	$41	$54	$22
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Disciplined Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$7.92	$11.00	$12.28	$11.53	$10.46	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.01	—(5)	(0.07)	(0.05)	(0.08)	—(5)
Net Realized and
Unrealized Gain (Loss)	1.70	(3.08)	(0.73)	0.82	1.21	0.47
Total From
Investment Operations	1.71	(3.08)	(0.80)	0.77	1.13	0.47
Distributions
From Net
Investment Income	—(5)	—	—	—	—	(0.01)
From Net
Realized Gains	—	—	(0.48)	(0.02)	(0.06)	—
Total Distributions	—(5)	—	(0.48)	(0.02)	(0.06)	(0.01)
Net Asset Value,
End of Period	$9.63	$7.92	$11.00	$12.28	$11.53	$10.46

Total Return(6)	21.63%	(28.00)%	(6.84)%	6.68%	10.83%	4.66%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.54%(7)	1.55%	1.53%	1.52%(7)	1.52%	1.52%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.16%(7)	(0.06)%	(0.57)%	(0.79)%(7)	(0.71)%	(0.22)%(7)
Portfolio Turnover Rate	40%	98%	134%	78%	124%	37%
Net Assets, End of Period
(in thousands)	$276	$417	$576	$619	$580	$523
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.

See Notes to Financial Statements.

Equity Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.32	$21.84	$26.91	$25.64	$23.37	$22.08	$19.60
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.11	0.27	0.25	0.11	0.22	0.22	0.25
Net Realized
and Unrealized
Gain (Loss)	3.08	(6.45)	(3.36)	1.55	3.07	1.39	2.47
Total From
Investment
Operations	3.19	(6.18)	(3.11)	1.66	3.29	1.61	2.72
Distributions
From Net
Investment Income	(0.12)	(0.34)	(0.18)	(0.11)	(0.23)	(0.22)	(0.24)
From Net
Realized Gains	—	—	(1.78)	(0.28)	(0.79)	(0.10)	—
Total Distributions	(0.12)	(0.34)	(1.96)	(0.39)	(1.02)	(0.32)	(0.24)
Net Asset Value,
End of Period	$18.39	$15.32	$21.84	$26.91	$25.64	$23.37	$22.08

Total Return(4)	20.81%	(28.37)%	(12.12)%	6.52%	14.14%	7.30%	13.98%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.69%(5)	0.70%	0.67%	0.67%(5)	0.67%	0.67%	0.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.31%(5)	1.66%	1.01%	0.82%(5)	0.92%	0.98%	1.24%
Portfolio Turnover Rate	20%	107%	105%	52%	102%	106%	97%
Net Assets, End of
Period (in thousands)	$1,528,973	$1,339,582	$2,046,107	$2,675,773	$2,488,267	$1,962,596	$1,547,062
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Equity Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.33	$21.86	$26.92	$25.65	$23.38	$22.09	$19.61
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.13	0.31	0.29	0.13	0.27	0.27	0.29
Net Realized
and Unrealized
Gain (Loss)	3.08	(6.46)	(3.35)	1.55	3.07	1.38	2.47
Total From
Investment
Operations	3.21	(6.15)	(3.06)	1.68	3.34	1.65	2.76
Distributions
From Net
Investment Income	(0.14)	(0.38)	(0.22)	(0.13)	(0.28)	(0.26)	(0.28)
From Net
Realized Gains	—	—	(1.78)	(0.28)	(0.79)	(0.10)	—
Total Distributions	(0.14)	(0.38)	(2.00)	(0.41)	(1.07)	(0.36)	(0.28)
Net Asset Value,
End of Period	$18.40	$15.33	$21.86	$26.92	$25.65	$23.38	$22.09

Total Return(4)	20.93%	(28.21)%	(11.95)%	6.61%	14.36%	7.51%	14.20%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.49%(5)	0.50%	0.47%	0.47%(5)	0.47%	0.47%	0.48%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.51%(5)	1.86%	1.21%	1.02%(5)	1.12%	1.18%	1.44%
Portfolio Turnover Rate	20%	107%	105%	52%	102%	106%	97%
Net Assets, End of
Period (in thousands)	$205,255	$168,092	$443,647	$529,324	$472,199	$177,805	$107,997
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Equity Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(2)	2009	2008	2007(3)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.31	$21.81	$26.89	$25.62	$23.35	$22.07	$19.59
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.09	0.23	0.18	0.07	0.16	0.17	0.20
Net Realized
and Unrealized
Gain (Loss)	3.07	(6.44)	(3.34)	1.56	3.07	1.37	2.47
Total From
Investment
Operations	3.16	(6.21)	(3.16)	1.63	3.23	1.54	2.67
Distributions
From Net
Investment Income	(0.09)	(0.29)	(0.14)	(0.08)	(0.17)	(0.16)	(0.19)
From Net
Realized Gains	—	—	(1.78)	(0.28)	(0.79)	(0.10)	—
Total Distributions	(0.09)	(0.29)	(1.92)	(0.36)	(0.96)	(0.26)	(0.19)
Net Asset Value,
End of Period	$18.38	$15.31	$21.81	$26.89	$25.62	$23.35	$22.07

Total Return(5)	20.66%	(28.54)%	(12.33)%	6.40%	13.86%	6.99%	13.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.94%(6)	0.95%	0.92%	0.92%(6)	0.92%	0.92%	0.93%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.06%(6)	1.41%	0.76%	0.57%(6)	0.67%	0.73%	0.99%
Portfolio Turnover Rate	20%	107%	105%	52%	102%	106%	97%
Net Assets, End of
Period (in thousands)	$282,658	$226,830	$336,939	$479,540	$417,950	$265,812	$160,427
(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended December 31, 2009 (unaudited).
(3)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Equity Growth

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$15.32	$21.78	$27.09
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.11	—(4)
Net Realized and Unrealized Gain (Loss)	3.07	(6.44)	(3.52)
Total From Investment Operations	3.10	(6.33)	(3.52)
Distributions
From Net Investment Income	(0.02)	(0.13)	(0.01)
From Net Realized Gains	—	—	(1.78)
Total Distributions	(0.02)	(0.13)	(1.79)
Net Asset Value, End of Period	$18.40	$15.32	$21.78

Total Return(5)	20.22%	(29.05)%	(13.55)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.69%(6)	1.70%	1.67%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%(6)	0.66%	0.02%(6)
Portfolio Turnover Rate	20%	107%	105%(7)
Net Assets, End of Period (in thousands)	$79	$64	$46
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Equity Growth

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.22	$21.64	$26.76	$25.51	$23.28	$22.03	$19.55
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.03	0.11	—(4)	(0.02)	(0.02)	—(4)	0.05
Net Realized
and Unrealized
Gain (Loss)	3.05	(6.40)	(3.33)	1.55	3.04	1.37	2.47
Total From
Investment
Operations	3.08	(6.29)	(3.33)	1.53	3.02	1.37	2.52
Distributions
From Net
Investment Income	(0.02)	(0.13)	(0.01)	—	—(4)	(0.02)	(0.04)
From Net
Realized Gains	—	—	(1.78)	(0.28)	(0.79)	(0.10)	—
Total Distributions	(0.02)	(0.13)	(1.79)	(0.28)	(0.79)	(0.12)	(0.04)
Net Asset Value,
End of Period	$18.28	$15.22	$21.64	$26.76	$25.51	$23.28	$22.03

Total Return(5)	20.22%	(29.06)%	(13.01)%	5.99%	13.02%	6.23%	12.89%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.69%(6)	1.70%	1.67%	1.67%(6)	1.67%	1.67%	1.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.31%(6)	0.66%	0.01%	(0.18)%(6)	(0.08)%	(0.02)%	0.24%
Portfolio Turnover Rate	20%	107%	105%	52%	102%	106%	97%
Net Assets, End of
Period (in thousands)	$6,064	$5,108	$7,634	$12,852	$10,276	$4,536	$2,088
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Equity Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$15.32	$21.81	$26.91	$25.64	$23.37	$23.27
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.07	0.18	0.13	0.04	0.14	0.08
Net Realized and
Unrealized Gain (Loss)	3.07	(6.43)	(3.36)	1.56	3.03	0.19
Total From
Investment Operations	3.14	(6.25)	(3.23)	1.60	3.17	0.27
Distributions
From Net
Investment Income	(0.07)	(0.24)	(0.09)	(0.05)	(0.11)	(0.07)
From Net
Realized Gains	—	—	(1.78)	(0.28)	(0.79)	(0.10)
Total Distributions	(0.07)	(0.24)	(1.87)	(0.33)	(0.90)	(0.17)
Net Asset Value,
End of Period	$18.39	$15.32	$21.81	$26.91	$25.64	$23.37

Total Return(5)	20.48%	(28.71)%	(12.56)%	6.27%	13.57%	1.15%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.19%(6)	1.20%	1.17%	1.17%(6)	1.17%	1.17%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.81%(6)	1.16%	0.51%	0.32%(6)	0.42%	0.78%(6)
Portfolio Turnover Rate	20%	107%	105%	52%	102%	106%(7)
Net Assets, End of Period
(in thousands)	$3,026	$1,764	$752	$962	$741	$25
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	July 29, 2005 (commencement of sale) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2005.

See Notes to Financial Statements.

Income & Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$18.03	$25.32	$35.04	$33.29	$30.33	$30.67	$27.70
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.18	0.44	0.47	0.23	0.57	0.57	0.60
Net Realized
and Unrealized
Gain (Loss)	3.33	(7.20)	(6.54)	2.27	4.54	0.90	2.96
Total From
Investment
Operations	3.51	(6.76)	(6.07)	2.50	5.11	1.47	3.56
Distributions
From Net
Investment Income	(0.20)	(0.53)	(0.36)	(0.22)	(0.59)	(0.59)	(0.59)
From Net
Realized Gains	—	—	(3.29)	(0.53)	(1.56)	(1.22)	—
Total Distributions	(0.20)	(0.53)	(3.65)	(0.75)	(2.15)	(1.81)	(0.59)
Net Asset Value,
End of Period	$21.34	$18.03	$25.32	$35.04	$33.29	$30.33	$30.67

Total Return(4)	19.48%	(26.76)%	(18.48)%	7.67%	17.17%	4.79%	12.98%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.69%(5)	0.70%	0.68%	0.67%(5)	0.67%	0.67%	0.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.73%(5)	2.27%	1.53%	1.37%(5)	1.81%	1.86%	2.10%
Portfolio Turnover Rate	19%	49%	57%	27%	63%	70%	74%
Net Assets, End of
Period (in thousands)	$1,408,256	$1,281,418	$2,078,333	$3,463,508	$3,578,273	$3,616,640	$3,904,689
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Income & Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$18.04	$25.35	$35.06	$33.31	$30.34	$30.68	$27.71
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.20	0.48	0.52	0.26	0.64	0.64	0.66
Net Realized
and Unrealized
Gain (Loss)	3.34	(7.21)	(6.53)	2.28	4.54	0.89	2.95
Total From
Investment
Operations	3.54	(6.73)	(6.01)	2.54	5.18	1.53	3.61
Distributions
From Net
Investment Income	(0.22)	(0.58)	(0.41)	(0.26)	(0.65)	(0.65)	(0.64)
From Net
Realized Gains	—	—	(3.29)	(0.53)	(1.56)	(1.22)	—
Total Distributions	(0.22)	(0.58)	(3.70)	(0.79)	(2.21)	(1.87)	(0.64)
Net Asset Value,
End of Period	$21.36	$18.04	$25.35	$35.06	$33.31	$30.34	$30.68

Total Return(4)	19.65%	(26.63)%	(18.32)%	7.80%	17.40%	5.00%	13.20%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.49%(5)	0.50%	0.48%	0.47%(5)	0.47%	0.47%	0.48%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.93%(5)	2.47%	1.73%	1.57%(5)	2.01%	2.06%	2.30%
Portfolio Turnover Rate	19%	49%	57%	27%	63%	70%	74%
Net Assets, End of
Period (in thousands)	$245,769	$268,346	$538,656	$442,367	$487,888	$477,395	$400,048
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Income & Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(2)	2009	2008	2007(3)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$18.01	$25.28	$35.01	$33.27	$30.31	$30.65	$27.68
Income From
Investment Operations
Net Investment
Income (Loss)(4)	0.15	0.40	0.39	0.19	0.49	0.49	0.52
Net Realized
and Unrealized
Gain (Loss)	3.34	(7.20)	(6.53)	2.27	4.54	0.90	2.96
Total From
Investment
Operations	3.49	(6.80)	(6.14)	2.46	5.03	1.39	3.48
Distributions
From Net
Investment Income	(0.17)	(0.47)	(0.30)	(0.19)	(0.51)	(0.51)	(0.51)
From Net
Realized Gains	—	—	(3.29)	(0.53)	(1.56)	(1.22)	—
Total Distributions	(0.17)	(0.47)	(3.59)	(0.72)	(2.07)	(1.73)	(0.51)
Net Asset Value,
End of Period	$21.33	$18.01	$25.28	$35.01	$33.27	$30.31	$30.65

Total Return(5)	19.34%	(26.95)%	(18.68)%	7.55%	16.86%	4.53%	12.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.94%(6)	0.95%	0.93%	0.92%(6)	0.92%	0.92%	0.93%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.48%(6)	2.02%	1.28%	1.12%(6)	1.56%	1.61%	1.85%
Portfolio Turnover Rate	19%	49%	57%	27%	63%	70%	74%
Net Assets, End of
Period (in thousands)	$159,973	$182,331	$361,500	$718,533	$700,335	$690,379	$925,472
(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended December 31, 2009 (unaudited).
(3)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Income & Growth

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$18.03	$25.26	$34.36
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.24	0.12
Net Realized and Unrealized Gain (Loss)	3.33	(7.19)	(5.84)
Total From Investment Operations	3.40	(6.95)	(5.72)
Distributions
From Net Investment Income	(0.08)	(0.28)	(0.09)
From Net Realized Gains	—	—	(3.29)
Total Distributions	(0.08)	(0.28)	(3.38)
Net Asset Value, End of Period	$21.35	$18.03	$25.26

Total Return(4)	18.89%	(27.49)%	(17.78)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.69%(5)	1.70%	1.68%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.73%(5)	1.27%	0.58%(5)
Portfolio Turnover Rate	19%	49%	57%(6)
Net Assets, End of Period (in thousands)	$61	$48	$33
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Income & Growth

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$17.99	$25.20	$34.98	$33.25	$30.29	$30.64	$27.67
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.07	0.24	0.16	0.06	0.26	0.27	0.32
Net Realized
and Unrealized
Gain (Loss)	3.33	(7.17)	(6.51)	2.27	4.54	0.88	2.95
Total From
Investment
Operations	3.40	(6.93)	(6.35)	2.33	4.80	1.15	3.27
Distributions
From Net
Investment Income	(0.08)	(0.28)	(0.14)	(0.07)	(0.28)	(0.28)	(0.30)
From Net
Realized Gains	—	—	(3.29)	(0.53)	(1.56)	(1.22)	—
Total Distributions	(0.08)	(0.28)	(3.43)	(0.60)	(1.84)	(1.50)	(0.30)
Net Asset Value,
End of Period	$21.31	$17.99	$25.20	$34.98	$33.25	$30.29	$30.64

Total Return(4)	18.87%	(27.48)%	(19.31)%	7.16%	16.02%	3.73%	11.88%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.69%(5)	1.70%	1.68%	1.67%(5)	1.67%	1.67%	1.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.73%(5)	1.27%	0.53%	0.37%(5)	0.81%	0.86%	1.10%
Portfolio Turnover Rate	19%	49%	57%	27%	63%	70%	74%
Net Assets, End of
Period (in thousands)	$989	$815	$1,176	$1,960	$1,956	$2,358	$2,966
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Income & Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$18.03	$25.29	$35.04	$33.30	$30.34	$30.67	$27.70
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.13	0.36	0.32	0.15	0.41	0.50	0.48
Net Realized
and Unrealized
Gain (Loss)	3.32	(7.21)	(6.53)	2.27	4.55	0.83	2.93
Total From
Investment
Operations	3.45	(6.85)	(6.21)	2.42	4.96	1.33	3.41
Distributions
From Net
Investment Income	(0.14)	(0.41)	(0.25)	(0.15)	(0.44)	(0.44)	(0.44)
From Net
Realized Gains	—	—	(3.29)	(0.53)	(1.56)	(1.22)	—
Total Distributions	(0.14)	(0.41)	(3.54)	(0.68)	(2.00)	(1.66)	(0.44)
Net Asset Value,
End of Period	$21.34	$18.03	$25.29	$35.04	$33.30	$30.34	$30.67

Total Return(4)	19.16%	(27.13)%	(18.88)%	7.42%	16.56%	4.31%	12.42%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.19%(5)	1.20%	1.18%	1.17%(5)	1.17%	1.15%(6)	1.18%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.23%(5)	1.77%	1.03%	0.87%(5)	1.31%	1.38%(6)	1.60%
Portfolio Turnover Rate	19%	49%	57%	27%	63%	70%	74%
Net Assets, End of
Period (in thousands)	$287	$176	$546	$819	$660	$423	$70
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.17% and 1.36%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67554N

Semiannual Report
December 31, 2009

American Century Investments

Small Company Fund

President’s Letter	2
Market Perspective	3
U.S. Stock Index Returns	3

Small Company

Performance	4
Portfolio Commentary	6
Top Ten Holdings	8
Five Largest Overweights	8
Five Largest Underweights.	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	27

Other Information

Additional Information	31
Index Definitions	32

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Signs of Economic Recovery Boosted Stocks

The U.S. stock market posted a robust return for the six months ended December 31, 2009, capping its best calendar-year performance since 2003. The market’s surge resulted from increasing investor confidence regarding a potential recovery from the sharp economic downturn that began in 2008 and extended into early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy generated positive growth in the third quarter—its first positive quarterly growth rate in more than a year. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate continued to climb for much of the period, reaching a 26-year high of 10.1% in October before falling back to 10.0% by the end of the year. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout the six-month period.

Overall, the broad stock indices returned approximately 23% for the last six months of 2009. As the table below indicates, mid-cap stocks posted the best results, while value-oriented shares outpaced growth issues across all market capitalizations.

Challenges Still to Be Overcome

Despite the progress made in 2009, the economic environment remains uncertain and fragile. It is unclear whether the economy will remain on the path to recovery once the government begins to unwind the massive fiscal and monetary stimulus programs that have been in place since late 2008. In addition, several longer-term challenges need to be addressed, including a growing national debt, a weaker U.S. dollar, and the potential for significantly higher inflation when a recovery eventually takes hold.

U.S. Stock Index Returns
For the six months ended December 31, 2009*
Russell 1000 Index (Large-Cap)	23.11%	Russell 2000 Index (Small-Cap)	23.90%
Russell 1000 Value Index	23.23%	Russell 2000 Value Index	27.15%
Russell 1000 Growth Index	23.03%	Russell 2000 Growth Index	20.75%
Russell Midcap Index	27.76%	*Total returns for periods less than one year are not annualized.
Russell Midcap Value Index	30.05%
Russell Midcap Growth Index	25.45%

3

Performance

Small Company

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	ASQIX	23.59%	20.46%	-4.39%	5.51%	5.71%	7/31/98
S&P SmallCap
600 Index(2)	—	24.73%	25.57%	1.36%	6.35%	6.70%	—
Institutional Class	ASCQX	23.87%	20.74%	-4.18%	5.72%	7.05%	10/1/99
Advisor Class	ASQAX	23.60%	20.18%	-4.64%	—	4.09%	9/7/00
R Class	ASCRX	23.52%	19.84%	-4.85%	—	2.66%	8/29/03
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Small Company

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	8.90%	3.99%	-4.00%	53.57%	28.28%	7.13%	6.15%	-5.72%	-38.14%	20.46%
S&P SmallCap
600 Index	11.80%	6.54%	-14.63%	38.79%	22.65%	7.68%	15.12%	-0.30%	-31.07%	25.57%

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
0.90%	0.70%	1.15%	1.40%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Small Company

Portfolio Managers: Matti Von Turk, Tom Vaiana, Brian Ertley, and Melissa Fong

Performance Summary

Small Company returned 23.59%* for the six months ended December 31, 2009, compared with the 24.73% return of its benchmark, the S&P SmallCap 600 Index.

Small Company enjoyed a gain of more than 20% for the six-month period, reflecting the sizable advance in the broad U.S. equity market. The most economically sensitive sectors fared the best; in particular, the fund’s energy and materials holdings gained more than 30% as a group.

Despite the fund’s robust absolute return, however, it modestly trailed the performance of its benchmark, the S&P SmallCap 600 Index. The primary driver of fund performance was individual stock selection, and this had a negative impact on performance compared with the index during the six months.

Financials Detracted

The fund’s underperformance versus the S&P SmallCap 600 Index resulted primarily from stock selection in the financials sector. In particular, security selection among capital markets firms and an underweight position in real estate–related stocks were responsible for the bulk of the underperformance in this sector.

The most notable detractor among financial stocks, and for the portfolio as a whole, was asset manager Calamos Asset Management, which slumped after the company reported disappointing earnings during the period. Tepid cash inflows into stock funds, which comprise the bulk of the assets under management at Calamos, led to the earnings shortfall. Most of the other meaningful detractors in the financials sector were missed opportunities, primarily among real estate investment trusts such as Entertainment Properties Trust, which owns movie theatres and other entertainment properties, and LaSalle Hotel Properties, which owns upscale and luxury hotels. Both companies rallied sharply during the period, benefiting from a more promising outlook as the economic environment improved.

Materials and Consumer Staples Underperformed

The portfolio’s materials and consumer staples holdings also underper-formed their counterparts in the benchmark index during the period. Stock selection among metals and mining companies and an underweight position in paper and forest products manufacturers generated much of the underperformance in the materials sector. Salt producer Compass Minerals International slumped amid concerns about the company’s debt load.

In the consumer staples sector, stock choices among food and staples retailers detracted the most. Farm products maker The Andersons was the most significant detractor in this sector, falling on a weak profit report resulting from declining demand for fertilizer.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

Small Company

Other notable decliners included electronic equipment manufacturer Synaptics and industrial equipment producer Chart Industries. Synaptics, which makes touch-screens for smartphones and other consumer electronics, lowered earning forecasts for the upcoming fiscal year, leading to a series of analyst downgrades that weighed on the stock. Chart Industries, which makes storage equipment for industrial gases, declined as sales were negatively impacted by continued weakness in the manufacturing sector.

Energy and Health Care Added Value

Stock selection was most successful in the energy and health care sectors of the portfolio. Energy was the best-performing sector in the S&P SmallCap 600 Index, but the fund’s energy stocks fared even better, returning more than 50% for the six-month period. An overweight position in oil and gas producers and stock selection among energy equipment and services providers were responsible for the outperformance in this sector. The top contributor was coal producer Alpha Natural Resources, which benefited from increased demand for metallurgical coal (used in steelmaking). Contract oil and gas driller Unit Corp., another strong contributor, reported earnings that exceeded expectations by a wide margin, kept operating expenses in check, and strengthened its balance sheet.

In the health care sector, stock selection among health care equipment makers and an underweight position in health care technology firms contributed the bulk of the outperformance. The best contributor in this sector was drug maker Medicis Pharmaceuticals, which makes dermatological products. Strong sales of the company’s acne medications and non-wrinkle treatments helped boost profits for Medicis.

Other top contributors included fabric store chain Jo-Ann Stores, which advanced as the company reported better-than-expected earnings and strengthened its balance sheet, and car rental agency Dollar Thrifty Automotive Group, which also reported solid earnings thanks to cost-cutting and debt reductions. Specialty chemicals maker Solutia, which has significant exposure to the automotive industry, rallied as demand improved and the company lowered costs.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

7

Small Company

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Rock-Tenn Co., Class A	1.5%	1.4%
Skyworks Solutions, Inc.	1.3%	1.0%
EMCOR Group, Inc.	1.2%	1.0%
New Jersey Resources Corp.	1.1%	0.5%
Jo-Ann Stores, Inc.	1.1%	0.7%
Alpha Natural Resources, Inc.	1.0%	0.8%
Equity LifeStyle Properties, Inc.	1.0%	0.8%
Gardner Denver, Inc.	1.0%	0.7%
Cypress Semiconductor Corp.	1.0%	0.8%
Taubman Centers, Inc.	0.9%	0.9%

Small Company’s Five Largest Overweights as of December 31, 2009
	% of	% of S&P
	net assets	SmallCap 600 Index
Alpha Natural Resources, Inc.	0.99%	—
Equity LifeStyle Properties, Inc.	0.97%	—
Rock-Tenn Co., Class A	1.45%	0.49%
Taubman Centers, Inc.	0.94%	—
Dollar Thrifty Automotive Group, Inc.	0.93%	—

Small Company’s Five Largest Underweights as of December 31, 2009
	% of	% of S&P
	net assets	SmallCap 600 Index
MEDNAX, Inc.	—	0.70%
Varian Semiconductor Equipment Associates, Inc.	—	0.66%
Piedmont Natural Gas Co.	—	0.49%
Concur Technologies, Inc.	—	0.45%
Stifel Financial Corp.	—	0.45%

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Actual
Investor Class	$1,000	$1,235.90	$5.02	0.89%
Institutional Class	$1,000	$1,238.70	$3.89	0.69%
Advisor Class	$1,000	$1,236.00	$6.42	1.14%
R Class	$1,000	$1,235.20	$7.83	1.39%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
Institutional Class	$1,000	$1,021.73	$3.52	0.69%
Advisor Class	$1,000	$1,019.46	$5.80	1.14%
R Class	$1,000	$1,018.20	$7.07	1.39%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

Small Company

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 99.9%			Simpson
			Manufacturing Co., Inc.	41,112	$ 1,105,502
AEROSPACE & DEFENSE — 2.4%			Universal Forest
American Science &			Products, Inc.	10,117	372,407
Engineering, Inc.	7,176	$ 544,228			3,631,558
Applied Signal			CAPITAL MARKETS — 1.7%
Technology, Inc.	18,482	356,518
Ceradyne, Inc.(1)	12,497	240,067	Calamos Asset
			Management, Inc., Class A	141,025	1,626,018
Cubic Corp.	46,511	1,734,860	Evercore Partners, Inc.,
DynCorp International, Inc.,			Class A	11,167	339,477
Class A(1)	31,140	446,859
			Investment Technology
Esterline			Group, Inc.(1)	69,784	1,374,745
Technologies Corp.(1)	19,711	803,618
			LaBranche & Co., Inc.(1)	16,225	46,079
GenCorp, Inc.(1)	55,984	391,888
			NGP Capital Resources Co.	5,083	41,325
Moog, Inc., Class A(1)	39,144	1,144,179	optionsXpress Holdings, Inc.	105,451	1,629,218
Orbital Sciences Corp.(1)	78,212	1,193,515	SWS Group, Inc.	39,530	478,313
TransDigm Group, Inc.	23,231	1,103,240	TradeStation Group, Inc.(1)	133,048	1,049,748
Triumph Group, Inc.	23,729	1,144,924			6,584,923
		9,103,896	CHEMICALS — 2.6%
AIR FREIGHT & LOGISTICS — 0.3%			A. Schulman, Inc.	83,283	1,680,651
Hub Group, Inc., Class A(1)	46,888	1,258,005	Innophos Holdings, Inc.	46,102	1,059,885
AIRLINES — 0.2%			Koppers Holdings, Inc.	112,034	3,410,315
SkyWest, Inc.	53,272	901,362	Minerals Technologies, Inc.	3,602	196,201
AUTO COMPONENTS — 0.8%			OM Group, Inc.(1)	38,815	1,218,403
Hawk Corp., Class A(1)	68,231	1,201,548	Scotts Miracle-Gro Co.
Spartan Motors, Inc.	31,818	179,135	(The), Class A	6,529	256,655
Standard Motor			Solutia, Inc.(1)	152,085	1,931,479
Products, Inc.(1)	13,324	113,521			9,753,589
TRW Automotive			COMMERCIAL BANKS — 5.5%
Holdings Corp.(1)	32,825	783,861
			Bank of Hawaii Corp.	40,730	1,916,754
WABCO Holdings, Inc.	33,361	860,380	Boston Private Financial
		3,138,445	Holdings, Inc.	67,435	389,100
BIOTECHNOLOGY — 1.1%			City National Corp.	12,747	581,263
Celldex Therapeutics, Inc.(1)	19,305	90,347	Columbia Banking
Cubist			System, Inc.	23,595	381,767
Pharmaceuticals, Inc.(1)	93,311	1,770,110	Community Bank
Emergent			System, Inc.	46,212	892,354
Biosolutions, Inc.(1)	21,701	294,917	CVB Financial Corp.	67,026	579,105
Enzon			First Midwest Bancorp., Inc.	39,488	430,024
Pharmaceuticals, Inc.(1)	44,570	469,322
			Hancock Holding Co.	26,436	1,157,632
Martek Biosciences Corp.(1)	74,111	1,403,662
			Nara Bancorp., Inc.(1)	30,227	342,774
QLT, Inc.(1)	40,049	198,643
			NBT Bancorp., Inc.	44,799	912,556
		4,227,001	PacWest Bancorp.	15,572	313,776
BUILDING PRODUCTS — 1.0%			Prosperity Bancshares, Inc.	64,773	2,621,363
Apogee Enterprises, Inc.	75,983	1,063,762	Signature Bank(1)	43,337	1,382,450
Gibraltar Industries, Inc.(1)	65,765	1,034,483
			Southwest Bancorp., Inc.	6,022	41,793
NCI Building Systems, Inc.(1)	30,610	55,404	Sterling Bancshares, Inc.	106,806	547,915

11

Small Company

	Shares	Value		Shares	Value
SVB Financial Group(1)	43,145	$ 1,798,715	Insituform Technologies,
TCF Financial Corp.	32,769	446,314	Inc., Class A(1)	42,754	$ 971,371
Tompkins Financial Corp.	8,293	335,866	Michael Baker Corp.(1)	27,568	1,141,315
Trustmark Corp.	21,009	473,543			7,376,213
UMB Financial Corp.	47,876	1,883,921	CONSUMER FINANCE — 0.8%
Umpqua Holdings Corp.	85,968	1,152,831	Cash America
United Bankshares, Inc.	23,118	461,666	International, Inc.	35,158	1,229,124
			First Cash Financial
Valley National Bancorp.	69,335	979,703	Services, Inc.(1)	36,360	806,828
Westamerica Bancorp.	9,845	545,118	Rewards Network, Inc.	3,207	40,536
Wilshire Bancorp., Inc.	28,867	236,421	World Acceptance Corp.(1)	23,761	851,357
		20,804,724			2,927,845
COMMERCIAL SERVICES & SUPPLIES — 1.2%			CONTAINERS & PACKAGING — 1.7%
ABM Industries, Inc.	55,312	1,142,746	AEP Industries, Inc.(1)	3,326	127,319
APAC Customer
Services, Inc.(1)	30,764	183,354	Rock-Tenn Co., Class A	109,230	5,506,285
ATC Technology Corp.(1)	51,992	1,240,009	Silgan Holdings, Inc.	10,133	586,498
PRG-Schultz					6,220,102
International, Inc.(1)	40,078	236,861	DIVERSIFIED CONSUMER SERVICES — 1.1%
Tetra Tech, Inc.(1)	61,819	1,679,622	Capella Education Co.(1)	24,996	1,882,199
Waste Services, Inc.(1)	9,110	82,992	Hillenbrand, Inc.	77,053	1,451,678
		4,565,584	Pre-Paid Legal
			Services, Inc.(1)	10,713	440,090
COMMUNICATIONS EQUIPMENT — 2.3%
Arris Group, Inc.(1)	177,126	2,024,550	Universal Technical
			Institute, Inc.(1)	27,205	549,541
Blue Coat Systems, Inc.(1)	43,433	1,239,578			4,323,508
Comtech			DIVERSIFIED FINANCIAL SERVICES — 0.3%
Telecommunications Corp.(1)	35,859	1,256,858
			Interactive Brokers
Harmonic, Inc.(1)	138,060	873,920	Group, Inc., Class A(1)	57,309	1,015,515
InterDigital, Inc.(1)	32,732	868,707	DIVERSIFIED TELECOMMUNICATION
Oplink			SERVICES — 0.1%
Communications, Inc.(1)	7,760	127,187	Neutral Tandem, Inc.(1)	20,807	473,359
PC-Tel, Inc.(1)	25,338	150,001	ELECTRIC UTILITIES — 0.7%
Seachange			Central Vermont Public
International, Inc.(1)	3,522	23,140	Service Corp.	13,809	287,227
Sierra Wireless, Inc.(1)	54,949	582,459	Maine & Maritimes Corp.	6,541	227,627
Symmetricom, Inc.(1)	63,462	330,002	UIL Holdings Corp.	11,378	319,494
Tekelec(1)	72,656	1,110,184	UniSource Energy Corp.	51,416	1,655,081
Tollgrade					2,489,429
Communications, Inc.(1)	1,737	10,613	ELECTRICAL EQUIPMENT — 1.6%
		8,597,199	Acuity Brands, Inc.	18,900	673,596
COMPUTERS & PERIPHERALS — 0.9%			AZZ, Inc.(1)	11,582	378,731
Novatel Wireless, Inc.(1)	54,105	431,217	EnerSys(1)	32,333	707,123
Synaptics, Inc.(1)	90,698	2,779,894	GrafTech International Ltd.(1)	83,974	1,305,796
		3,211,111	Hubbell, Inc., Class B	24,017	1,136,004
CONSTRUCTION & ENGINEERING — 2.0%			Powell Industries, Inc.(1)	13,384	421,997
Comfort Systems USA, Inc.	54,487	672,370	Thomas & Betts Corp.(1)	41,021	1,468,142
EMCOR Group, Inc.(1)	170,675	4,591,157			6,091,389

12

Small Company

	Shares	Value		Shares	Value
ELECTRONIC EQUIPMENT,			Overhill Farms, Inc.(1)	118,717	$ 576,965
INSTRUMENTS & COMPONENTS — 4.0%			TreeHouse Foods, Inc.(1)	72,910	2,833,283
Benchmark					7,334,739
Electronics, Inc.(1)	143,745	$ 2,718,218
			GAS UTILITIES — 2.2%
Brightpoint, Inc.(1)	73,091	537,219
			Atmos Energy Corp.	15,344	451,114
Celestica, Inc.(1)	263,765	2,489,942
			Chesapeake Utilities Corp.	3,370	108,008
CTS Corp.	47,306	455,084	Laclede Group, Inc. (The)	35,438	1,196,741
Electro Scientific
Industries, Inc.(1)	49,409	534,605	New Jersey Resources Corp.	109,737	4,104,164
Gerber Scientific, Inc.(1)	34,131	172,361	Northwest Natural Gas Co.	5,162	232,496
Insight Enterprises, Inc.(1)	110,247	1,259,021	South Jersey Industries, Inc.	23,993	916,053
Mercury Computer			Southwest Gas Corp.	44,837	1,279,200
Systems, Inc.(1)	22,426	246,910			8,287,776
Methode Electronics, Inc.	298,803	2,593,610	HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Multi-Fineline			American Medical Systems
Electronix, Inc.(1)	1,703	48,314	Holdings, Inc.(1)	112,974	2,179,268
Newport Corp.(1)	51,747	475,555	Cantel Medical Corp.(1)	18,285	368,991
Radisys Corp.(1)	20,512	195,890	Cardiac Science Corp.(1)	9,219	20,558
ScanSource, Inc.(1)	13,060	348,702	CONMED Corp.(1)	18,225	415,530
SYNNEX Corp.(1)	26,461	811,294	Cooper Cos., Inc. (The)	62,609	2,386,655
			Cyberonics, Inc.(1)	48,152	984,227
Tech Data Corp.(1)	34,949	1,630,720
			Greatbatch, Inc.(1)	25,208	484,750
TTM Technologies, Inc.(1)	59,532	686,404
		15,203,849	Haemonetics Corp.(1)	17,088	942,403
ENERGY EQUIPMENT & SERVICES — 2.8%			ICU Medical, Inc.(1)	13,271	483,595
Basic Energy			Integra LifeSciences
Services, Inc.(1)	56,543	503,233	Holdings Corp.(1)	8,551	314,506
CARBO Ceramics, Inc.	18,584	1,266,871	Invacare Corp.	136,710	3,409,547
Dawson Geophysical Co.(1)	11,669	269,670	Kensey Nash Corp.(1)	38,501	981,776
Dril-Quip, Inc.(1)	28,389	1,603,411	Kinetic Concepts, Inc.(1)	15,107	568,779
ENGlobal Corp.(1)	17,133	53,626	STERIS Corp.	8,195	229,214
Lufkin Industries, Inc.	6,901	505,153	Thoratec Corp.(1)	36,944	994,533
Matrix Service Co.(1)	37,561	400,025			14,764,332
Oil States			HEALTH CARE PROVIDERS & SERVICES — 4.7%
International, Inc.(1)	83,400	3,276,786	America Service Group, Inc.	4,614	73,224
Pioneer Drilling Co.(1)	49,839	393,728	Catalyst Health
			Solutions, Inc.(1)	43,034	1,569,450
T-3 Energy Services, Inc.(1)	18,508	471,954
			Centene Corp.(1)	145,625	3,082,881
Willbros Group, Inc.(1)	100,295	1,691,977
		10,436,434	Emergency Medical
			Services Corp., Class A(1)	36,638	1,983,948
FOOD & STAPLES RETAILING — 1.1%			Gentiva Health
Andersons, Inc. (The)	67,299	1,737,660	Services, Inc.(1)	38,667	1,044,396
Nash Finch Co.	20,100	745,509	Healthspring, Inc.(1)	66,645	1,173,618
United Natural Foods, Inc.(1)	62,083	1,660,100	HMS Holdings Corp.(1)	22,002	1,071,277
		4,143,269	LHC Group, Inc.(1)	60,577	2,035,993
FOOD PRODUCTS — 1.9%			Magellan Health
Darling International, Inc.(1)	118,026	989,058	Services, Inc.(1)	41,281	1,681,375
Diamond Foods, Inc.	23,838	847,202	Molina Healthcare, Inc.(1)	20,251	463,140
J&J Snack Foods Corp.	28,561	1,141,297	MWI Veterinary
Lancaster Colony Corp.	19,053	946,934	Supply, Inc.(1)	3,845	144,957

13

Small Company

	Shares	Value		Shares	Value
Nighthawk Radiology			Navigators Group, Inc.
Holdings, Inc.(1)	20,227	$ 91,628	(The)(1)	12,293	$ 579,123
PharMerica Corp.(1)	41,481	658,718	Tower Group, Inc.	39,766	930,922
PSS World Medical, Inc.(1)	91,394	2,062,763			11,016,160
RehabCare Group, Inc.(1)	23,671	720,309	INTERNET & CATALOG RETAIL — 0.4%
		17,857,677	NutriSystem, Inc.	30,108	938,466
HOTELS, RESTAURANTS & LEISURE — 4.3%			Ticketmaster
			Entertainment, Inc.(1)	49,820	608,801
AFC Enterprises, Inc.(1)	129,779	1,058,997
					1,547,267
Bally Technologies, Inc.(1)	41,593	1,717,375
			INTERNET SOFTWARE & SERVICES — 1.2%
CEC Entertainment, Inc.(1)	98,326	3,138,566
			Dice Holdings, Inc.(1)	14,681	96,161
Cracker Barrel Old
Country Store, Inc.	33,066	1,256,177	EarthLink, Inc.	272,157	2,261,625
Einstein Noah Restaurant			j2 Global
Group, Inc.(1)	11,589	113,920	Communications, Inc.(1)	79,373	1,615,240
Isle of Capri Casinos, Inc.(1)	17,168	128,417	MercadoLibre, Inc.(1)	11,497	596,349
Panera Bread Co., Class A(1)	48,449	3,244,629			4,569,375
Peet’s Coffee & Tea, Inc.(1)	49,354	1,644,969	IT SERVICES — 4.0%
			Acxiom Corp.(1)	162,715	2,183,635
PF Chang’s China
Bistro, Inc.(1)	22,391	848,843	CACI International, Inc.,
			Class A(1)	26,701	1,304,344
Ruth’s Hospitality
Group, Inc.(1)	25,440	53,169	CIBER, Inc.(1)	121,974	420,810
WMS Industries, Inc.(1)	73,220	2,928,800	CSG Systems
			International, Inc.(1)	183,555	3,504,065
		16,133,862
HOUSEHOLD DURABLES — 0.5%			Cybersource Corp.(1)	59,488	1,196,304
Kid Brands, Inc.(1)	4,921	21,554	Global Cash Access
			Holdings, Inc.(1)	144,708	1,083,863
La-Z-Boy, Inc.(1)	75,852	722,870
			SAIC, Inc.(1)	50,396	954,500
Meritage Homes Corp.(1)	43,726	845,224
			TeleTech Holdings, Inc.(1)	50,686	1,015,241
Universal Electronics, Inc.(1)	9,411	218,523
			VeriFone Holdings, Inc.(1)	41,198	674,823
		1,808,171	Wright Express Corp.(1)	92,880	2,959,157
HOUSEHOLD PRODUCTS — 0.3%
					15,296,742
Central Garden and Pet Co.,
Class A(1)	101,881	1,012,697	LEISURE EQUIPMENT & PRODUCTS — 0.7%
INDUSTRIAL CONGLOMERATES — 0.1%			Polaris Industries, Inc.	46,944	2,048,167
Standex International Corp.	12,174	244,576	Smith & Wesson
			Holding Corp.(1)	41,304	168,933
INSURANCE — 2.9%
			Sport Supply Group, Inc.	19,550	246,135
Allied World Assurance Co.
Holdings Ltd.	56,043	2,581,901			2,463,235
American Financial			LIFE SCIENCES TOOLS & SERVICES — 0.4%
Group, Inc.	77,384	1,930,731	Dionex Corp.(1)	21,009	1,551,935
AMERISAFE, Inc.(1)	18,159	326,317	MACHINERY — 3.8%
Aspen Insurance			Altra Holdings, Inc.(1)	29,169	360,237
Holdings Ltd.	69,823	1,776,995	American Railcar
Delphi Financial Group, Inc.,			Industries, Inc.	8,292	91,378
Class A	89,323	1,998,156	Chart Industries, Inc.(1)	102,714	1,699,917
First Mercury			CIRCOR International, Inc.	20,918	526,715
Financial Corp.	15,270	209,352
			EnPro Industries, Inc.(1)	67,761	1,789,568
Maiden Holdings Ltd.	93,260	682,663
			Gardner Denver, Inc.	85,993	3,659,002

14

Small Company

	Shares	Value		Shares	Value
Hardinge, Inc.	22,991	$ 126,450	PAPER & FOREST PRODUCTS — 0.6%
Lydall, Inc.(1)	8,195	42,696	Buckeye Technologies, Inc.(1)	125,004	$ 1,220,039
Mueller Industries, Inc.	10,580	262,807	Clearwater Paper Corp.(1)	17,196	945,264
Tennant Co.	9,958	260,800	KapStone Paper and
Timken Co.	113,360	2,687,766	Packaging Corp.(1)	20,931	206,171
Toro Co.	35,731	1,493,913			2,371,474
Watts Water			PERSONAL PRODUCTS — 0.4%
Technologies, Inc., Class A	42,115	1,302,196	Chattem, Inc.(1)	17,786	1,659,434
		14,303,445	PHARMACEUTICALS — 1.2%
MARINE — 0.7%			Matrixx Initiatives, Inc.(1)	7,659	32,321
International			Medicis Pharmaceutical
Shipholding Corp.	8,378	260,304	Corp., Class A	102,997	2,786,069
Kirby Corp.(1)	65,142	2,268,896	Questcor
		2,529,200	Pharmaceuticals, Inc.(1)	25,586	121,534
MEDIA — 0.1%			Sucampo Pharmaceuticals,
			Inc., Class A(1)	8,211	33,172
CTC Media, Inc.(1)	21,412	319,039
			ViroPharma, Inc.(1)	180,990	1,518,506
Mediacom Communications
Corp., Class A(1)	37,235	166,440			4,491,602
		485,479	PROFESSIONAL SERVICES — 0.3%
METALS & MINING — 0.2%			COMSYS IT Partners, Inc.(1)	111,876	994,578
Aurizon Mines Ltd.(1)	61,524	276,858	GP Strategies Corp.(1)	5,782	43,538
Brush Engineered			On Assignment, Inc.(1)	18,973	135,657
Materials, Inc.(1)	28,847	534,823	Spherion Corp.(1)	22,266	125,135
		811,681			1,298,908
MULTILINE RETAIL — 0.6%			REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.2%
Dollar Tree, Inc.(1)	31,553	1,524,010	Colonial Properties Trust	93,236	1,093,658
Fred’s, Inc., Class A	57,280	584,256	Corporate Office
		2,108,266	Properties Trust	17,870	654,578
MULTI-INDUSTRY — 0.2%			Equity LifeStyle
SPDR KBW Regional			Properties, Inc.	72,718	3,670,077
Banking ETF	40,142	893,160	Extra Space Storage, Inc.	44,885	518,422
MULTI-UTILITIES — 0.7%			Home Properties, Inc.	44,935	2,143,849
Avista Corp.	48,541	1,048,000	Kilroy Realty Corp.	45,301	1,389,382
CH Energy Group, Inc.	13,300	565,516	Mack-Cali Realty Corp.	12,928	446,921
NorthWestern Corp.	33,181	863,370	Mid-America Apartment
		2,476,886	Communities, Inc.	41,444	2,000,916
OIL, GAS & CONSUMABLE FUELS — 3.2%			National Retail
Alpha Natural			Properties, Inc.	95,334	2,022,988
Resources, Inc.(1)	86,037	3,732,285	PS Business Parks, Inc.	37,103	1,857,005
Encore Acquisition Co.(1)	12,623	606,156	Senior Housing
Penn Virginia Corp.	45,550	969,760	Properties Trust	81,322	1,778,512
Petroleum			Sovran Self Storage, Inc.	23,974	856,591
Development Corp.(1)	18,458	336,120	Tanger Factory
St. Mary Land &			Outlet Centers	40,342	1,572,935
Exploration Co.	59,828	2,048,511	Taubman Centers, Inc.	99,435	3,570,711
Stone Energy Corp.(1)	40,043	722,776			23,576,545
Swift Energy Co.(1)	34,801	833,832	ROAD & RAIL — 1.7%
World Fuel Services Corp.	110,442	2,958,741	Dollar Thrifty Automotive
			Group, Inc.(1)	138,001	3,534,206
		12,208,181
15

Small Company

	Shares	Value		Shares	Value
Heartland Express, Inc.	66,487	$ 1,015,256	SPECIALTY RETAIL — 4.5%
Knight Transportation, Inc.	49,570	956,205	Aeropostale, Inc.(1)	27,214	$ 926,637
Marten Transport Ltd.(1)	14,355	257,672	Cato Corp. (The), Class A	37,831	758,890
Old Dominion			Children’s Place Retail
Freight Line, Inc.(1)	23,288	714,942	Stores, Inc. (The)(1)	25,777	850,899
		6,478,281	Destination
SEMICONDUCTORS &			Maternity Corp.(1)	2,176	41,344
SEMICONDUCTOR EQUIPMENT — 5.3%			Dress Barn, Inc. (The)(1)	64,983	1,501,107
ASM International NV			Finish Line, Inc. (The),
New York Shares(1)	73,069	1,880,065	Class A	77,873	977,306
Cirrus Logic, Inc.(1)	12,552	85,605	Genesco, Inc.(1)	58,816	1,615,087
Cypress			Group 1 Automotive, Inc.(1)	22,799	646,352
Semiconductor Corp.(1)	340,453	3,595,184
			Hot Topic, Inc.(1)	120,535	766,603
FEI Co.(1)	53,801	1,256,791
			Jo-Ann Stores, Inc.(1)	111,303	4,033,621
Integrated Device			Rent-A-Center, Inc.(1)	75,173	1,332,065
Technology, Inc.(1)	120,671	780,741
Kopin Corp.(1)	49,292	206,041	Stage Stores, Inc.	64,818	801,150
			Tractor Supply Co.(1)	44,127	2,336,966
Micrel, Inc.	32,674	267,927
MKS Instruments, Inc.(1)	57,091	993,954	Ulta Salon Cosmetics &
			Fragrance, Inc.(1)	27,486	499,146
OmniVision					17,087,173
Technologies, Inc.(1)	3,248	47,193
Rudolph Technologies, Inc.(1)	67,630	454,474	TEXTILES, APPAREL & LUXURY GOODS — 2.4%
			Carter’s, Inc.(1)	65,463	1,718,404
Silicon Laboratories, Inc.(1)	16,467	796,015
			Fossil, Inc.(1)	54,497	1,828,919
Skyworks Solutions, Inc.(1)	358,227	5,083,241
			Liz Claiborne, Inc.(1)	81,608	459,453
Standard
Microsystems Corp.(1)	91,640	1,904,279	Maidenform Brands, Inc.(1)	26,687	445,406
Tessera Technologies, Inc.(1)	65,891	1,533,284	Perry Ellis
			International, Inc.(1)	10,844	163,311
Volterra
Semiconductor Corp.(1)	69,911	1,336,698	Steven Madden Ltd.(1)	21,771	897,836
		20,221,492	True Religion Apparel, Inc.(1)	23,254	429,967
SOFTWARE — 3.4%			Unifirst Corp.	22,938	1,103,547
Blackboard, Inc.(1)	23,844	1,082,279	Volcom, Inc.(1)	21,247	355,675
Epicor Software Corp.(1)	46,114	351,389	Warnaco Group, Inc. (The)(1)	5,960	251,452
EPIQ Systems, Inc.(1)	13,929	194,867	Wolverine World Wide, Inc.	52,447	1,427,607
JDA Software Group, Inc.(1)	41,730	1,062,863			9,081,577
Manhattan Associates, Inc.(1)	33,368	801,833	THRIFTS & MORTGAGE FINANCE — 0.6%
NetScout Systems, Inc.(1)	37,323	546,409	Charter Financial Corp.	6,942	69,420
Progress Software Corp.(1)	57,042	1,666,197	First Niagara Financial
			Group, Inc.	71,471	994,162
Quest Software, Inc.(1)	26,635	490,084
			Provident Financial
Radiant Systems, Inc.(1)	37,760	392,704	Services, Inc.	52,453	558,624
Soapstone Networks, Inc.	82,937	58,056	TrustCo Bank Corp. NY	117,284	738,889
Sybase, Inc.(1)	71,479	3,102,189			2,361,095
Symyx Technologies, Inc.(1)	14,045	77,247	WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Synopsys, Inc.(1)	77,058	1,716,852	Syniverse Holdings, Inc.(1)	15,174	265,242
Taleo Corp., Class A(1)	39,324	924,900	TOTAL COMMON STOCKS
Tyler Technologies, Inc.(1)	26,591	529,427	(Cost $331,349,212)		378,073,270
		12,997,296

16

Small Company

	Shares	Value	Notes to Schedule of Investments
Temporary Cash Investments — 0.7%			ETF = Exchange Traded Fund
JPMorgan U.S. Treasury			SPDR = Standard & Poor’s Depositary Receipts
Plus Money Market Fund			(1) Non-income producing.
Agency Shares	6,808	$ 6,808
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various			See Notes to Financial Statements.
U.S. Treasury obligations, 2.375%, 10/31/14,
valued at $2,843,758), in a joint trading
account at 0.01%, dated 12/31/09,
due 1/4/10 (Delivery value $2,800,003)		2,800,000
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $2,806,808)		2,806,808
TOTAL INVESTMENT
SECURITIES — 100.6%
(Cost $334,156,020)		380,880,078
OTHER ASSETS
AND LIABILITIES — (0.6)%		(2,407,820)
TOTAL NET ASSETS — 100.0%		$378,472,258

17

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $334,156,020)	$380,880,078
Receivable for investments sold	1,129,220
Receivable for capital shares sold	147,527
Dividends and interest receivable	254,628
382,411,453

Liabilities
Payable for investments purchased	22,226
Payable for capital shares redeemed	3,633,596
Accrued management fees	273,308
Distribution and service fees payable	10,065
3,939,195

Net Assets	$378,472,258

Net Assets Consist of:
Capital (par value and paid-in surplus)	$ 610,195,425
Undistributed net investment income	421,751
Accumulated net realized loss on investment transactions	(278,868,976)
Net unrealized appreciation on investments	46,724,058
$ 378,472,258

Investor Class, $0.01 Par Value
Net assets	$254,246,204
Shares outstanding	41,245,739
Net asset value per share	$6.16

Institutional Class, $0.01 Par Value
Net assets	$77,447,979
Shares outstanding	12,511,711
Net asset value per share	$6.19

Advisor Class, $0.01 Par Value
Net assets	$46,395,009
Shares outstanding	7,648,920
Net asset value per share	$6.07

R Class, $0.01 Par Value
Net assets	$383,066
Shares outstanding	63,445
Net asset value per share	$6.04

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$ 2,616,333
Interest	2,691
2,619,024

Expenses:
Management fees	1,782,783
Distribution and service fees:
Advisor Class	61,387
R Class	954
Directors’ fees and expenses	6,753
Other expenses	127
1,852,004

Net investment income (loss)	767,020

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,202,796)
Futures contract transactions	(481,997)
(10,684,793)

Change in net unrealized appreciation (depreciation) on investments	102,334,984

Net realized and unrealized gain (loss)	91,650,191

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 92,417,211

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 767,020	$ 1,889,862
Net realized gain (loss)	(10,684,793)	(210,078,743)
Change in net unrealized appreciation (depreciation)	102,334,984	(83,665,788)
Net increase (decrease) in net assets resulting from operations	92,417,211	(291,854,669)

Distributions to Shareholders
From net investment income:
Investor Class	(834,125)	(194,651)
Institutional Class	(749,236)	(382,762)
Advisor Class	(74,357)	—
Decrease in net assets from distributions	(1,657,718)	(577,413)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(134,458,025)	(195,840,928)

Net increase (decrease) in net assets	(43,698,532)	(488,273,010)

Net Assets
Beginning of period	422,170,790	910,443,800
End of period	$ 378,472,258	$ 422,170,790

Undistributed net investment income	$421,751	$1,312,449

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

21

Exchange Traded Funds — The fund may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

22

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200% and the rates for the Complex Fee (Investor Class, Advisor Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2009 was 0.89% for all classes except Institutional Class, which was 0.69%.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009, were $56,799,625 and $189,499,411, respectively.

23

4. Capital Share Transactions

Transactions in shares of the fund were as follows:
	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		300,000,000
Sold	2,270,902	$ 12,842,514	8,140,614	$ 43,124,091
Issued in reinvestment of distributions	124,185	726,482	36,272	174,470
Redeemed	(7,106,884)	(40,870,952)	(20,775,835)	(116,216,721)
	(4,711,797)	(27,301,956)	(12,598,949)	(72,918,160)
Institutional Class/Shares Authorized	100,000,000		150,000,000
Sold	1,240,161	7,006,014	6,172,373	33,468,783
Issued in reinvestment of distributions	125,008	733,796	76,048	366,551
Redeemed	(17,362,798)	(101,726,910)	(5,812,005)	(31,896,958)
	(15,997,629)	(93,987,100)	436,416	1,938,376
Advisor Class/Shares Authorized	150,000,000		150,000,000
Sold	445,809	2,487,118	3,156,340	16,418,219
Issued in reinvestment of distributions	12,896	74,282	—	—
Redeemed	(2,835,197)	(15,713,815)	(24,106,346)	(141,417,268)
	(2,376,492)	(13,152,415)	(20,950,006)	(124,999,049)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	20,416	112,210	40,629	187,307
Redeemed	(22,569)	(128,764)	(8,292)	(49,402)
	(2,153)	(16,554)	32,337	137,905
Net increase (decrease)	(23,088,071)	$(134,458,025)	(33,080,202)	$(195,840,928)

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

24

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$378,073,270	—	—
Temporary Cash Investments	6,808	$2,800,000	—
Total Value of Investment Securities	$378,080,078	$2,800,000	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At December 31, 2009, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2009, the effect of equity price risk derivatives on the Statement of Operations was $(481,997) in net realized gain (loss) on futures contract transactions.

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the fund did not utilize the program.

8. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

25

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$335,198,729
Gross tax appreciation of investments	$ 74,336,116
Gross tax depreciation of investments	(28,654,767)
Net tax appreciation (depreciation) of investments	$ 45,681,349

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, the fund had accumulated capital losses of $(83,736,640), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

The fund had a capital loss deferral of $(181,862,188), which represents net capital losses incurred in the eight-month period ended June 30, 2009. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

26

Financial Highlights

Small Company

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.00	$7.76	$10.77	$9.88	$9.77	$10.19	$8.35
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.01	0.02	—(4)	0.01	—(4)	0.01	0.02
Net Realized
and Unrealized
Gain (Loss)	1.17	(2.78)	(2.01)	0.88	0.61	0.71	2.31
Total From
Investment
Operations	1.18	(2.76)	(2.01)	0.89	0.61	0.72	2.33
Distributions
From Net
Investment Income	(0.02)	—(4)	(0.02)	—	(0.01)	—(4)	(0.02)
From Net
Realized Gains	—	—	(0.98)	—	(0.49)	(1.14)	(0.47)
Total Distributions	(0.02)	—(4)	(1.00)	—	(0.50)	(1.14)	(0.49)
Net Asset Value,
End of Period	$6.16	$5.00	$7.76	$10.77	$9.88	$9.77	$10.19

Total Return(5)	23.59%	(35.51)%	(19.13)%	9.01%	6.15%	7.13%	28.28%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.89%(6)	0.90%	0.87%	0.87%(6)	0.87%	0.87%	0.88%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.33%(6)	0.33%	0.06%	0.23%(6)	0.05%	(0.14)%	0.25%
Portfolio Turnover Rate	14%	92%	105%	61%	122%	132%	123%
Net Assets, End of
Period (in thousands)	$254,246	$229,568	$454,464	$910,093	$924,133	$1,040,036	$996,103
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

27

Small Company

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.02	$7.79	$10.80	$9.90	$9.80	$10.21	$8.36
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.02	0.03	0.02	0.02	0.02	0.04	0.03
Net Realized
and Unrealized
Gain (Loss)	1.18	(2.79)	(2.02)	0.88	0.61	0.71	2.33
Total From
Investment
Operations	1.20	(2.76)	(2.00)	0.90	0.63	0.75	2.36
Distributions
From Net
Investment Income	(0.03)	(0.01)	(0.03)	—	(0.04)	(0.02)	(0.04)
From Net
Realized Gains	—	—	(0.98)	—	(0.49)	(1.14)	(0.47)
Total Distributions	(0.03)	(0.01)	(1.01)	—	(0.53)	(1.16)	(0.51)
Net Asset Value,
End of Period	$6.19	$5.02	$7.79	$10.80	$9.90	$9.80	$10.21

Total Return(4)	23.87%	(35.38)%	(18.99)%	9.09%	6.44%	7.26%	28.60%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.69%(5)	0.70%	0.67%	0.67%(5)	0.67%	0.67%	0.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.53%(5)	0.53%	0.26%	0.43%(5)	0.25%	0.34%	0.45%
Portfolio Turnover Rate	14%	92%	105%	61%	122%	132%	123%
Net Assets, End of
Period (in thousands)	$77,448	$143,028	$218,820	$386,240	$383,412	$426,545	$284,352
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

28

Small Company

Advisor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.91	$7.65	$10.64	$9.78	$9.69	$10.12	$8.30
Income From
Investment Operations
Net Investment
Income (Loss)(3)	—(4)	—(4)	(0.02)	—(4)	(0.02)	(0.01)	(0.01)
Net Realized
and Unrealized
Gain (Loss)	1.17	(2.74)	(1.98)	0.86	0.60	0.70	2.30
Total From
Investment
Operations	1.17	(2.74)	(2.00)	0.86	0.58	0.69	2.29
Distributions
From Net
Investment Income	(0.01)	—	(0.01)	—	—	—	—
From Net
Realized Gains	—	—	(0.98)	—	(0.49)	(1.12)	(0.47)
Total Distributions	(0.01)	—	(0.99)	—	(0.49)	(1.12)	(0.47)
Net Asset Value,
End of Period	$6.07	$4.91	$7.65	$10.64	$9.78	$9.69	$10.12

Total Return(5)	23.60%	(35.82)%	(19.30)%	8.79%	6.02%	6.74%	28.00%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.14%(6)	1.15%	1.12%	1.12%(6)	1.12%	1.12%	1.13%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.08%(6)	0.08%	(0.19)%	(0.02)%(6)	(0.20)%	(0.11)%	(0.00)%
Portfolio Turnover Rate	14%	92%	105%	61%	122%	132%	123%
Net Assets, End of
Period (in thousands)	$46,395	$49,253	$236,906	$358,347	$355,778	$364,400	$287,673
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

29

Small Company

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$4.89	$7.63	$10.63	$9.78	$9.72	$10.15	$8.34
Income From
Investment Operations
Net Investment
Income (Loss)(3)	(0.01)	(0.01)	(0.04)	(0.01)	(0.05)	(0.03)	(0.03)
Net Realized
and Unrealized
Gain (Loss)	1.16	(2.73)	(1.98)	0.86	0.60	0.71	2.31
Total From
Investment Operations	1.15	(2.74)	(2.02)	0.85	0.55	0.68	2.28
Distributions
From Net
Realized Gains	—	—	(0.98)	—	(0.49)	(1.11)	(0.47)
Net Asset Value,
End of Period	$6.04	$4.89	$7.63	$10.63	$9.78	$9.72	$10.15

Total Return(4)	23.52%	(35.91)%	(19.51)%	8.69%	5.70%	6.54%	27.72%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.39%(5)	1.40%	1.37%	1.37%(5)	1.37%	1.34%(6)	1.30%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.17)%(5)	(0.17)%	(0.44)%	(0.27)%(5)	(0.45)%	(0.33)%(6)	(0.17)%(7)
Portfolio Turnover Rate	14%	92%	105%	61%	122%	132%	123%
Net Assets, End of
Period (in thousands)	$383	$321	$254	$395	$353	$6,175	$4,247
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.37% and (0.36)%, respectively.
(7)	During the year ended December 31, 2004, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.38% and (0.25)%, respectively.

See Notes to Financial Statements.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P SmallCap 600 Index, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

32

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67557N

Semiannual Report
December 31, 2009

American Century Investments

Global Gold Fund

President’s Letter	2
Market Perspective	3
Six-Month Total Returns	3

Global Gold

Performance	4
Portfolio Commentary	6
Market Returns	8
Top Ten Holdings	8
Geographic Composition	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23

Other Information

Additional Information	29
Index Definitions	30

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Economy Entered Fragile Recovery

The effects of the coordinated, massive, and global response by central banks and national treasuries to avoid another Great Depression led to modest improvements in global economic data during the six-month period. By the end of 2009, it appeared the global economy was pulling out of the recession, thanks to government stimulus programs and business spending to replenish inventories. Most measures of U.S. economic activity pointed to a fragile recovery threatened by still-tight credit, lackluster consumer spending, and a high unemployment rate.

Investors took comfort in data suggesting the economic downturn was ending, which led to expectations for growing worldwide demand for commodities. Oil prices jumped 13% during the period, while the Rogers International Commodities Index, a measure of energy, agriculture and metals products, posted a similar gain.

After a flat reading in July, headline inflation, as measured by the month-to-month change in the Consumer Price Index (CPI), advanced in each of the remaining five months of 2009. For the year, headline inflation was up 2.7%, compared with a headline inflation rate of 0.1% for all of 2008.

Gold Prices Climbed as Dollar Tumbled

Against a backdrop of U.S. dollar weakness, mounting inflationary pressures, and potential global demand growth for raw materials, the price of an ounce of gold bullion increased during the six-month period. After starting the period at $935 an ounce, gold steadily climbed to $1,213 by early December before falling back to $1,088 on December 31.

Growing economic optimism helped spark a year-end rally for the U.S. dollar, but the gains weren’t enough to offset earlier losses. Against the euro, the dollar fell 2.01% for the six-month period, and compared with the yen, the greenback declined 3.50%.

The extraordinary actions of global governments and central banks designed to avoid a financial meltdown and restore economic growth eventually may lead to significantly higher inflation and a weaker U.S. dollar than is currently priced into the market. Ultimately, a weaker dollar should help push gold prices higher.

Six-Month Total Returns
As of December 31, 2009*
Gold Bullion (London Gold PM Fix, in U.S. dollars)	16.37%
U.S. Dollar vs. Euro	-2.01%
Rogers International Commodities Index	12.56%
*Total returns for periods less than one year are not annualized.

3

Performance

Global Gold

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	BGEIX	25.53%	43.26%	14.51%	16.68%	5.02%	8/17/88
NYSE Arca Gold
Miners Index	—	22.31%	37.30%	N/A(2)	N/A(2)	N/A(2)	—
MSCI World Index	—	22.23%	29.99%	2.01%	-0.24%	6.58%(3)	—
FT-SE® Gold
Mines Index	—	18.54%	30.50%	13.41%	13.99%	N/A(4)	—
Institutional Class	AGGNX	25.70%	43.55%	—	—	3.70%	9/28/07
A Class(5)	ACGGX						5/6/98
No sales charge*		25.38%	42.82%	14.25%	16.40%	10.95%
With sales charge*		18.20%	34.65%	12.91%	15.72%	10.39%
B Class	AGYBX						9/28/07
No sales charge*		24.91%	41.81%	—	—	2.46%
With sales charge*		19.91%	37.81%	—	—	1.16%
C Class	AGYCX						9/28/07
No sales charge*		24.97%	41.89%	—	—	2.48%
With sales charge*		23.97%	41.89%	—	—	2.48%
R Class	AGGWX	25.25%	42.47%	—	—	2.97%	9/28/07
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75%
maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Benchmark data first available 2/1/05.
(3)	Since 8/31/88, the date nearest the Investor Class’s inception for which data are available.
(4)	Benchmark data first available 9/22/98.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Global Gold

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	-23.95%	34.09%	73.00%	46.70%	-8.17%	29.17%	27.03%	15.12%	-27.20%	43.26%
NYSE Arca Gold
Miners Index(1)	—	—	—	—	—	38.80%(2)	21.86%	16.86%	-26.79%	37.30%
MSCI World Index	-13.18%	-16.82%	-19.89%	33.11%	14.72%	9.49%	20.07%	9.04%	-40.71%	29.99%
FT-SE® Gold
Mines Index	-24.56%	25.02%	54.51%	44.54%	-6.21%	28.85%	13.29%	21.94%	-19.24%	30.50%
(1)	Since benchmark data is only available from 2/1/05, it is not included in the line chart. One year data is listed for all periods available.
(2)	Benchmark return from 2/1/05 to 12/31/05. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
0.70%	0.50%	0.95%	1.70%	1.70%	1.20%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from picas the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

5

Portfolio Commentary

Global Gold

Portfolio Managers: Bill Martin and Joe Sterling

Performance Summary

Global Gold advanced 25.53%* for the six months ended December 31, 2009. The portfolio’s benchmark, the NYSE Arca Gold Miners Index, gained 22.31% for the same period. The portfolio’s return reflects operating expenses, while the benchmark’s return does not.

Investors responded enthusiastically to signs the recession was easing, and gold rallied sharply throughout most of the six-month period. By early December, the price of an ounce of gold bullion reached an all-time high, as government spending aimed at reviving the U.S. economy led to U.S. dollar weakness. (In general, gold prices rise when the U.S. dollar falls, and vice versa.) In the final weeks of 2009, gold prices tumbled modestly on a surprising display of strength by the U.S. dollar. Economic optimism and inflation fears led to speculation the U.S. Federal Reserve would tighten monetary policy sooner than expected, causing the dollar to advance in the month of December.

Demand for gold remained fierce throughout the six-month period. Individual investors looking to hedge against potential rising inflation and a weak U.S. dollar and diversify their portfolios focused on the precious metal, while central banks in India and Russia purchased gold to diversify their reserves. In this environment, gold-related stocks surged.

Canada, U.S. Were Top Contributors

From a country perspective, our out-of-benchmark position in Canada, which was the portfolio’s largest country weighting, and our underweighted position in the United States made the greatest contributions to portfolio performance. U.S.-based Newmont Mining Corp., one of the portfolio’s largest holdings, was the greatest contributor to relative performance. The company doubled its profit during the third quarter of 2009, and its revenue expanded by nearly 50%. The company also dramatically improved its liquidity from the previous year, and it appears positioned to benefit from rising demand for gold.

Canada’s Silver Wheaton Corp. and IAMGOLD Corp., both among the top-10 holdings, also were leading performers for the portfolio. Shares of low-cost silver producer Silver Wheaton soared throughout 2009, as strategic acquisitions strengthened the company’s financial position and boosted earnings. IAMGOLD exceeded its gold production estimates for the year and significantly boosted its reserves.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

Global Gold

South Africa Led Detractors

Our out-of-benchmark position in South Africa, the portfolio’s second-largest country weighting, represented the largest performance detractor for the period. In addition, our significant underweight to Peru generated lagging results relative to the benchmark. Our allocation to Peru consisted of one company, Compania de Minas Buenaventura SA, which was among the portfolio’s top-10 holdings but was underweighted relative to the benchmark. The company, which is Peru’s largest publicly traded precious metals mining company, reported strong third-quarter results, including a 48% gain in net income and a 33% increase in royalty income, compared with the third quarter of 2008.

In addition, the portfolio’s underweighted positions in U.S.-based Hecla Mining Co. and Coeur d’Alene Mines Corp. were among the largest detractors to performance. Record third-quarter production and improved metals prices boosted the stock performance of Hecla, a silver and gold mining company. In addition, the company retired its debt while still maintaining a healthy cash position. Similarly, Coeur d’Alene Mines reported record silver production, significantly higher gold production and sharply higher revenues in the third quarter.

Outlook

The extraordinary amounts of fiscal and monetary stimulus still working their way through the system may lead to a weaker dollar and higher inflation than are currently priced into the market. These factors potentially may lend support to higher gold prices.

We will continue to invest in securities of companies engaged in the mining, processing, fabricating, or distributing of gold or other precious metals throughout the world. Regardless of macro developments, including the direction of gold prices and the strength of the U.S. dollar, we follow a disciplined investment approach. Shunning momentum-driven areas of the market, we strive to add value through tactical allocations in specific mining companies we believe are well-positioned to generate above-average returns.

7

Global Gold

Market Returns
For the six months ended December 31, 2009(1)
Background Influences
U.S. Dollar vs. South African Rand		-4.10%
U.S. Dollar vs. Australian Dollar		-11.32%
Broad Gold Stock Market
Lipper Gold Fund Index		31.29%
FT-SE® Gold Mines Index		18.54%
Regional Components of FT-SE® Gold Mines Index
FT-SE® Gold Mines Americas Index		17.69%
FT-SE® Gold Mines Asia Pacific Index		24.37%
FT-SE® Gold Mines Europe Middle East Africa Index		17.85%
(1) Total returns for periods less than one year are not annualized.

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Barrick Gold Corp.	11.8%	10.0%
Goldcorp, Inc.(2)	9.5%	10.5%
Newmont Mining Corp.	6.4%	7.1%
Randgold Resources Ltd. ADR	5.2%	5.9%
Eldorado Gold Corp.	5.2%	4.5%
IAMGOLD Corp.	5.0%	4.7%
Silver Wheaton Corp.	4.6%	2.7%
Yamana Gold, Inc.(2)	4.5%	4.4%
Lihir Gold Ltd.	4.4%	4.5%
Compania de Minas Buenaventura SA ADR	4.1%	3.2%
(2) Includes shares traded on all exchanges.

Geographic Composition as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Canada	64.9%	59.2%
South Africa	10.3%	15.0%
United States	8.9%	9.4%
United Kingdom	6.2%	6.8%
Australia	4.7%	5.7%
Peru	4.1%	3.2%
Sweden	—(3)	—(3)
Other Assets and Liabilities	0.9%	0.7%
(3) Category is less than 0.05% of total net assets.

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Actual
Investor Class	$1,000	$1,255.30	$3.92	0.69%
Institutional Class	$1,000	$1,257.00	$2.79	0.49%
A Class	$1,000	$1,253.80	$5.34	0.94%
B Class	$1,000	$1,249.10	$9.58	1.69%
C Class	$1,000	$1,249.70	$9.58	1.69%
R Class	$1,000	$1,252.50	$6.76	1.19%
Hypothetical
Investor Class	$1,000	$1,021.73	$3.52	0.69%
Institutional Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,020.47	$4.79	0.94%
B Class	$1,000	$1,016.69	$8.59	1.69%
C Class	$1,000	$1,016.69	$8.59	1.69%
R Class	$1,000	$1,019.21	$6.06	1.19%
* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

Global Gold

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks & Warrants — 99.1%			Red Back Mining, Inc.(1)	326,900	$ 4,688,531
AUSTRALIA — 4.7%			Rubicon Minerals Corp.(1)	450,300	2,152,794
Andean Resources Ltd.(1)	1,234,700	$ 2,833,370	San Gold Corp.(1)	906,900	3,165,067
Lihir Gold Ltd.	14,648,397	42,727,270	Seabridge Gold, Inc.(1)	107,400	2,606,598
Sirius Resources NL(1)	166,666	1,329	SEMAFO, Inc.(1)	2,013,800	8,530,032
		45,561,969	Silver Standard
			Resources, Inc.(1)	461,400	10,090,818
CANADA — 64.9%
			Silver Wheaton Corp.(1)	3,017,400	45,321,348
Agnico-Eagle Mines Ltd.	129,027	7,022,247
			Ventana Gold Corp.(1)	570,100	4,393,561
Agnico-Eagle Mines Ltd.
New York Shares	455,600	24,602,400	Wesdome Gold Mines Ltd.	1,554,400	3,418,387
Alamos Gold, Inc.(1)	519,400	6,237,667	Yamana Gold, Inc.	3,413,942	39,171,300
Aurizon Mines Ltd.(1)	1,840,100	8,322,104	Yamana Gold, Inc.
Barrick Gold Corp.	2,937,712	115,687,099	New York Shares	424,781	4,834,008
					634,052,690
Centerra Gold, Inc.(1)	442,800	4,572,587
			PERU — 4.1%
Comaplex Minerals Corp.(1)	979,900	6,558,589
			Compania de Minas
Detour Gold Corp.(1)	729,601	12,473,362	Buenaventura SA ADR	1,201,500	40,214,205
Eldorado Gold Corp.(1)	3,538,500	50,479,916	SOUTH AFRICA — 10.3%
Exeter Resource Corp.(1)	178,300	1,265,930	AngloGold Ashanti Ltd.	493,102	19,976,875
Franco-Nevada Corp.	87,300	2,345,585	AngloGold Ashanti Ltd. ADR	593,976	23,865,956
Gammon Gold, Inc.(1)	793,100	8,804,218	First Uranium Corp.(1)	468,500	1,030,310
GBS Gold International, Inc.(1)	347,300	1,660	Gold Fields Ltd.	2,379,410	31,307,069
Gleichen Resources Ltd.			Harmony Gold Mining Co. Ltd.	1,919,850	19,601,652
Warrants(1)	5,286,190	5,660,977	Harmony Gold Mining
Goldcorp, Inc.	2,311,276	91,381,424	Co. Ltd. ADR	463,600	4,714,812
Goldcorp, Inc.					100,496,674
New York Shares	30,000	1,180,200	SWEDEN(2)
Golden Star Resources Ltd.(1)	1,116,500	3,480,222	ScanMining AB(1)	325,900	—
Golden Star Resources Ltd.			UNITED KINGDOM — 6.2%
New York Shares(1)	725,000	2,262,000
			Fresnillo plc	729,003	9,190,193
Great Basin Gold Ltd.(1)	1,173,200	2,030,398
			Randgold Resources Ltd. ADR	644,000	50,953,280
Greystar Resources Ltd.(1)	889,600	4,967,504
					60,143,473
IAMGOLD Corp.	3,087,819	48,744,936	UNITED STATES — 8.9%
Ivanhoe Mines Ltd.(1)	240,000	3,559,210
			Coeur d’Alene Mines Corp.(1)	98,259	1,774,558
Jaguar Mining, Inc.(1)	362,000	4,087,795	Freeport-McMoRan
Kinross Gold Corp.	1,615,306	29,916,792	Copper & Gold, Inc.(1)	70,300	5,644,387
Kinross Gold Corp.			Hecla Mining Co.(1)	149,100	921,438
New York Shares	308,457	5,675,609	Newmont Mining Corp.	1,323,614	62,620,178
Lake Shore Gold Corp.(1)	662,900	2,617,753	Royal Gold, Inc.	345,000	16,249,500
Minefinders Corp. Ltd.(1)	360,000	3,748,530			87,210,061
Nevsun Resources Ltd.(1)	1,200,000	2,902,902	TOTAL INVESTMENT
New Gold, Inc.(1)	2,932,100	10,653,516	SECURITIES — 99.1%
Northgate Minerals Corp.(1)	1,395,400	4,322,891	(Cost $395,421,527)		967,679,072
Orezone Gold Corp.(1)	156,662	128,823	OTHER ASSETS AND
			LIABILITIES — 0.9%		8,639,027
Osisko Mining Corp.(1)	1,425,700	11,532,650	TOTAL NET ASSETS — 100.0%		$976,318,099
Pan American Silver Corp.(1)	775,000	18,452,750

11

Global Gold
Notes to Schedule of Investments
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $395,421,527)	$967,679,072
Cash	288,399
Receivable for investments sold	9,705,983
Receivable for capital shares sold	567,011
Dividends and interest receivable	231,451
978,471,916

Liabilities
Payable for capital shares redeemed	1,555,385
Accrued management fees	591,276
Distribution fees payable	2,198
Service fees (and distribution fees — A Class and R Class) payable	4,958
2,153,817

Net Assets	$976,318,099

See Notes to Financial Statements.

13

DECEMBER 31, 2009 (UNAUDITED)
Net Assets Consist of:
Capital (par value and paid-in surplus)	$472,599,270
Accumulated net investment loss	(18,691,907)
Accumulated net realized loss on investment and foreign currency transactions	(49,889,664)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	572,300,400
$976,318,099

Investor Class, $0.01 Par Value
Net assets	$942,161,510
Shares outstanding	46,494,121
Net asset value per share	$20.26

Institutional Class, $0.01 Par Value
Net assets	$12,538,371
Shares outstanding	618,898
Net asset value per share	$20.26

A Class, $0.01 Par Value
Net assets	$17,678,361
Shares outstanding	877,320
Net asset value per share	$20.15
Maximum offering price (net asset value divided by 0.9425)	$21.38

B Class, $0.01 Par Value
Net assets	$1,502,237
Shares outstanding	75,073
Net asset value per share	$20.01

C Class, $0.01 Par Value
Net assets	$1,852,660
Shares outstanding	92,545
Net asset value per share	$20.02

R Class, $0.01 Par Value
Net assets	$584,960
Shares outstanding	28,981
Net asset value per share	$20.18

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $180,681)	$ 2,330,653
Interest	2,380
2,333,033

Expenses:
Management fees	3,287,367
Distribution fees:
B Class	5,063
C Class	5,654
Service fees:
B Class	1,688
C Class	1,885
Distribution and service fees:
A Class	21,481
R Class	1,171
Directors’ fees and expenses	13,486
Other expenses	226
3,338,021

Net investment income (loss)	(1,004,988)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	59,061,923
Foreign currency transactions	7,716,216
66,778,139

Change in net unrealized appreciation (depreciation) on:
Investments	131,306,604
Translation of assets and liabilities in foreign currencies	11,093,321
142,399,925

Net realized and unrealized gain (loss)	209,178,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,173,076

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ (1,004,988)	$ (703,270)
Net realized gain (loss)	66,778,139	(99,819,961)
Change in net unrealized appreciation (depreciation)	142,399,925	(160,542,226)
Net increase (decrease) in net assets resulting from operations	208,173,076	(261,065,457)

Distributions to Shareholders
From net investment income:
Investor Class	(5,817,646)	(46,658)
Institutional Class	(102,542)	(17,375)
A Class	(65,993)	—
R Class	(626)	—
From net realized gains:
Investor Class	—	(87,357,840)
Institutional Class	—	(949,464)
A Class	—	(1,115,065)
B Class	—	(8,055)
C Class	—	(52,311)
R Class	—	(7,776)
Decrease in net assets from distributions	(5,986,807)	(89,554,544)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(46,945,387)	15,485,709

Redemption Fees
Increase in net assets from redemption fees	92,652	216,838

Net increase (decrease) in net assets	155,333,534	(334,917,454)

Net Assets
Beginning of period	820,984,565	1,155,902,019
End of period	$976,318,099	$ 820,984,565

Accumulated net investment loss	$(18,691,907)	$(11,700,112)

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The fund invests primarily in equity securities. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

17

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by a fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009 that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2009 was 0.69% for the Investor Class, A Class, B Class, C Class and R Class, and 0.49% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee equal to 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009, were $114,138,676 and $169,497,967 respectively.

19

4. Capital Share Transactions

Transactions in shares of the fund were as follows:
	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	4,079,547	$ 80,299,908	11,247,965	$ 170,093,349
Issued in reinvestment of distributions	268,750	5,444,865	6,035,699	82,207,513
Redeemed	(6,677,545)	(132,161,498)	(16,748,609)	(249,396,470)
	(2,329,248)	(46,416,725)	535,055	2,904,392
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	143,830	2,751,516	350,512	5,232,382
Issued in reinvestment of distributions	5,061	102,542	70,847	966,839
Redeemed	(88,514)	(1,731,758)	(302,414)	(4,644,348)
	60,377	1,122,300	118,945	1,554,873
A Class/Shares Authorized	20,000,000		20,000,000
Sold	323,952	6,107,249	1,129,242	15,886,305
Issued in reinvestment of distributions	2,704	54,486	69,762	944,580
Redeemed	(495,120)	(8,882,237)	(515,828)	(7,667,307)
	(168,464)	(2,720,502)	683,176	9,163,578
B Class/Shares Authorized	10,000,000		10,000,000
Sold	21,073	362,019	67,759	1,039,513
Issued in reinvestment of distributions	—	—	432	5,829
Redeemed	(2,753)	(52,746)	(16,699)	(255,945)
	18,320	309,273	51,492	789,397
C Class/Shares Authorized	10,000,000		10,000,000
Sold	40,230	767,589	84,609	1,251,358
Issued in reinvestment of distributions	—	—	2,486	33,590
Redeemed	(10,463)	(197,926)	(30,749)	(482,244)
	29,767	569,663	56,346	802,704
R Class/Shares Authorized	10,000,000		10,000,000
Sold	21,790	409,076	19,043	283,180
Issued in reinvestment of distributions	31	626	573	7,776
Redeemed	(12,242)	(219,098)	(1,371)	(20,191)
	9,579	190,604	18,245	270,765
Net increase (decrease)	(2,379,669)	$ (46,945,387)	1,463,259	$ 15,485,709

20

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 87,210,061	—	—
Foreign Common Stocks & Warrants	351,727,013	$528,741,998	—
Total Value of Investment Securities	$438,937,074	$528,741,998	—

6. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the fund did not utilize the program.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

21

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$424,143,190
Gross tax appreciation of investments	$548,921,447
Gross tax depreciation of investments	(5,385,565)
Net tax appreciation (depreciation) of investments	$543,535,882

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2009, the accumulated capital losses of $(23,071,876) represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

The fund had a capital loss deferral of $(81,083,353), which represents net capital losses incurred in the eight-month period ended June 30, 2009. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

22

Financial Highlights

Global Gold

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$16.24	$23.54	$18.26	$19.63	$15.50	$12.00	$13.17
Income From
Investment Operations
Net Investment
Income (Loss)(3)	(0.02)	(0.01)	(0.04)	(0.01)	(0.01)	0.01	—(4)
Net Realized
and Unrealized
Gain (Loss)	4.17	(5.35)	5.42	(1.24)	4.18	3.49	(1.09)
Total From
Investment
Operations	4.15	(5.36)	5.38	(1.25)	4.17	3.50	(1.09)
Distributions
From Net
Investment Income	(0.13)	—(4)	(0.11)	(0.12)	(0.05)	—	(0.08)
From Net
Realized Gains	—	(1.94)	—	—	—	—	—
Total Distributions	(0.13)	(1.94)	(0.11)	(0.12)	(0.05)	—	(0.08)
Redemption Fees(3)	—(4)	—(4)	0.01	—(4)	0.01	—(4)	—(4)
Net Asset Value,
End of Period	$20.26	$16.24	$23.54	$18.26	$19.63	$15.50	$12.00

Total Return(5)	25.53%	(21.19)%	29.61%	(6.36)%	27.03%	29.17%	(8.17)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.69%(6)	0.70%	0.68%	0.67%(6)	0.67%	0.67%	0.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.20)%(6)	(0.09)%	(0.17)%	(0.12)%(6)	(0.03)%	0.11%	(0.03)%
Portfolio Turnover Rate	12%	20%	17%	3%	18%	5%	14%
Net Assets, End of
Period (in thousands)	$942,162	$792,814	$1,136,741	$949,426	$1,071,545	$775,971	$693,197
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

23

Global Gold

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$16.25	$23.55	$21.67
Income From Investment Operations
Net Investment Income (Loss)(3)	—(4)	0.01	0.01
Net Realized and Unrealized Gain (Loss)	4.18	(5.34)	1.99
Total From Investment Operations	4.18	(5.33)	2.00
Distributions
From Net Investment Income	(0.17)	(0.03)	(0.13)
From Net Realized Gains	—	(1.94)	—
Total Distributions	(0.17)	(1.97)	(0.13)
Redemption Fees(3)	—(4)	—(4)	0.01
Net Asset Value, End of Period	$20.26	$16.25	$23.55

Total Return(5)	25.70%	(21.04)%	9.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.49%(6)	0.50%	0.48%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00%(6)(7)	0.11%	0.05%(6)
Portfolio Turnover Rate	12%	20%	17%(8)
Net Assets, End of Period (in thousands)	$12,538	$9,076	$10,353
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7) Ratio was less than 0.005%.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

24

Global Gold

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(2)	2009	2008	2007(3)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$16.13	$23.46	$18.22	$19.59	$15.46	$12.00	$13.19
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.04)	(0.06)	(0.09)	(0.04)	(0.05)	(0.02)	(0.03)
Net Realized
and Unrealized
Gain (Loss)	4.13	(5.33)	5.40	(1.23)	4.18	3.48	(1.09)
Total From
Investment
Operations	4.09	(5.39)	5.31	(1.27)	4.13	3.46	(1.12)
Distributions
From Net
Investment Income	(0.07)	—	(0.08)	(0.10)	(0.01)	—	(0.07)
From Net
Realized Gains	—	(1.94)	—	—	—	—	—
Total Distributions	(0.07)	(1.94)	(0.08)	(0.10)	(0.01)	—	(0.07)
Redemption Fees(4)	—(5)	—(5)	0.01	—(5)	0.01	—(5)	—(5)
Net Asset Value,
End of Period	$20.15	$16.13	$23.46	$18.22	$19.59	$15.46	$12.00

Total Return(6)	25.38%	(21.40)%	29.28%	(6.48)%	26.77%	28.94%	(8.49)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.94%(7)	0.95%	0.93%	0.92%(7)	0.92%	0.92%	0.93%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.45)%(7)	(0.34)%	(0.42)%	(0.37)%(7)	(0.28)%	(0.14)%	(0.28)%
Portfolio Turnover Rate	12%	20%	17%	3%	18%	5%	14%
Net Assets, End of
Period (in thousands)	$17,678	$16,866	$8,506	$5,442	$6,206	$5,311	$4,740
(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended December 31, 2009 (unaudited).
(3)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.

See Notes to Financial Statements.

25

Global Gold

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$16.02	$23.48	$21.67
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.11)	(0.18)	(0.20)
Net Realized and Unrealized Gain (Loss)	4.10	(5.34)	2.00
Total From Investment Operations	3.99	(5.52)	1.80
Distributions
From Net Realized Gains	—	(1.94)	—
Redemption Fees(3)	—(4)	—(4)	0.01
Net Asset Value, End of Period	$20.01	$16.02	$23.48

Total Return(5)	24.91%	(21.98)%	8.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.69%(6)	1.70%	1.68%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.20)%(6)	(1.09)%	(1.16)%(6)
Portfolio Turnover Rate	12%	20%	17%(7)
Net Assets, End of Period (in thousands)	$1,502	$909	$124
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

26

Global Gold

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$16.02	$23.48	$21.67
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.11)	(0.18)	(0.20)
Net Realized and Unrealized Gain (Loss)	4.11	(5.34)	2.00
Total From Investment Operations	4.00	(5.52)	1.80
Distributions
From Net Realized Gains	—	(1.94)	—
Redemption Fees(3)	—(4)	—(4)	0.01
Net Asset Value, End of Period	$20.02	$16.02	$23.48

Total Return(5)	24.97%	(21.98)%	8.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.69%(6)	1.70%	1.68%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.20)%(6)	(1.09)%	(1.17)%(6)
Portfolio Turnover Rate	12%	20%	17%(7)
Net Assets, End of Period (in thousands)	$1,853	$1,006	$151
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

27

Global Gold

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$16.13	$23.52	$21.67
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.07)	(0.11)	(0.12)
Net Realized and Unrealized Gain (Loss)	4.14	(5.34)	2.01
Total From Investment Operations	4.07	(5.45)	1.89
Distributions
From Net Investment Income	(0.02)	—	(0.05)
From Net Realized Gains	—	(1.94)	—
Total Distributions	(0.02)	(1.94)	(0.05)
Redemption Fees(3)	—(4)	—(4)	0.01
Net Asset Value, End of Period	$20.18	$16.13	$23.52

Total Return(5)	25.25%	(21.62)%	8.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.19%(6)	1.20%	1.18%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70)%(6)	(0.59)%	(0.71)%(6)
Portfolio Turnover Rate	12%	20%	17%(7)
Net Assets, End of Period (in thousands)	$585	$313	$27
(1) Six months ended December 31, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through June 30, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE® Gold Mines Index(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The Lipper Gold Fund Index tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

The Morgan Stanley Capital International (MSCI) World Index is a market-capitalization-weighted index designed to measure global developed-market equity performance.

The New York Stock Exchange (NYSE) Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

The Rogers International Commodities Index (RICI) was developed by Jim Rogers in 1998. It represents the value of a basket of 35 commodities used in the global economy, including agricultural and energy products, metals, and minerals.

(1)	The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines
Index is a trademark of the London Stock Exchange Limited and the Financial Times Ltd. and is used by FT-SE International Limited under license. FT-SE International Limited does not sponsor, endorse, or promote the fund.

30

Notes

31

Notes

32

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67553N

Semiannual Report
December 31, 2009

American Century Investments

Utilities Fund

President’s Letter	2
Market Perspective	3
U.S. Stock Index Returns	3

Utilities

Performance	4
Portfolio Commentary	6
Utilities Market Returns	7
Top Ten Holdings	8
Industry Breakdown	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21

Other Information

Additional Information	22
Index Definitions	23

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Signs of Economic Recovery Boosted Stocks

The U.S. stock market posted a robust return for the six months ended December 31, 2009, capping its best calendar-year performance since 2003. The market’s surge resulted from increasing investor confidence regarding a potential recovery from the sharp economic downturn that began in 2008 and extended into early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy generated positive growth in the third quarter—its first positive quarterly growth rate in more than a year. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate continued to climb for much of the period, reaching a 26-year high of 10.1% in October before falling back to 10.0% by the end of the year. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout the six-month period.

Overall, the broad stock indices returned approximately 23% for the last six months of 2009. As the table below indicates, mid-cap stocks posted the best results, while value-oriented shares outpaced growth issues across all market capitalizations.

Challenges Still to Be Overcome

Despite the progress made in 2009, the economic environment remains uncertain and fragile. It is unclear whether the economy will remain on the path to recovery once the government begins to unwind the massive fiscal and monetary stimulus programs that have been in place since late 2008. In addition, several longer-term challenges need to be addressed, including a growing national debt, a weaker U.S. dollar, and the potential for significantly higher inflation when a recovery eventually takes hold.

U.S. Stock Index Returns
For the six months ended December 31, 2009*
Russell 1000 Index (Large-Cap)	23.11%	Russell 2000 Index (Small-Cap)	23.90%
Russell 1000 Value Index	23.23%	Russell 2000 Value Index	27.15%
Russell 1000 Growth Index	23.03%	Russell 2000 Growth Index	20.75%
Russell Midcap Index	27.76%	*Total returns for periods less than one year are not annualized.
Russell Midcap Value Index	30.05%
Russell Midcap Growth Index	25.45%

3

Performance

Utilities

Total Returns as of December 31, 2009
				Average Annual Returns
	Ticker					Since	Inception
	Symbol	6 months(1)	1 year	5 years	10 years	Inception	Date
Utilities	BULIX	13.64%	14.48%	5.82%	1.96%	7.14%	3/1/93
Russell 3000
Utilities Index	—	13.49%	11.12%	3.40%	-2.36%	5.17%(2)	—
S&P 500 Index(3)	—	22.59%	26.46%	0.42%	-0.95%	7.69%(2)	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 2/28/93, the date nearest the fund’s inception for which data are available.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Utilities

One-Year Returns Over 10 Years
Periods ended December 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Utilities	3.97%	-20.97%	-27.44%	23.96%	23.81%	14.30%	24.99%	17.82%	-31.12%	14.48%
Russell 3000
Utilities Index	-22.40%	-13.22%	-28.96%	17.33%	18.78%	4.55%	30.48%	8.97%	-28.45%	11.12%
S&P 500 Index	-9.10%	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.79%	5.49%	-37.00%	26.46%

Total Annual Fund Operating Expenses
Utilities 0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is  therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

5

Portfolio Commentary

Utilities

Portfolio Managers: John Schniedwind and Joe Sterling

Performance Summary

The Utilities Fund returned 13.64%* for the six months ended December 31, 2009, outpacing the 13.49% return of its benchmark, the Russell 3000 Utilities Index. The S&P 500 Index, a broad market measure, returned 22.59%.

As described on page 3, equity indices advanced during the reporting period, responding positively to signs of improving economic conditions. Against this backdrop, the Utilities Fund delivered sound gains on an absolute basis, and modestly outperformed its benchmark.

From a broad sector perspective, effective stock selection within the traditional utilities sector accounted for the vast majority of the portfolio’s outperformance relative to its benchmark. Within the sector, a substantial overweight allocation to the gas utilities industry was a key contributor to absolute and relative gains. An overweight stake in the multi-utilities group also helped performance on both an absolute and relative basis. An overweight allocation to the energy sector also helped relative returns. The portfolio’s overweight allocation to the information technology sector slightly trimmed returns relative to the benchmark.

Traditional Utilities Contributed

The traditional utilities group, which represented 75% of the portfolio, was the largest sector source of positive relative returns. Within the group, overweight stakes in select gas utilities benefited absolute and relative performance. In particular, a substantial overweight stake in ONEOK, Inc. represented the single largest contribution to relative gains, as the natural gas storage and transportation company’s share price climbed 55% in the period. The company had faced a myriad of issues early in 2009, including a weak economy, legislative debates over carbon restrictions, renewable energy mandates, and regulatory pushback on recovery of costs and investments. During the reporting period, as investors gained confidence about these issues and recognized ONEOK’s sound fundamentals, the share price rebounded. Similarly, an overweight position in diversified natural gas company National Fuel Gas Co. added meaningfully to absolute and relative performance.

Within the multi-utilities group, the portfolio maintained an overweight stake in public utility CenterPoint Energy, Inc. The company is a beneficiary of the Obama administration’s injection of capital aimed at improving the U.S. electrical system.

The portfolio avoided the water utilities group altogether. This helped relative performance modestly, as water utilities delivered only slight gains within the benchmark.

*Total returns for periods less than one year are not annualized.

6

Utilities

Stock selection in the electric utilities industry modestly curbed relative performance. Select holdings in the group declined amid uneven demand for electricity during the period.

Among independent power producers, stock selection hurt relative returns. The portfolio missed several companies in the group that performed well, while holding a detrimental overweight position in NRG Energy. The power generation company lost ground during the reporting period following uncertainty surrounding a tender offer from Exelon that many investors perceived to be low.

Energy Helped

An overweight allocation to the energy sector was reflected by a position in The Williams Cos., Inc. After facing a number of challenges that drove down the share price in early 2009, including tight credit conditions and compressed margins in the mid-stream pipeline business, Williams’ share price rebounded in the second half of 2009 as investors became more optimistic about the business and credit environment.

Information Technology Detracted

The information technology sector was a source of weakness relative to the benchmark. Within the sector, the portfolio’s only position was QUALCOMM, which is not a benchmark constituent. Although QUALCOMM delivered gains for the period, its share price return was below the average return for the sector.

Outlook

The Utilities Fund employs a structured, disciplined investment approach. The management team incorporates both growth and value measures into its stock selection process and attempts to balance the portfolio’s risk and expected return.

The team has continued to avoid water utilities in the portfolio. The portfolio has maintained overweight positions in independent power producers, multi-utilities, and gas utilities, as our quantitative process has identified opportunities in these areas.

Utilities Market Returns
For the six months ended December 31, 2009**
Broad U.S. Stock Market		Primary Utilities Industries in Fund Benchmark
S&P 500 Index	22.59%	Diversified Telecommunication Services	15.18%
Nasdaq Composite Index	24.25%	Electric Utilities	9.76%
Broad Utilities Market		Multi-Utilities	20.19%
Lipper Utility Fund Index	16.77%	Gas Utilities	22.43%
Russell 3000 Utilities Index	13.49%	Independent Power Producers
		& Energy Traders	6.92%
		Wireless Telecommunication Services	–8.40%
**Total returns for periods less than one year are not annualized.

7

Utilities

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
AT&T, Inc.	5.0%	4.2%
Verizon Communications, Inc.	4.4%	4.4%
Public Service Enterprise Group, Inc.	3.4%	3.7%
Sempra Energy	3.4%	3.4%
Edison International	3.0%	3.2%
Southern Co.	2.9%	3.4%
Exelon Corp.	2.9%	3.7%
PG&E Corp.	2.9%	2.7%
CenturyTel, Inc.	2.9%	1.5%
FPL Group, Inc.	2.8%	3.6%

Industry Breakdown as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Electric Utilities	26.9%	29.3%
Multi-Utilities	25.9%	26.2%
Integrated Telecommunication Services	18.3%	16.3%
Gas Utilities	17.9%	16.8%
Independent Power Producers & Energy Traders	3.1%	2.9%
Wireless Telecommunication Services	2.3%	3.2%
Oil & Gas Storage & Transportation	1.9%	1.4%
Communications Equipment	1.7%	1.3%
Other Industries	0.7%	1.7%
Cash and Equivalents(1)	1.3%	0.9%
(1) Includes temporary cash investments and other assets and liabilities.
Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Domestic Common Stocks	91.2%	92.3%
Foreign Common Stocks & Rights(2)	7.5%	6.8%
Total Common Stocks & Rights	98.7%	99.1%
Temporary Cash Investments	1.1%	0.6%
Other Assets and Liabilities	0.2%	0.3%
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 - 12/31/09	Expense Ratio*
Actual	$1,000	$1,136.40	$3.72	0.69%
Hypothetical	$1,000	$1,021.73	$3.52	0.69%
*Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

Utilities

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 98.7%			INTEGRATED TELECOMMUNICATION
			SERVICES — 18.3%
ALTERNATIVE CARRIERS — 0.2%			AT&T, Inc.	462,516	$ 12,964,324
Premiere Global			CenturyTel, Inc.	204,254	7,396,037
Services, Inc.(1)	65,500	$ 540,375
CABLE & SATELLITE — 0.5%			France Telecom SA ADR	108,200	2,730,968
Comcast Corp., Class A	83,700	1,411,182	Koninklijke KPN NV	189,900	3,221,031
			Qwest Communications
COMMUNICATIONS EQUIPMENT — 1.7%			International, Inc.	769,800	3,240,858
QUALCOMM, Inc.	94,000	4,348,440	Telefonica SA ADR	20,000	1,670,400
ELECTRIC UTILITIES — 26.9%			Verizon
American Electric			Communications, Inc.	340,699	11,287,358
Power Co., Inc.	184,440	6,416,667	Windstream Corp.	438,700	4,821,313
Duke Energy Corp.	222,304	3,825,852			47,332,289
E.ON AG ADR	51,900	2,166,825	MULTI-UTILITIES — 25.9%
Edison International	224,500	7,808,110	Alliant Energy Corp.	70,300	2,127,278
EDP- Energias			CenterPoint Energy, Inc.	368,100	5,341,131
de Portugal SA	637,700	2,822,458
EDP- Energias de Portugal			CMS Energy Corp.	168,700	2,641,842
SA ADR	3,300	146,685	Consolidated Edison, Inc.	126,600	5,751,438
Entergy Corp.	65,500	5,360,520	Dominion Resources, Inc.	126,712	4,931,631
Exelon Corp.	154,200	7,535,754	DTE Energy Co.	70,700	3,081,813
FirstEnergy Corp.	105,300	4,891,185	MDU Resources Group, Inc.	165,100	3,896,360
FPL Group, Inc.	135,900	7,178,238	NorthWestern Corp.	87,900	2,287,158
Iberdrola SA	351,488	3,345,972	NSTAR	113,642	4,182,026
Iberdrola SA ADR	1,410	53,368	PG&E Corp.	166,200	7,420,830
PPL Corp.	187,100	6,045,201	Public Service Enterprise
Progress Energy, Inc.	80,100	3,284,901	Group, Inc.	266,900	8,874,425
Southern Co.	226,300	7,540,316	SCANA Corp.	50,200	1,891,536
Westar Energy, Inc.	59,100	1,283,652	Sempra Energy	156,900	8,783,262
		69,705,704	Wisconsin Energy Corp.	40,600	2,023,098
GAS UTILITIES — 17.9%			Xcel Energy, Inc.	180,400	3,828,088
AGL Resources, Inc.	144,300	5,262,621			67,061,916
Atmos Energy Corp.	72,600	2,134,440	OIL & GAS STORAGE & TRANSPORTATION — 1.9%
Energen Corp.	99,900	4,675,320	El Paso Corp.	293,400	2,884,122
Laclede Group, Inc. (The)	85,600	2,890,712	Williams Cos., Inc. (The)	92,500	1,949,900
National Fuel Gas Co.	114,800	5,740,000			4,834,022
Nicor, Inc.	137,800	5,801,380	WIRELESS TELECOMMUNICATION SERVICES — 2.3%
			America Movil SAB de CV,
Northwest Natural Gas Co.	94,400	4,251,776	Series L ADR	68,100	3,199,338
ONEOK, Inc.	157,900	7,037,603	Sprint Nextel Corp.(1)	741,342	2,713,312
Questar Corp.	76,700	3,188,419			5,912,650
UGI Corp.	221,000	5,345,990	TOTAL COMMON STOCKS
		46,328,261	(Cost $226,754,555)		255,468,631
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS — 3.1%
Constellation Energy
Group, Inc.	64,900	2,282,533
NRG Energy, Inc.(1)	241,900	5,711,259
		7,993,792

11

Utilities

	Shares	Value	Notes to Schedule of Investments
Temporary Cash Investments — 1.1%			ADR = American Depositary Receipt
JPMorgan U.S. Treasury			(1) Non-income producing.
Plus Money Market Fund
Agency Shares	88,464	$ 88,464
Repurchase Agreement, Bank of America			See Notes to Financial Statements.
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.375%, 10/31/14,
valued at $2,843,758), in a joint trading
account at 0.01%, dated 12/31/09, due
1/4/10 (Delivery value $2,800,003)		2,800,000
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $2,888,464)		2,888,464
TOTAL INVESTMENT
SECURITIES — 99.8%
(Cost $229,643,019)		258,357,095
OTHER ASSETS
AND LIABILITIES — 0.2%		531,219
TOTAL NET ASSETS — 100.0%		$258,888,314

12

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $229,643,019)	$258,357,095
Receivable for capital shares sold	172,813
Dividends and interest receivable	731,731
259,261,639

Liabilities
Payable for capital shares redeemed	223,110
Accrued management fees	150,215
373,325

Net Assets	$258,888,314

Capital Shares, $0.01 Par Value
Authorized	80,000,000
Outstanding	18,707,742

Net Asset Value Per Share	$13.84

Net Assets Consist of:
Capital (par value and paid-in surplus)	$245,811,267
Accumulated net investment loss	(12,260)
Accumulated net realized loss on investment and foreign currency transactions	(15,625,081)
Net unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies	28,714,388
$258,888,314

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $30,134)	$ 5,352,376
Interest	1,021
5,353,397

Expenses:
Management fees	849,750
Directors’ fees and expenses	3,699
853,449

Net investment income (loss)	4,499,948

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment and foreign currency transactions	(4,227,194)
Change in net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies	30,923,351

Net realized and unrealized gain (loss)	26,696,157

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,196,105

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 4,499,948	$ 9,289,159
Net realized gain (loss)	(4,227,194)	(10,136,166)
Change in net unrealized appreciation (depreciation)	30,923,351	(96,933,284)
Net increase (decrease) in net assets resulting from operations	31,196,105	(97,780,291)

Distributions to Shareholders
From net investment income	(4,965,943)	(10,297,789)

Capital Share Transactions
Proceeds from shares sold	20,006,439	26,237,168
Proceeds from reinvestment of distributions	4,678,971	9,704,306
Payments for shares redeemed	(28,761,406)	(78,199,008)
Net increase (decrease) in net assets from capital share transactions	(4,075,996)	(42,257,534)

Net increase (decrease) in net assets	22,154,166	(150,335,614)

Net Assets
Beginning of period	236,734,148	387,069,762
End of period	$258,888,314	$236,734,148

Accumulated undistributed net investment income (loss)	$(12,260)	$453,735

Transactions in Shares of the Fund
Sold	1,503,996	2,073,571
Issued in reinvestment of distributions	345,768	766,908
Redeemed	(2,198,619)	(5,951,923)
Net increase (decrease) in shares of the fund	(348,855)	(3,111,444)

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The following is a summary of the fund’s significant accounting policies.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

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Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

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2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the fund for the six months ended December 31, 2009 was 0.69%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009, were $11,575,447and $17,363,216, respectively.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$236,111,586	—	—
Foreign Common Stocks	9,967,584	$ 9,389,461	—
Temporary Cash Investments	88,464	2,800,000	—
Total Value of Investment Securities	$246,167,634	$12,189,461	—
5. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the fund did not utilize the program.

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

19

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$230,412,015
Gross tax appreciation of investments	$44,576,044
Gross tax depreciation of investments	(16,630,964)
Net tax appreciation (depreciation) of investments	$27,945,080

As of June 30, 2009, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $(3,073,649), which may be used to offset future taxable gains. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers of $(492,967) and $(2,580,682) expire in 2011 and 2017, respectively.

The fund has elected to treat $(7,912,208) and $(228) of net capital and foreign currency losses, respectively, incurred in the eight-month period ended June 30, 2009, as having been incurred in the following fiscal year for federal income tax purposes.

8. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

20

Financial Highlights

Utilities

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.42	$17.46	$18.04	$16.30	$13.40	$12.08	$10.02
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.24	0.46	0.39	0.20	0.38	0.40	0.30
Net Realized
and Unrealized
Gain (Loss)	1.45	(4.98)	(0.61)	1.70	2.92	1.32	2.05
Total From
Investment
Operations	1.69	(4.52)	(0.22)	1.90	3.30	1.72	2 35
Distributions
From Net
Investment Income	(0.27)	(0.52)	(0.36)	(0.16)	(0.40)	(0.40)	(0.29)
Net Asset Value,
End of Period	$13.84	$12.42	$17.46	$18.04	$16.30	$13.40	$12.08

Total Return(4)	13.64%	(25.89)%	(1.26)%	11.71%	24.99%	14.30%	23.81%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.69%(5)	0.70%	0.68%	0.67%(5)	0.68%	0.67%	0.68%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.66%(5)	3.54%	2.16%	2.30%(5)	2.62%	3.09%	2.79%
Portfolio Turnover Rate	5%	14%	19%	20%	45%	21%	31%
Net Assets, End of
Period (in thousands)	$258,888	$236,734	$387,070	$502,099	$336,672	$292,575	$194,505
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lipper Utility Fund Index tracks the performance of the 10 largest funds in Lipper Inc.’s utilities fund category. Each fund in the category is at least 65% invested in utilities stocks.

The Nasdaq Composite Index is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Utilities Index, a sub-index of the Russell 3000 Index, is a capitalization weighted index of companies in industries heavily affected by government regulation, including among others, basic public service providers (electricity, gas and water), telecommunication services, and oil and gas companies.

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The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

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American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67551N

Semiannual Report
December 31, 2009

American Century Investments

Long-Short Market Neutral Fund

President’s Letter	2
Market Perspective	3
U.S. Stock Index Returns	3

Long-Short Market Neutral

Performance	4
Portfolio Commentary	6
Top Ten Long Holdings	8
Top Ten Short Holdings.	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Notes to Financial Statements	26
Financial Highlights	32

Other Information

Additional Information	38
Index Definitions	39

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide the performance of your investment along with the perspectives of our experienced portfolio management team for the financial reporting period ended December 31, 2009. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what new challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Signs of Economic Recovery Boosted Stocks

The U.S. stock market posted a robust return for the six months ended December 31, 2009, capping its best calendar-year performance since 2003. The market’s surge resulted from increasing investor confidence regarding a potential recovery from the sharp economic downturn that began in 2008 and extended into early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy generated positive growth in the third quarter—its first positive quarterly growth rate in more than a year. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate continued to climb for much of the period, reaching a 26-year high of 10.1% in October before falling back to 10.0% by the end of the year. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout the six-month period.

Overall, the broad stock indices returned approximately 23% for the last six months of 2009. As the table below indicates, mid-cap stocks posted the best results, while value-oriented shares outpaced growth issues across all market capitalizations.

Challenges Still to Be Overcome

Despite the progress made in 2009, the economic environment remains uncertain and fragile. It is unclear whether the economy will remain on the path to recovery once the government begins to unwind the massive fiscal and monetary stimulus programs that have been in place since late 2008. In addition, several longer-term challenges need to be addressed, including a growing national debt, a weaker U.S. dollar, and the potential for significantly higher inflation when a recovery eventually takes hold.

U.S. Stock Index Returns
For the six months ended December 31, 2009*
Russell 1000 Index (Large-Cap)	23.11%	Russell 2000 Index (Small-Cap)	23.90%
Russell 1000 Value Index	23.23%	Russell 2000 Value Index	27.15%
Russell 1000 Growth Index	23.03%	Russell 2000 Growth Index	20.75%
Russell Midcap Index	27.76%	*Total returns for periods less than one year are not annualized.
Russell Midcap Value Index	30.05%
Russell Midcap Growth Index	25.45%

3

Performance

Long-Short Market Neutral

Total Returns as of December 31, 2009
				Average
				Annual Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ALHIX	-1.30%	-7.75%	0.37%	9/30/05
Citigroup 3-Month
Treasury Bill Index	—	0.07%	0.16%	2.90%	—
Institutional Class	ALISX	-1.19%	-7.62%	0.58%	9/30/05
A Class	ALIAX				9/30/05
No sales charge*		-1.41%	-7.97%	0.14%
With sales charge*		-7.10%	-13.25%	-1.25%
B Class	ALIBX				9/30/05
No sales charge*		-1.74%	-8.67%	-0.62%
With sales charge*		-6.74%	-12.67%	-1.10%
C Class	ALICX				9/30/05
No sales charge*		-1.74%	-8.67%	-0.62%
With sales charge*		-2.72%	-8.67%	-0.62%
R Class	ALIRX	-1.42%	-8.19%	-0.12%	9/30/05
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a
5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Long-Short Market Neutral

One-Year Returns Over Life of Class
Periods ended December 31
	2005*	2006	2007	2008	2009
Investor Class	-0.30%	5.08%	7.85%	-2.55%	-7.75%
Citigroup 3-Month Treasury Bill Index	0.91%	4.76%	4.74%	1.80%	0.16%
*From 9/30/05, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
3.34%	3.14%	3.59%	4.34%	4.34%	3.84%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may produce  high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Long-Short Market Neutral

Portfolio Managers: Kurt Borgwardt, Claudia Musat, and Zili Zhang

Performance Summary

Long-Short Market Neutral returned –1.30%* for the six months ended December 31, 2009, compared with the 0.07% return of its benchmark, the Citigroup 3-Month Treasury Bill Index, and the 23.11%** return of the Russell 1000 Index, a broad stock market measure.

Long-Short Market Neutral is designed to generate positive returns in all market environments, regardless of general stock market performance, so the fund uses a riskless asset—the three-month Treasury bill—as its benchmark. During the six-month period, the fund fell short of this goal, posting a modestly negative return while the benchmark advanced slightly. Underperformance in the portfolio’s short positions was responsible for the portfolio’s negative overall return.

Long Positions Fared Well

The fund’s long positions gained more than 20% during the six-month period, reflecting the sizable advance in the broad U.S. equity market. Long positions in the most economically sensitive sectors of the portfolio fared best; the fund’s long positions in the materials, consumer discretionary, and energy sectors all gained more than 30% as a group.

Stock selection in the energy and consumer discretionary sectors provided a boost to performance compared with the Russell 1000 Index in the long portion of the portfolio. The best contributors in the energy sector included coal producer Alpha Natural Resources, which benefited from increased demand for metallurgical coal (used in steelmaking), and Canadian energy producer Talisman Energy, which reported better-than-expected earnings as the company increased its leaseholds for natural gas.

In the consumer discretionary sector, the top contributor was auto parts maker TRW Automotive, which reported robust earnings as the company benefited from improving demand and a lower cost structure. Online movie rental company Netflix rallied amid strong subscriber growth driven by greater access to streaming movies on the Internet.

Other notable contributors on the long side of the portfolio included machinery manufacturer Gardner Denver, which lifted earnings and lowered costs substantially by consolidating its manufacturing operations, and disk drive maker Western Digital, which reported strong earnings as the dramatic growth in online downloading and social networking stoked demand for larger and larger hard drives.

On the downside, underweight positions in the information technology, health care, and financials sectors of the portfolio’s long positions had the biggest negative impact on relative performance. Among individual

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

**The Russell 1000 Index returned 28.43% for the one-year period ended December 31, 2009.

6

Long-Short Market Neutral

decliners, the most noteworthy included independent power producer NRG Energy, which tumbled after higher operating costs resulting from unplanned power outages led to weaker-than-expected earnings, and truck and engine manufacturer Navistar International, which reported a sharp decline in revenues and earnings as demand for large trucks plummeted.

Short Positions Underperformed

The fund’s short positions declined overall as the broad stock market rallied, but they also lagged the equivalent of shorting the broad Russell 1000 Index. The primary factors behind this underperformance were stock selection in the energy sector and overweight positions in consumer discretionary and industrials stocks, which were among the best-performing sectors of the market during the six-month period.

Two of the most significant detractors among short positions came from the industrials sector—railroad operator Kansas City Southern, which rallied thanks to improving economic conditions and consolidation in the railroad industry, and construction and engineering firm Chicago Bridge & Iron, which benefited from increased demand for projects in the oil and gas industry as energy prices rose during the period.

In the energy sector, the biggest detractor among short positions was Enbridge Energy Partners, which operates oil and natural gas pipelines. The company reported unexpectedly strong earnings during the six-month period as growing extraction and production of natural gas led to increased demand for its pipelines. Clothing maker Hanesbrands was the worst short position in the consumer discretionary sector; the stock rallied as Hanesbrands maintained its sales targets and refinanced some of its debt to reduce interest costs.

On the positive side, short positions in the health care and telecommunication services sectors added the most value during the period. In the telecom services sector, discount wireless providers Leap Wireless International and MetroPCS Communications were the top contributors. Leap Wireless posted a larger-than-expected loss because of deteriorating subscriber growth, while MetroPCS struggled with narrowing profit margins and stiff price competition. In the health care sector, the best short position was NuVasive, a medical device company that makes products to treat spinal disorders. The stock stumbled amid concerns that health insurers will not cover one of the company’s spinal surgery procedures.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

7

Long-Short Market Neutral

Top Ten Long Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
United States Cellular Corp.	0.9%	0.7%
Western Digital Corp.	0.9%	0.3%
Endurance Specialty Holdings Ltd.	0.9%	0.6%
Talisman Energy, Inc.	0.9%	0.8%
World Fuel Services Corp.	0.9%	0.7%
Carlisle Cos., Inc.	0.9%	0.6%
Netflix, Inc.	0.9%	0.7%
Northrop Grumman Corp.	0.9%	0.6%
WABCO Holdings, Inc.	0.8%	0.4%
LSI Corp.	0.8%	0.6%

Top Ten Short Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Kansas City Southern	(0.8)%	(0.4)%
Alcoa, Inc.	(0.8)%	(0.4)%
Equinix, Inc.	(0.8)%	(0.7)%
Weyerhaeuser Co.	(0.8)%	(0.6)%
Boardwalk Pipeline Partners LP	(0.8)%	(0.5)%
Mercury General Corp.	(0.8)%	(0.6)%
Potash Corp. of Saskatchewan, Inc.	(0.8)%	(0.5)%
Costco Wholesale Corp.	(0.7)%	(0.6)%
Harley-Davidson, Inc.	(0.7)%	(0.5)%
Air Products & Chemicals, Inc.	(0.7)%	(0.6)%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Common Stocks	98.2%	95.4%
Securities Sold Short	(97.8)%	(94.3)%
Temporary Cash Investments	1.2%	4.4%

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Actual
Investor Class	$1,000	$987.00	$15.98	3.19%
Institutional Class	$1,000	$988.10	$14.98	2.99%
A Class	$1,000	$985.90	$17.22	3.44%
B Class	$1,000	$982.60	$20.94	4.19%
C Class	$1,000	$982.60	$20.94	4.19%
R Class	$1,000	$985.80	$18.47	3.69%
Hypothetical
Investor Class	$1,000	$1,009.12	$16.15	3.19%
Institutional Class	$1,000	$1,010.13	$15.15	2.99%
A Class	$1,000	$1,007.86	$17.41	3.44%
B Class	$1,000	$1,004.08	$21.17	4.19%
C Class	$1,000	$1,004.08	$21.17	4.19%
R Class	$1,000	$1,006.60	$18.66	3.69%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

Long-Short Market Neutral

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks(1) — 98.2%			Minerals Technologies, Inc.	12,594	$ 685,995
			OM Group, Inc.(2)	16,150	506,949
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	9,668	$ 659,068	Scotts Miracle-Gro Co.
			(The), Class A	1,918	75,397
Goodrich Corp.	16,758	1,076,702	Valspar Corp.	20,512	556,696
L-3 Communications
Holdings, Inc.	1,418	123,295			3,418,586
Northrop Grumman Corp.	20,995	1,172,570	COMMERCIAL BANKS — 1.2%
Raytheon Co.	5,312	273,674	Bank of Montreal	8,407	446,244
		3,305,309	Royal Bank of Canada	6,644	355,786
AIR FREIGHT & LOGISTICS — 0.1%			Toronto-Dominion Bank
			(The)	14,061	881,906
UTi Worldwide, Inc.	13,920	199,334			1,683,936
AIRLINES — 0.3%			COMMERCIAL SERVICES & SUPPLIES — 1.4%
Allegiant Travel Co.(2)	8,353	394,011
			Covanta Holding Corp.(2)	25,619	463,448
AUTO COMPONENTS — 1.5%			Herman Miller, Inc.	11,857	189,475
TRW Automotive			M&F Worldwide Corp.(2)	8,226	324,927
Holdings Corp.(2)	35,393	845,185
WABCO Holdings, Inc.	45,453	1,172,233	Waste Management, Inc.	28,296	956,687
		2,017,418			1,934,537
BIOTECHNOLOGY — 1.5%			COMMUNICATIONS EQUIPMENT — 2.2%
Amgen, Inc.(2)	6,717	379,981	3Com Corp.(2)	84,929	636,968
Biogen Idec, Inc.(2)	7,924	423,934	Arris Group, Inc.(2)	90,359	1,032,803
Cubist			Juniper Networks, Inc.(2)	5,532	147,538
Pharmaceuticals, Inc.(2)	18,440	349,807	Polycom, Inc.(2)	17,105	427,112
Martek Biosciences Corp.(2)	18,363	347,795	Tellabs, Inc.(2)	133,150	756,292
Myriad Genetics, Inc.(2)	4,187	109,281			3,000,713
PDL BioPharma, Inc.	44,828	307,520	COMPUTERS & PERIPHERALS — 2.3%
Talecris Biotherapeutics			Apple, Inc.(2)	4,503	949,503
Holdings Corp.(2)	8,778	195,486
			Teradata Corp.(2)	29,690	933,157
		2,113,804	Western Digital Corp.(2)	28,107	1,240,923
BUILDING PRODUCTS — 0.4%					3,123,583
Lennox International, Inc.	14,006	546,794	CONSTRUCTION & ENGINEERING — 1.8%
CAPITAL MARKETS — 2.5%			EMCOR Group, Inc.(2)	22,267	598,982
Federated Investors, Inc.,
Class B	20,874	574,035	Fluor Corp.	12,882	580,205
GFI Group, Inc.	45,370	207,341	Foster Wheeler AG(2)	5,653	166,424
Investment Technology			Granite Construction, Inc.	9,464	318,558
Group, Inc.(2)	19,494	384,032	URS Corp.(2)	19,802	881,586
Morgan Stanley	14,734	436,126			2,545,755
optionsXpress Holdings, Inc.	15,740	243,183	CONSUMER FINANCE — 0.6%
Riskmetrics Group, Inc.(2)	12,372	196,839	Cash America
SEI Investments Co.	45,366	794,812	International, Inc.	23,475	820,686
TD Ameritrade			CONTAINERS & PACKAGING — 2.2%
Holding Corp.(2)	30,566	592,369	Owens-Illinois, Inc.(2)	12,797	420,637
		3,428,737	Packaging Corp of America	21,965	505,415
CHEMICALS — 2.5%			Pactiv Corp.(2)	6,207	149,837
CF Industries Holdings, Inc.	9,772	887,101	Rock-Tenn Co., Class A	11,607	585,109
Lubrizol Corp.	9,684	706,448	Sealed Air Corp.	15,891	347,377

11

Long-Short Market Neutral

	Shares	Value		Shares	Value
Silgan Holdings, Inc.	1,922	$ 111,245	Dresser-Rand Group, Inc.(2)	14,225	$ 449,652
Sonoco Products Co.	30,481	891,570	ENSCO International
		3,011,190	plc ADR	3,524	140,749
DIVERSIFIED CONSUMER SERVICES — 0.4%			Halliburton Co.	10,570	318,051
H&R Block, Inc.	16,128	364,816	Key Energy Services, Inc.(2)	11,918	104,759
Weight Watchers			National Oilwell Varco, Inc.	25,868	1,140,521
International, Inc.	6,996	204,003	Noble Corp.	6,142	249,979
		568,819	Patterson-UTI Energy, Inc.	71,795	1,102,053
DIVERSIFIED FINANCIAL SERVICES — 0.5%			Willbros Group, Inc.(2)	62,961	1,062,152
Bank of America Corp.	11,224	169,033			5,435,501
McGraw-Hill Cos., Inc. (The)	15,940	534,150	FOOD & STAPLES RETAILING — 0.8%
		703,183	BJ’s Wholesale Club, Inc.(2)	18,011	589,140
DIVERSIFIED			SUPERVALU, INC.	31,193	396,463
TELECOMMUNICATION SERVICES — 0.4%			Wal-Mart Stores, Inc.	1,811	96,798
CenturyTel, Inc.	5,241	189,777	Weis Markets, Inc.	1,923	69,920
Qwest Communications
International, Inc.	77,400	325,854			1,152,321
		515,631	FOOD PRODUCTS — 1.9%
ELECTRIC UTILITIES — 1.1%			Archer-Daniels-Midland Co.	17,626	551,869
DPL, Inc.	24,102	665,216	Darling International, Inc.(2)	48,086	402,961
Entergy Corp.	1,628	133,236	Dean Foods Co.(2)	4,672	84,283
Exelon Corp.	7,751	378,791	Del Monte Foods Co.	72,787	825,404
FirstEnergy Corp.	2,378	110,458	Fresh Del Monte
			Produce, Inc.(2)	5,755	127,186
FPL Group, Inc.	3,048	160,995
		1,448,696	H.J. Heinz Co.	3,902	166,850
			TreeHouse Foods, Inc.(2)	11,772	457,460
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	28,083	1,000,878			2,616,013
Belden, Inc.	16,250	356,200	GAS UTILITIES — 0.6%
Brady Corp., Class A	26,762	803,128	National Fuel Gas Co.	5,199	259,950
Emerson Electric Co.	9,488	404,189	UGI Corp.	25,740	622,651
EnerSys(2)	3,446	75,364			882,601
Hubbell, Inc., Class B	5,281	249,791	HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Thomas & Betts Corp.(2)	5,314	190,188	American Medical
			Systems Holdings, Inc.(2)	27,122	523,183
		3,079,738	Beckman Coulter, Inc.	10,705	700,535
ELECTRONIC EQUIPMENT,			Becton, Dickinson & Co.	2,332	183,902
INSTRUMENTS & COMPONENTS — 0.9%
			C.R. Bard, Inc.	2,687	209,317
Benchmark
Electronics, Inc.(2)	4,328	81,842	Gen-Probe, Inc.(2)	8,425	361,433
Celestica, Inc.(2)	100,084	944,794	Hill-Rom Holdings, Inc.	13,667	327,871
Flextronics			Hologic, Inc.(2)	19,486	282,547
International Ltd.(2)	12,527	91,572	Hospira, Inc.(2)	3,459	176,409
Ingram Micro, Inc., Class A(2)	9,181	160,208	Kinetic Concepts, Inc.(2)	11,736	441,860
		1,278,416	Sirona Dental
ENERGY EQUIPMENT & SERVICES — 3.9%			Systems, Inc.(2)	2,313	73,415
Basic Energy			St. Jude Medical, Inc.(2)	2,953	108,611
Services, Inc.(2)	38,782	345,160	STERIS Corp.	32,039	896,132
BJ Services Co.	12,073	224,558	Stryker Corp.	4,236	213,367
Cameron					4,498,582
International Corp.(2)	7,126	297,867

12

Long-Short Market Neutral

Shares		Value		Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.4%			Navigators Group, Inc.
Centene Corp.(2)	36,916	$ 781,511	(The)(2)	1,849	$ 87,106
Coventry Health Care, Inc.(2)	7,619	185,066	Platinum Underwriters
			Holdings Ltd.	9,233	353,532
Humana, Inc.(2)	2,810	123,331
			Principal Financial
LHC Group, Inc.(2)	3,529	118,610	Group, Inc.	11,153	268,118
Omnicare, Inc.	14,711	355,712	Travelers Cos., Inc. (The)	13,613	678,744
Quest Diagnostics, Inc.	6,031	364,152	WR Berkley Corp.	8,317	204,931
		1,928,382			5,651,733
HEALTH CARE TECHNOLOGY — 0.3%			INTERNET & CATALOG RETAIL — 1.3%
IMS Health, Inc.	18,793	395,781	HSN, Inc.(2)	13,580	274,180
HOTELS, RESTAURANTS & LEISURE — 1.4%			Netflix, Inc.(2)	21,320	1,175,585
Panera Bread Co., Class A(2)	11,698	783,415	Ticketmaster
Papa John’s			Entertainment, Inc.(2)	31,090	379,920
International, Inc.(2)	5,805	135,605			1,829,685
PF Chang’s			INTERNET SOFTWARE & SERVICES — 0.3%
China Bistro, Inc.(2)	18,826	713,694
			AOL, Inc.(2)	3,365	78,333
Starwood Hotels &
Resorts Worldwide, Inc.	7,855	287,257	Open Text Corp.(2)	6,797	276,298
		1,919,971			354,631
HOUSEHOLD DURABLES — 1.6%			IT SERVICES — 2.9%
American Greetings Corp.,			Accenture plc, Class A	4,377	181,646
Class A	5,364	116,882	Acxiom Corp.(2)	40,635	545,322
D.R. Horton, Inc.	13,041	141,756	Affiliated Computer
Garmin Ltd.	31,942	980,618	Services, Inc., Class A(2)	2,863	170,892
Harman International			Broadridge Financial
Industries, Inc.	16,800	592,704	Solutions, Inc.	30,697	692,524
NVR, Inc.(2)	305	216,767	Computer Sciences Corp.(2)	8,352	480,491
Ryland Group, Inc.	9,585	188,825	International Business
		2,237,552	Machines Corp.	3,597	470,847
			SAIC, Inc.(2)	8,418	159,437
HOUSEHOLD PRODUCTS — 0.4%
			TeleTech Holdings, Inc.(2)	33,487	670,745
Clorox Co.	8,438	514,718
INDEPENDENT POWER PRODUCERS			Western Union Co. (The)	18,369	346,256
& ENERGY TRADERS — 1.2%			Wright Express Corp.(2)	8,418	268,197
AES Corp. (The)(2)	16,617	221,172			3,986,357
Calpine Corp.(2)	33,692	370,612	LEISURE EQUIPMENT & PRODUCTS — 0.5%
NRG Energy, Inc.(2)	42,776	1,009,942	Polaris Industries, Inc.	14,261	622,207
		1,601,726	LIFE SCIENCES TOOLS & SERVICES — 1.0%
INDUSTRIAL CONGLOMERATES — 0.9%			Bruker Corp.(2)	69,041	832,634
Carlisle Cos., Inc.	34,405	1,178,715	PerkinElmer, Inc.	12,539	258,178
INSURANCE — 4.1%			Varian, Inc.(2)	5,998	309,137
ACE Ltd.(2)	7,284	367,114			1,399,949
Allied World Assurance Co.			MACHINERY — 5.8%
Holdings Ltd.	15,688	722,746	AGCO Corp.(2)	5,885	190,321
American Financial			Chart Industries, Inc.(2)	19,339	320,060
Group, Inc.	41,873	1,044,731	CIRCOR International, Inc.	29,886	752,529
Axis Capital Holdings Ltd.	25,572	726,501	Cummins, Inc.	13,982	641,215
Endurance Specialty			Dover Corp.	20,399	848,802
Holdings Ltd.	32,184	1,198,210
			Gardner Denver, Inc.	23,240	988,863

13

Long-Short Market Neutral

	Shares	Value		Shares	Value
Mueller Industries, Inc.	38,439	$ 954,825	OIL, GAS & CONSUMABLE FUELS — 8.4%
Navistar International Corp.(2)	23,940	925,281	Alpha Natural
Parker-Hannifin Corp.	15,082	812,618	Resources, Inc.(2)	6,735	$ 292,164
Timken Co.	9,859	233,757	Anadarko Petroleum Corp.	16,648	1,039,168
Wabtec Corp.	21,843	892,068	Bill Barrett Corp.(2)	9,944	309,358
Watts Water			Chevron Corp.	7,483	576,116
Technologies, Inc., Class A	14,907	460,924	Clayton Williams
		8,021,263	Energy, Inc.(2)	15,296	535,972
MARINE — 0.4%			ConocoPhillips	21,900	1,118,433
Kirby Corp.(2)	16,930	589,672	El Paso Corp.	53,731	528,176
MEDIA — 3.4%			Encore Acquisition Co.(2)	12,943	621,523
CBS Corp., Class B	33,100	465,055	Hess Corp.	8,462	511,951
Cinemark Holdings, Inc.	15,752	226,356	Murphy Oil Corp.	19,009	1,030,288
Comcast Corp., Class A	35,892	605,139	Occidental Petroleum Corp.	13,941	1,134,100
DISH Network Corp., Class A	41,169	855,080	Peabody Energy Corp.	4,751	214,793
Gannett Co., Inc.	18,334	272,260	Stone Energy Corp.(2)	28,709	518,197
Harte-Hanks, Inc.	22,861	246,442	Talisman Energy, Inc.	64,258	1,197,768
Interpublic Group			Valero Energy Corp.	12,588	210,849
of Cos., Inc. (The)(2)	56,552	417,354	Williams Cos., Inc. (The)	32,477	684,615
Scripps Networks			World Fuel Services Corp.	44,558	1,193,709
Interactive, Inc., Class A	4,399	182,559			11,717,180
Time Warner Cable, Inc.	3,839	158,896	PAPER & FOREST PRODUCTS — 0.6%
Time Warner, Inc.	37,016	1,078,645	Clearwater Paper Corp.(2)	3,743	205,753
Virgin Media, Inc.	13,225	222,577	International Paper Co.	17,399	465,945
		4,730,363	MeadWestvaco Corp.	7,646	218,905
METALS & MINING — 1.1%					890,603
Cliffs Natural Resources, Inc.	4,439	204,594	PERSONAL PRODUCTS — 0.2%
Reliance Steel &			Nu Skin Enterprises, Inc.,
Aluminum Co.	18,282	790,148	Class A	12,662	340,228
Schnitzer Steel			PHARMACEUTICALS — 1.6%
Industries, Inc., Class A	6,156	293,641
Thompson Creek			Abbott Laboratories	2,518	135,947
Metals Co., Inc.(2)	9,209	107,929	Eli Lilly & Co.	10,403	371,491
Titanium Metals Corp.(2)	8,546	106,996	Endo Pharmaceuticals
			Holdings, Inc.(2)	7,928	162,603
		1,503,308
			Forest Laboratories, Inc.(2)	12,706	407,991
MULTILINE RETAIL — 1.0%
			Johnson & Johnson	3,167	203,986
Big Lots, Inc.(2)	9,897	286,815
			King Pharmaceuticals, Inc.(2)	12,927	158,614
Family Dollar Stores, Inc.	18,582	517,137
			Valeant Pharmaceuticals
Macy’s, Inc.	24,754	414,877	International(2)	9,349	297,205
Sears Holdings Corp.(2)	1,759	146,789	Watson
		1,365,618	Pharmaceuticals, Inc.(2)	10,220	404,814
MULTI-UTILITIES — 1.4%					2,142,651
DTE Energy Co.	3,613	157,491	PROFESSIONAL SERVICES — 0.6%
NorthWestern Corp.	26,242	682,817	MPS Group, Inc.(2)	27,184	373,508
NSTAR	17,988	661,958	Watson Wyatt
Public Service			Worldwide, Inc., Class A	10,167	483,136
Enterprise Group, Inc.	7,929	263,639			856,644
Xcel Energy, Inc.	7,305	155,012
		1,920,917

14

Long-Short Market Neutral

	Shares	Value	Shares		Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%			TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Hospitality Properties Trust	29,452	$ 698,308	Columbia Sportswear Co.	14,762	$ 576,308
Host Hotels & Resorts, Inc.(2)	30,544	356,448	Liz Claiborne, Inc.(2)	19,727	111,063
Mack-Cali Realty Corp.	16,397	566,844	Polo Ralph Lauren Corp.	11,225	909,001
		1,621,600	Timberland Co. (The),
ROAD & RAIL — 0.9%			Class A(2)	31,729	568,901
Norfolk Southern Corp.	2,091	109,610	Warnaco Group, Inc. (The)(2)	2,785	117,499
Union Pacific Corp.	3,073	196,365	Wolverine World Wide, Inc.	4,727	128,669
Werner Enterprises, Inc.	50,408	997,574			2,411,441
		1,303,549	THRIFTS & MORTGAGE FINANCE — 0.4%
SEMICONDUCTORS &			MGIC Investment Corp.(2)	96,530	557,943
SEMICONDUCTOR EQUIPMENT — 3.3%			TOBACCO — 0.2%
Amkor Technology, Inc.(2)	45,489	325,701	Reynolds American, Inc.	3,027	160,340
Broadcom Corp., Class A(2)	36,317	1,142,170	Vector Group Ltd.	7,274	101,836
Integrated Device					262,176
Technology, Inc.(2)	59,030	381,924	TRADING COMPANIES & DISTRIBUTORS — 0.1%
Intel Corp.	10,255	209,202	WESCO International, Inc.(2)	3,448	93,130
LSI Corp.(2)	194,218	1,167,250	WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Marvell Technology			NTELOS Holdings Corp.	8,967	159,792
Group Ltd.(2)	33,592	697,034
			Sprint Nextel Corp.(2)	144,034	527,164
Tessera Technologies, Inc.(2)	10,413	242,311
			Syniverse Holdings, Inc.(2)	47,371	828,045
Texas Instruments, Inc.	13,184	343,575
			United States
		4,509,167	Cellular Corp.(2)	30,111	1,277,008
SOFTWARE — 4.6%					2,792,009
Adobe Systems, Inc.(2)	10,508	386,484	TOTAL COMMON STOCKS
Autodesk, Inc.(2)	17,608	447,419	(Cost $96,484,594)		135,516,570
CA, Inc.	21,215	476,489	Temporary Cash Investments — 1.2%
Microsoft Corp.	31,751	968,088	JPMorgan U.S. Treasury
Novell, Inc.(2)	99,550	413,133	Plus Money Market Fund
Parametric			Agency Shares	90,706	90,706
Technology Corp.(2)	24,604	402,029	Repurchase Agreement, Goldman Sachs
Quest Software, Inc.(2)	48,539	893,118	Group, Inc., (collateralized by various
SolarWinds, Inc.(2)	42,232	971,758	U.S. Treasury obligations, 4.50%-6.125%,
			11/15/27-2/15/36, valued at $1,634,654),
Sybase, Inc.(2)	19,805	859,537	in a joint trading account at 0.001%,
Synopsys, Inc.(2)	22,740	506,647	dated 12/31/09, due 1/04/10
		6,324,702	(Delivery value $1,600,000)		1,600,000
			TOTAL TEMPORARY
SPECIALTY RETAIL — 3.1%			CASH INVESTMENTS
AutoNation, Inc.(2)	29,012	555,580	(Cost $1,690,706)		1,690,706
AutoZone, Inc.(2)	1,086	171,664	TOTAL INVESTMENT
Foot Locker, Inc.	17,202	191,630	SECURITIES — 99.4%
Gap, Inc. (The)	47,828	1,001,996	(Cost $98,175,300)		137,207,276
			TOTAL SECURITIES
RadioShack Corp.	36,775	717,113	SOLD SHORT — (97.8)%		(134,946,616)
Rent-A-Center, Inc.(2)	40,830	723,508	OTHER ASSETS
Sherwin-Williams Co. (The)	5,868	361,762	AND LIABILITIES — 98.4%		135,679,606
Tractor Supply Co.(2)	9,325	493,852	TOTAL NET ASSETS — 100.0%		$ 137,940,266
		4,217,105

15

Long-Short Market Neutral

	Shares	Value	Shares		Value
Securities Sold Short — (97.8)%			United Therapeutics Corp.	(8,478)	$ (446,368)
AEROSPACE & DEFENSE — (1.6)%			Vertex Pharmaceuticals, Inc.	(9,012)	(386,164)
Boeing Co. (The)	(13,656)	$ (739,198)			(3,384,653)
CAE, Inc.	(29,739)	(244,752)	BUILDING PRODUCTS — (0.1)%
Curtiss-Wright Corp.	(4,633)	(145,106)	USG Corp.	(5,633)	(79,144)
Rockwell Collins, Inc.	(6,062)	(335,592)	CAPITAL MARKETS — (0.6)%
Spirit Aerosystems			Charles Schwab Corp. (The)	(10,733)	(201,995)
Holdings, Inc., Class A	(26,881)	(533,857)	Greenhill & Co., Inc.	(6,418)	(514,980)
Teledyne Technologies, Inc.	(5,974)	(229,163)	State Street Corp.	(3,174)	(138,196)
		(2,227,668)	Teton Advisors, Inc., Class A	(10)	(160)
AIR FREIGHT & LOGISTICS — (0.5)%			Teton Advisors, Inc., Class B	(78)	(31)
C.H. Robinson					(855,362)
Worldwide, Inc.	(12,123)	(711,984)	CHEMICALS — (5.3)%
Expeditors International			Air Products &
of Washington, Inc.	(1,634)	(56,749)	Chemicals, Inc.	(12,391)	(1,004,414)
		(768,733)	Albemarle Corp.	(5,321)	(193,525)
AIRLINES — (0.3)%			Celanese Corp., Series A	(13,145)	(421,955)
Continental Airlines, Inc.,			Ecolab, Inc.	(13,985)	(623,451)
Class B	(15,552)	(278,692)	Intrepid Potash, Inc.	(16,042)	(467,945)
JetBlue Airways Corp.	(32,380)	(176,471)	Methanex Corp.	(34,664)	(675,601)
		(455,163)	Mosaic Co. (The)	(4,505)	(269,084)
AUTO COMPONENTS — (1.0)%			NL Industries, Inc.	(20,857)	(144,748)
ArvinMeritor, Inc.	(22,927)	(256,324)	Olin Corp.	(34,743)	(608,697)
Goodyear Tire &			Potash Corp. of
Rubber Co. (The)	(57,920)	(816,672)	Saskatchewan, Inc.	(9,720)	(1,054,621)
Johnson Controls, Inc.	(9,699)	(264,201)	Praxair, Inc.	(6,843)	(549,561)
		(1,337,197)	Sigma-Aldrich Corp.	(18,510)	(935,310)
AUTOMOBILES — (0.9)%			Westlake Chemical Corp.	(11,428)	(284,900)
Harley-Davidson, Inc.	(39,883)	(1,005,051)			(7,233,812)
Winnebago Industries, Inc.	(19,893)	(242,695)	COMMERCIAL BANKS — (0.4)%
		(1,247,746)	BB&T Corp.	(19,880)	(504,355)
BEVERAGES — (0.9)%			Glacier Bancorp., Inc.	(9,544)	(130,944)
Coca-Cola Co. (The)	(8,054)	(459,078)			(635,299)
PepsiCo, Inc.	(12,228)	(743,462)	COMMERCIAL SERVICES & SUPPLIES — (2.0)%
		(1,202,540)	Clean Harbors, Inc.	(3,735)	(222,643)
BIOTECHNOLOGY — (2.5)%			Corrections Corp. of America	(20,566)	(504,895)
Abraxis Bioscience, Inc.	(7,733)	(313,573)	Ritchie Bros.
Acorda Therapeutics, Inc.	(15,279)	(385,336)	Auctioneers, Inc.	(28,463)	(638,425)
Alexion			Stericycle, Inc.	(15,656)	(863,743)
Pharmaceuticals, Inc.	(1,793)	(87,534)	Tetra Tech, Inc.	(12,783)	(347,314)
AMAG Pharmaceuticals, Inc.	(8,142)	(309,640)	Waste Connections, Inc.	(5,886)	(196,239)
Amylin Pharmaceuticals, Inc.	(29,644)	(420,648)			(2,773,259)
BioMarin			COMMUNICATIONS EQUIPMENT — (1.5)%
Pharmaceutical, Inc.	(3,192)	(60,042)
			Cisco Systems, Inc.	(34,348)	(822,291)
Dendreon Corp.	(12,485)	(328,106)
			Comverse Technology, Inc.	(24,168)	(228,388)
Genzyme Corp.	(6,726)	(329,641)
			EchoStar Corp., Class A	(13,049)	(262,807)
Theravance, Inc.	(24,300)	(317,601)
			Viasat, Inc.	(23,790)	(756,046)
					(2,069,532)

16

Long-Short Market Neutral

	Shares	Value		Shares	Value
COMPUTERS & PERIPHERALS — (1.4)%			ELECTRICAL EQUIPMENT — (0.8)%
Dell, Inc.	(48,686)	$ (699,131)	American
Diebold, Inc.	(7,838)	(222,991)	Superconductor Corp.	(7,840)	$ (320,655)
NetApp, Inc.	(15,841)	(544,772)	Baldor Electric Co.	(9,150)	(257,024)
SanDisk Corp.	(16,049)	(465,261)	First Solar, Inc.	(1,831)	(247,917)
		(1,932,155)	General Cable Corp.	(3,125)	(91,938)
CONSTRUCTION & ENGINEERING — (0.7)%			Regal-Beloit Corp.	(5,049)	(262,245)
AECOM Technology Corp.	(3,621)	(99,578)			(1,179,779)
Chicago Bridge & Iron Co.			ELECTRONIC EQUIPMENT,
NV New York Shares	(25,380)	(513,183)	INSTRUMENTS & COMPONENTS — (2.0)%
Jacobs Engineering			Amphenol Corp., Class A	(12,392)	(572,263)
Group, Inc.	(3,420)	(128,626)	AVX Corp.	(52,566)	(666,011)
Quanta Services, Inc.	(10,401)	(216,757)	Corning, Inc.	(43,499)	(839,965)
		(958,144)	FLIR Systems, Inc.	(4,546)	(148,745)
CONSTRUCTION MATERIALS — (0.2)%			Itron, Inc.	(2,817)	(190,345)
Eagle Materials, Inc.	(14,175)	(369,259)	National Instruments Corp.	(13,604)	(400,638)
CONSUMER FINANCE — (0.8)%					(2,817,967)
SLM Corp.	(81,723)	(921,018)	ENERGY EQUIPMENT & SERVICES — (3.4)%
Student Loan Corp. (The)	(3,989)	(185,768)	Atwood Oceanics, Inc.	(24,611)	(882,305)
		(1,106,786)	Bristow Group, Inc.	(2,184)	(83,975)
CONTAINERS & PACKAGING — (0.2)%			Dril-Quip, Inc.	(6,178)	(348,933)
AptarGroup, Inc.	(3,481)	(124,411)	Global Industries Ltd.	(93,964)	(669,963)
Temple-Inland, Inc.	(11,933)	(251,906)	Helmerich & Payne, Inc.	(7,397)	(294,992)
		(376,317)	Nabors Industries Ltd.	(15,468)	(338,595)
DISTRIBUTORS — (0.1)%			Pride International, Inc.	(11,461)	(365,721)
Genuine Parts Co.	(5,326)	(202,175)	SEACOR Holdings, Inc.	(5,809)	(442,936)
DIVERSIFIED CONSUMER SERVICES — (1.7)%			Transocean Ltd.	(5,301)	(438,923)
American Public			Weatherford International Ltd.	(44,663)	(799,914)
Education, Inc.	(12,041)	(413,729)			(4,666,257)
Coinstar, Inc.	(14,362)	(398,976)	FOOD & STAPLES RETAILING — (1.5)%
Sotheby’s	(30,338)	(681,998)	Costco Wholesale Corp.	(17,079)	(1,010,565)
Strayer Education, Inc.	(4,302)	(914,132)	Ruddick Corp.	(17,354)	(446,518)
		(2,408,835)	Walgreen Co.	(16,002)	(587,593)
DIVERSIFIED FINANCIAL SERVICES — (0.6)%					(2,044,676)
Leucadia National Corp.	(33,381)	(794,134)	FOOD PRODUCTS — (1.3)%
DIVERSIFIED TELECOMMUNICATION			Flowers Foods, Inc.	(25,300)	(601,127)
SERVICES — (0.4)%			Hain Celestial Group, Inc.
AT&T, Inc.	(10,952)	(306,985)	(The)	(28,965)	(492,695)
Cbeyond, Inc.	(8,095)	(127,496)	Kraft Foods, Inc., Class A	(15,861)	(431,102)
Verizon Communications, Inc.	(6,695)	(221,805)	Sara Lee Corp.	(17,393)	(211,847)
		(656,286)			(1,736,771)
ELECTRIC UTILITIES — (2.2)%			GAS UTILITIES — (1.0)%
Allete, Inc.	(14,870)	(485,952)	Northwest Natural Gas Co.	(18,472)	(831,979)
Cleco Corp.	(9,625)	(263,051)	ONEOK, Inc.	(6,232)	(277,760)
Great Plains Energy, Inc.	(50,894)	(986,835)	Piedmont Natural
PPL Corp.	(9,280)	(299,837)	Gas Co., Inc.	(3,305)	(88,409)
Westar Energy, Inc.	(46,219)	(1,003,876)	Questar Corp.	(6,088)	(253,078)
		(3,039,551)			(1,451,226)

17

Long-Short Market Neutral

	Shares	Value		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — (2.2)%			INDUSTRIAL CONGLOMERATES — (2.3)%
Inverness Medical			General Electric Co.	(51,108)	$ (773,264)
Innovations, Inc.	(5,050)	$ (209,626)	McDermott
Meridian Bioscience, Inc.	(6,285)	(135,442)	International, Inc.	(37,006)	(888,514)
NuVasive, Inc.	(23,715)	(758,405)	Otter Tail Corp.	(32,581)	(808,009)
Resmed, Inc.	(8,100)	(423,387)	Textron, Inc.	(35,219)	(662,469)
West Pharmaceutical					(3,132,256)
Services, Inc.	(12,983)	(508,934)	INSURANCE — (5.5)%
Wright Medical Group, Inc.	(30,049)	(569,428)	Enstar Group Ltd.	(3,895)	(284,413)
Zimmer Holdings, Inc.	(6,333)	(374,344)	Everest Re Group Ltd.	(4,261)	(365,082)
		(2,979,566)	Fairfax Financial
HEALTH CARE PROVIDERS & SERVICES — (1.7)%			Holdings Ltd.	(1,265)	(493,299)
DaVita, Inc.	(3,214)	(188,790)	Fidelity National
Health Net, Inc.	(37,162)	(865,503)	Financial, Inc., Class A	(51,912)	(698,736)
Landauer, Inc.	(1,314)	(80,680)	First American Corp.	(19,677)	(651,505)
Psychiatric Solutions, Inc.	(25,469)	(538,415)	Hanover Insurance
VCA Antech, Inc.	(25,234)	(628,831)	Group, Inc. (The)	(14,782)	(656,764)
		(2,302,219)	Loews Corp.	(3,828)	(139,148)
			Marsh &
HEALTH CARE TECHNOLOGY — (1.6)%			McLennan Cos., Inc.	(22,068)	(487,261)
Allscripts-Misys Healthcare			MBIA, Inc.	(77,300)	(307,654)
Solutions, Inc.	(45,412)	(918,685)
athenahealth, Inc.	(9,880)	(446,971)	Mercury General Corp.	(26,958)	(1,058,372)
Quality Systems, Inc.	(12,345)	(775,143)	Progressive Corp. (The)	(8,051)	(144,837)
		(2,140,799)	Wesco Financial Corp.	(1,741)	(597,163)
HOTELS, RESTAURANTS & LEISURE — (2.9)%			XL Capital Ltd., Class A	(38,096)	(698,300)
			Zenith National
Boyd Gaming Corp.	(36,591)	(306,267)	Insurance Corp.	(29,771)	(885,985)
Burger King Holdings, Inc.	(44,089)	(829,756)			(7,468,519)
Carnival Corp.	(16,434)	(520,793)	INTERNET SOFTWARE & SERVICES — (2.4)%
International Speedway			Akamai Technologies, Inc.	(29,973)	(759,216)
Corp., Class A	(17,660)	(502,427)
Jack in the Box, Inc.	(40,306)	(792,819)	Equinix, Inc.	(10,474)	(1,111,814)
Royal Caribbean Cruises Ltd.	(24,710)	(624,669)	IAC/InterActiveCorp	(9,264)	(189,727)
			WebMD Health Corp.,
Scientific Games Corp.,			Class A	(23,898)	(919,834)
Class A	(15,322)	(222,935)
Tim Hortons, Inc.	(6,999)	(213,539)	Yahoo!, Inc.	(16,825)	(282,324)
		(4,013,205)			(3,262,915)
HOUSEHOLD DURABLES — (1.1)%			IT SERVICES — (2.1)%
Black & Decker Corp.	(5,285)	(342,627)	Amdocs Ltd.	(3,023)	(86,246)
			CACI International, Inc.,
Fortune Brands, Inc.	(9,857)	(425,822)	Class A	(1,214)	(59,304)
KB Home	(13,119)	(179,468)	Cognizant Technology
Lennar Corp., Class A	(18,190)	(232,286)	Solutions Corp., Class A	(7,525)	(340,883)
Mohawk Industries, Inc.	(1,331)	(63,356)	DST Systems, Inc.	(7,716)	(336,032)
Whirlpool Corp.	(2,705)	(218,185)	Fiserv, Inc.	(19,986)	(968,921)
		(1,461,744)	Sapient Corp.	(26,064)	(215,549)
INDEPENDENT POWER PRODUCERS			SRA International, Inc.,
& ENERGY TRADERS — (0.6)%			Class A	(35,555)	(679,101)
Ormat Technologies, Inc.	(22,944)	(868,201)	Visa, Inc., Class A	(2,829)	(247,424)
					(2,933,460)

18

Long-Short Market Neutral

	Shares	Value		Shares	Value
LEISURE EQUIPMENT & PRODUCTS — (0.3)%			MULTILINE RETAIL — (0.6)%
Mattel, Inc.	(21,556)	$ (430,689)	J.C. Penney Co., Inc.	(2,920)	$ (77,701)
LIFE SCIENCES TOOLS & SERVICES — (1.4)%			Kohl’s Corp.	(1,922)	(103,653)
Covance, Inc.	(17,143)	(935,494)	Saks, Inc.	(18,754)	(123,026)
Illumina, Inc.	(16,886)	(517,556)	Target Corp.	(11,085)	(536,182)
Luminex Corp.	(26,842)	(400,751)			(840,562)
Pharmaceutical Product			MULTI-UTILITIES — (1.3)%
Development, Inc.	(3,117)	(73,062)	Alliant Energy Corp.	(12,338)	(373,348)
		(1,926,863)	Black Hills Corp.	(10,744)	(286,113)
MACHINERY — (3.2)%			Dominion Resources, Inc.	(10,692)	(416,133)
Caterpillar, Inc.	(2,272)	(129,481)	OGE Energy Corp.	(7,452)	(274,904)
CLARCOR, Inc.	(23,349)	(757,442)	TECO Energy, Inc.	(30,859)	(500,533)
Danaher Corp.	(4,868)	(366,074)			(1,851,031)
ESCO Technologies, Inc.	(4,715)	(169,033)	OIL, GAS & CONSUMABLE FUELS — (10.0)%
Federal Signal Corp.	(14,450)	(86,989)	Berry Petroleum Co., Class A	(3,388)	(98,760)
Ingersoll-Rand plc	(2,692)	(96,212)	Boardwalk Pipeline
Kaydon Corp.	(21,480)	(768,125)	Partners LP	(35,261)	(1,058,887)
Kennametal, Inc.	(9,457)	(245,125)	Cabot Oil & Gas Corp.	(4,743)	(206,747)
Nordson Corp.	(5,214)	(318,993)	Chesapeake Energy Corp.	(34,593)	(895,267)
PACCAR, Inc.	(24,906)	(903,340)	CNX Gas Corp.	(26,242)	(774,664)
Pall Corp.	(8,793)	(318,307)	CONSOL Energy, Inc.	(17,761)	(884,498)
Terex Corp.	(5,616)	(111,253)	Continental Resources, Inc.	(11,828)	(507,303)
Valmont Industries, Inc.	(794)	(62,289)	Enbridge Energy
		(4,332,663)	Partners LP	(13,672)	(734,050)
MEDIA — (1.7)%			Enbridge, Inc.	(14,348)	(663,165)
DIRECTV, Class A	(6,224)	(207,570)	EOG Resources, Inc.	(1,867)	(181,659)
Liberty Media Corp. –			EQT Corp.	(21,838)	(959,124)
Starz, Series A	(622)	(28,705)	Forest Oil Corp.	(39,202)	(872,245)
News Corp., Class A	(67,361)	(922,173)	Goodrich Petroleum Corp.	(6,445)	(156,936)
Regal Entertainment Group,			Holly Corp.	(4,272)	(109,491)
Class A	(14,207)	(205,149)	Linn Energy LLC	(6,157)	(171,657)
Shaw Communications, Inc.,			Newfield Exploration Co.	(14,961)	(721,569)
Class B	(10,356)	(213,023)	ONEOK Partners LP	(1,269)	(79,059)
Walt Disney Co. (The)	(19,364)	(624,489)	Petrohawk Energy Corp.	(37,600)	(902,024)
Washington Post Co. (The),
Class B	(423)	(185,951)	Pioneer Natural
			Resources Co.	(4,893)	(235,696)
		(2,387,060)	Plains All American
METALS & MINING — (1.8)%			Pipeline LP	(6,866)	(362,868)
Alcoa, Inc.	(69,471)	(1,119,873)	Plains Exploration &
AMCOL International Corp.	(14,244)	(404,814)	Production Co.	(25,396)	(702,453)
Coeur d’Alene Mines Corp.	(11,385)	(205,613)	Quicksilver Resources, Inc.	(11,317)	(169,868)
RTI International Metals, Inc.	(9,150)	(230,306)	Range Resources Corp.	(16,261)	(810,611)
Southern Copper Corp.	(2,610)	(85,895)	Suncor Energy, Inc.	(26,700)	(942,777)
Steel Dynamics, Inc.	(6,072)	(107,596)	Ultra Petroleum Corp.	(7,409)	(369,413)
United States Steel Corp.	(5,929)	(326,806)			(13,570,791)
		(2,480,903)	PAPER & FOREST PRODUCTS — (0.8)%
			Weyerhaeuser Co.	(25,289)	(1,090,967)

19

Long-Short Market Neutral

	Shares	Value		Shares	Value
PERSONAL PRODUCTS — (0.7)%			Microsemi Corp.	(22,704)	$ (402,996)
Avon Products, Inc.	(18,559)	$ (584,609)	PMC – Sierra, Inc.	(17,119)	(148,251)
NBTY, Inc.	(10,312)	(448,984)			(3,130,526)
		(1,033,593)	SOFTWARE — (1.4)%
PHARMACEUTICALS — (0.6)%			Activision Blizzard, Inc.	(52,646)	(584,897)
Allergan, Inc.	(6,082)	(383,227)	AsiaInfo Holdings, Inc.	(11,588)	(353,086)
Merck & Co., Inc.	(4,186)	(152,956)	Electronic Arts, Inc.	(17,574)	(311,939)
Perrigo Co.	(3,813)	(151,910)	NetSuite, Inc.	(13,782)	(220,236)
Salix Pharmaceuticals Ltd.	(7,229)	(183,617)	salesforce.com, inc.	(2,492)	(183,835)
		(871,710)	Take-Two Interactive
PROFESSIONAL SERVICES — (0.9)%			Software, Inc.	(12,704)	(127,675)
Corporate Executive			THQ, Inc.	(40,644)	(204,846)
Board Co.	(37,399)	(853,445)			(1,986,514)
IHS, Inc., Class A	(6,185)	(339,000)	SPECIALTY RETAIL — (3.9)%
		(1,192,445)	American Eagle
REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.3)%			Outfitters, Inc.	(45,433)	(771,452)
Alexander’s, Inc.	(598)	(182,043)	Bed Bath & Beyond, Inc.	(11,999)	(463,521)
BioMed Realty Trust, Inc.	(11,440)	(180,523)	Best Buy Co., Inc.	(16,329)	(644,342)
Boston Properties, Inc.	(3,483)	(233,605)	Chico’s FAS, Inc.	(22,036)	(309,606)
Digital Realty Trust, Inc.	(12,060)	(606,377)	Dick’s Sporting Goods, Inc.	(10,769)	(267,825)
Healthcare Realty Trust, Inc.	(6,423)	(137,838)	Lowe’s Cos., Inc.	(32,380)	(757,368)
Kimco Realty Corp.	(17,550)	(237,452)	O’Reilly Automotive, Inc.	(21,673)	(826,176)
Potlatch Corp.	(15,105)	(481,547)	Penske Automotive
Rayonier, Inc.	(10,524)	(443,692)	Group, Inc.	(11,983)	(181,902)
UDR, Inc.	(40,632)	(667,989)	Sally Beauty Holdings, Inc.	(29,006)	(221,896)
		(3,171,066)	Tiffany & Co.	(7,655)	(329,165)
REAL ESTATE MANAGEMENT			Urban Outfitters, Inc.	(16,068)	(562,219)
& DEVELOPMENT — (1.1)%					(5,335,472)
Brookfield Asset			TEXTILES, APPAREL & LUXURY GOODS — (0.6)%
Management, Inc., Class A	(41,115)	(911,930)	Gildan Activewear, Inc.	(19,143)	(466,706)
Brookfield Properties Corp.	(22,422)	(271,755)	Hanesbrands, Inc.	(18,519)	(446,493)
St. Joe Co. (The)	(11,346)	(327,786)			(913,199)
		(1,511,471)	THRIFTS & MORTGAGE FINANCE — (0.5)%
ROAD & RAIL — (1.1)%			Radian Group, Inc.	(65,259)	(477,043)
AMERCO, Inc.	(2,788)	(138,619)	Tree.com, Inc.	(16,378)	(149,859)
Kansas City Southern	(35,092)	(1,168,213)			(626,902)
Landstar System, Inc.	(6,692)	(259,449)	TOBACCO — (0.5)%
		(1,566,281)	Philip Morris
SEMICONDUCTORS &			International, Inc.	(12,499)	(602,327)
SEMICONDUCTOR EQUIPMENT — (2.3)%			Universal Corp.	(1,417)	(64,629)
Applied Materials, Inc.	(31,878)	(444,379)			(666,956)
Diodes, Inc.	(32,827)	(671,311)	TRADING COMPANIES & DISTRIBUTORS — (0.7)%
Formfactor, Inc.	(10,372)	(225,695)	Fastenal Co.	(3,050)	(127,002)
International Rectifier Corp.	(13,986)	(309,370)	GATX Corp.	(29,675)	(853,156)
MEMC Electronic					(980,158)
Materials, Inc.	(27,577)	(375,599)	WATER UTILITIES — (0.4)%
Microchip Technology, Inc.	(19,027)	(552,925)	Aqua America, Inc.	(32,868)	(575,519)

20

Long-Short Market Neutral

	Shares	Value	Notes to Schedule of Investments
WIRELESS TELECOMMUNICATION			ADR = American Depositary Receipt
SERVICES — (1.4)%			(1) Securities are pledged with brokers as collateral for securities
Crown Castle			sold short. At the period end, the value of securities pledged
International Corp.	(17,037)	$ (665,124)	was $135,516,570.
Leap Wireless			(2) Non-income producing.
International, Inc.	(25,523)	(447,929)
MetroPCS
Communications, Inc.	(44,283)	(337,879)	See Notes to Financial Statements.
SBA Communications Corp.,
Class A	(10,354)	(353,693)
Shenandoah
Telecommunications Co.	(4,685)	(95,340)
		(1,899,965)
TOTAL SECURITIES
SOLD SHORT — (97.8)%
(Proceeds $123,812,684)		$(134,946,616)

21

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $98,175,300)	$137,207,276
Cash on deposit with broker for securities sold short	135,536,595
Cash	189,538
Receivable for capital shares sold	647,682
Dividends and interest receivable	58,084
273,639,175

Liabilities
Securities sold short, at value (proceeds of $123,812,684)	134,946,616
Payable for capital shares redeemed	434,329
Accrued management fees	164,954
Distribution fees payable	10,328
Service fees (and distribution fees — A Class and R Class) payable	23,638
Dividend expense payable on securities sold short	119,044
135,698,909

Net Assets	$137,940,266

See Notes to Financial Statements.

22

DECEMBER 31, 2009 (UNAUDITED)
Net Assets Consist of:
Capital (par value and paid-in surplus)	$156,439,831
Accumulated net investment loss	(1,441,987)
Accumulated net realized loss on investment and securities sold short transactions	(44,955,622)
Net unrealized appreciation on investments and securities sold short	27,898,044
$137,940,266

Investor Class, $0.01 Par Value
Net assets	$18,102,353
Shares outstanding	1,831,433
Net asset value per share	$9.88

Institutional Class, $0.01 Par Value
Net assets	$9,624,947
Shares outstanding	968,090
Net asset value per share	$9.94

A Class, $0.01 Par Value
Net assets	$93,962,312
Shares outstanding	9,567,872
Net asset value per share	$9.82
Maximum offering price (net asset value divided by 0.9425)	$10.42

B Class, $0.01 Par Value
Net assets	$2,633,445
Shares outstanding	274,631
Net asset value per share	$9.59

C Class, $0.01 Par Value
Net assets	$13,070,611
Shares outstanding	1,363,279
Net asset value per share	$9.59

R Class, $0.01 Par Value
Net assets	$546,598
Shares outstanding	56,078
Net asset value per share	$9.75

See Notes to Financial Statements.

23

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,017)	$ 1,275,894

Expenses:
Dividend expense on securities sold short	1,211,401
Interest expense on securities sold short	186,762
Management fees	1,088,641
Distribution fees:
B Class	11,031
C Class	61,443
Service fees:
B Class	3,677
C Class	20,481
Distribution and service fees:
A Class	124,918
R Class	2,332
Directors’ fees and expenses	2,510
Other expenses	4,685
2,717,881

Net investment income (loss)	(1,441,987)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,210,670
Securities sold short transactions	(14,240,211)
(29,541)

Change in net unrealized appreciation (depreciation) on:
Investments	21,074,869
Securities sold short	(21,717,909)
(643,040)

Net realized and unrealized gain (loss)	(672,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,114,568)

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ (1,441,987)	$ (3,635,683)
Net realized gain (loss)	(29,541)	(14,547,546)
Change in net unrealized appreciation (depreciation)	(643,040)	(1,057,542)
Net increase (decrease) in net assets resulting from operations	(2,114,568)	(19,240,771)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(31,783,207)	(20,550,832)

Net increase (decrease) in net assets	(33,897,775)	(39,791,603)

Net Assets
Beginning of period	171,838,041	211,629,644
End of period	$137,940,266	$171,838,041

Accumulated net investment loss	$(1,441,987)	—

See Notes to Financial Statements.

25

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Long-Short Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions. The fund buys, or takes long positions in, equity securities that have been identified as undervalued. The fund takes short positions in equity securities that have been identified as overvalued. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

26

Securities Sold Short — The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned or paid on segregated cash for securities sold short is reflected as interest income or interest expense. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. Liabilities for securities sold short are valued daily and changes in value are recorded as unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions. The fund’s risks in selling securities short include the possibility that the future increases in market value may exceed the liability recorded or that the lender of the security may terminate the loan at a disadvantageous price or time to the fund. In addition, while the realized gains on securities sold short are limited to the price at which it sold the security short, the losses may be unlimited.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

27

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300% and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2009 was 1.40% for all classes except Institutional Class, which was 1.20%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

28

3. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2009, were $99,160,394 and $99,657,433, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:
	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	600,598	$ 5,987,306	1,911,327	$ 19,949,664
Redeemed	(1,062,798)	(10,598,698)	(2,267,677)	(23,248,663)
	(462,200)	(4,611,392)	(356,350)	(3,298,999)
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	240,461	2,413,185	1,777,964	18,605,876
Redeemed	(1,494,953)	(14,997,822)	(741,402)	(7,697,274)
	(1,254,492)	(12,584,637)	1,036,562	10,908,602
A Class/Shares Authorized	70,000,000		70,000,000
Sold	3,837,363	38,138,960	4,329,302	45,040,978
Redeemed	(4,778,704)	(47,414,921)	(7,158,059)	(72,955,762)
	(941,341)	(9,275,961)	(2,828,757)	(27,914,784)
B Class/Shares Authorized	10,000,000		10,000,000
Sold	8,133	79,441	110,857	1,141,819
Redeemed	(47,977)	(463,607)	(81,914)	(826,016)
	(39,844)	(384,166)	28,943	315,803
C Class/Shares Authorized	10,000,000		10,000,000
Sold	285,614	2,779,334	584,193	5,930,556
Redeemed	(748,688)	(7,258,639)	(680,115)	(6,872,873)
	(463,074)	(4,479,305)	(95,922)	(942,317)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	17,611	173,508	40,865	414,082
Redeemed	(63,019)	(621,254)	(3,323)	(33,219)
	(45,408)	(447,746)	37,542	380,863
Net increase (decrease)	(3,206,359)	$(31,783,207)	(2,177,982)	$(20,550,832)

29

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$125,269,623	—	—
Foreign Common Stocks	10,246,947	—	—
Temporary Cash Investments	90,706	$1,600,000	—
Total Value of Investment Securities	$135,607,276	$1,600,000	—

Securities Sold Short
Domestic Common Stocks	$(124,183,068)	—	—
Foreign Common Stocks	(10,763,548)	—	—
Total Value of Securities Sold Short	$(134,946,616)	—	—

6. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the fund did not utilize the program.

7. Risk Factors

The fund’s investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk. The fund may suffer losses when taking long positions in market sectors or industries that are not offset by corresponding short positions, resulting in an over- or underweighted sector or industry.

30

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,280,589
Gross tax appreciation of investments	$40,567,643
Gross tax depreciation of investments	(2,640,956)
Net tax appreciation (depreciation) of investments	$37,926,687
Net tax appreciation (depreciation) on securities sold short	$(12,186,877)
Net tax appreciation (depreciation)	$ 25,739,810

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, the fund had accumulated capital losses of $(27,398,918), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers of $(726,363), $(11,723,614), $(7,547,465) and $(7,401,476) expire in 2014, 2015, 2016 and 2017, respectively.

As of June 30, 2009, the fund had capital loss deferrals of $(13,622,781), which represent net capital losses incurred in the eight-month period ended June 30, 2009. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

31

Financial Highlights

Long-Short Market Neutral

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$10.01	$10.92	$11.22	$10.40	$9.97	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.08)	(0.16)	0.08	0.14	0.24	0.06
Net Realized and
Unrealized Gain (Loss)	(0.05)	(0.75)	(0.15)	0.68	0.27	(0.09)
Total From
Investment Operations	(0.13)	(0.91)	(0.07)	0.82	0.51	(0.03)
Distributions
From Net
Investment Income	—	—	(0.23)	—	(0.08)	—
Net Asset Value,
End of Period	$9.88	$10.01	$10.92	$11.22	$10.40	$9.97

Total Return(5)	(1.30)%	(8.33)%	(0.67)%	7.88%	5.08%	(0.30)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	3.19%(6)	3.34%	2.89%(7)	2.71%(6)	3.45%	2.76%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(1.57)%(6)	(1.56)%	0.90%	2.61%(6)	2.17%	2.23%(6)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$18,102	$22,956	$28,939	$20,732	$12,781	$498
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	1.41%(6)	1.41%	1.39%(7)	1.39%(6)	1.38%	1.37%(6)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

32

Long-Short Market Neutral

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$10.06	$10.95	$11.24	$10.40	$9.97	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.08)	(0.15)	0.17	0.15	0.25	0.06
Net Realized and
Unrealized Gain (Loss)	(0.04)	(0.74)	(0.22)	0.69	0.28	(0.09)
Total From
Investment Operations	(0.12)	(0.89)	(0.05)	0.84	0.53	(0.03)
Distributions
From Net
Investment Income	—	—	(0.24)	—	(0.10)	—
Net Asset Value,
End of Period	$9.94	$10.06	$10.95	$11.24	$10.40	$9.97

Total Return(5)	(1.19)%	(8.13)%	(0.48)%	8.08%	5.30%	(0.30)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	2.99%(6)	3.14%	2.69%(7)	2.51%(6)	3.25%	2.56%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(1.37)%(6)	(1.36)%	1.10%	2.81%(6)	2.37%	2.43%(6)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$9,625	$22,354	$12,989	$19,559	$14,412	$499
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	1.21%(6)	1.21%	1.19%(7)	1.19%(6)	1.18%	1.17%(6)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

33

Long-Short Market Neutral

A Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.96	$10.89	$11.21	$10.40	$9.96	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.09)	(0.18)	0.07	0.13	0.20	0.05
Net Realized and
Unrealized Gain (Loss)	(0.05)	(0.75)	(0.18)	0.68	0.29	(0.09)
Total From
Investment Operations	(0.14)	(0.93)	(0.11)	0.81	0.49	(0.04)
Distributions
From Net
Investment Income	—	—	(0.21)	—	(0.05)	—
Net Asset Value,
End of Period	$9.82	$9.96	$10.89	$11.21	$10.40	$9.96

Total Return(5)	(1.41)%	(8.54)%	(0.98)%	7.79%	4.93%	(0.40)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	3.44%(6)	3.59%	3.14%(7)	2.96%(6)	3.70%	3.01%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(1.82)%(6)	(1.81)%	0.65%	2.36%(6)	1.92%	1.98%(6)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$93,962	$104,634	$145,265	$110,065	$56,219	$498
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	1.66%(6)	1.66%	1.64%(7)	1.64%(6)	1.63%	1.62%(6)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

34

Long-Short Market Neutral

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.76	$10.76	$11.11	$10.35	$9.94	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.13)	(0.26)	—(5)	0.09	0.12	0.03
Net Realized and
Unrealized Gain (Loss)	(0.04)	(0.74)	(0.18)	0.67	0.29	(0.09)
Total From
Investment Operations	(0.17)	(1.00)	(0.18)	0.76	0.41	(0.06)
Distributions
From Net
Investment Income	—	—	(0.17)	—	—	—
Net Asset Value,
End of Period	$9.59	$9.76	$10.76	$11.11	$10.35	$9.94

Total Return(6)	(1.74)%	(9.29)%	(1.63)%	7.34%	4.12%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	4.19%(7)	4.34%	3.89%(8)	3.71%(7)	4.45%	3.76%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(2.57)%(7)	(2.56)%	(0.10)%	1.61%(7)	1.17%	1.23%(7)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$2,633	$3,069	$3,071	$3,020	$1,505	$497
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	2.41%(7)	2.41%	2.39%(8)	2.39%(7)	2.38%	2.37%(7)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.
(8)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

35

Long-Short Market Neutral

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.76	$10.75	$11.11	$10.35	$9.94	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.13)	(0.26)	—(5)	0.09	0.12	0.03
Net Realized and
Unrealized Gain (Loss)	(0.04)	(0.73)	(0.19)	0.67	0.29	(0.09)
Total From
Investment Operations	(0.17)	(0.99)	(0.19)	0.76	0.41	(0.06)
Distributions
From Net
Investment Income	—	—	(0.17)	—	—	—
Net Asset Value,
End of Period	$9.59	$9.76	$10.75	$11.11	$10.35	$9.94

Total Return(6)	(1.74)%	(9.21)%	(1.72)%	7.34%	4.12%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	4.19%(7)	4.34%	3.89%(8)	3.71%(7)	4.45%	3.76%(7)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(2.57)%(7)	(2.56)%	(0.10)%	1.61%(7)	1.17%	1.23%(7)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$13,071	$17,821	$20,673	$19,690	$8,393	$497
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	2.41%(7)	2.41%	2.39%(8)	2.39%(7)	2.38%	2.37%(7)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Per-share amount was less than $0.005.
(6)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(7) Annualized.
(8)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

36

Long-Short Market Neutral

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006	2005(3)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.89	$10.85	$11.18	$10.39	$9.96	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(4)	(0.10)	(0.22)	0.04	0.11	0.17	0.04
Net Realized and
Unrealized Gain (Loss)	(0.04)	(0.74)	(0.17)	0.68	0.29	(0.08)
Total From
Investment Operations	(0.14)	(0.96)	(0.13)	0.79	0.46	(0.04)
Distributions
From Net
Investment Income	—	—	(0.20)	—	(0.03)	—
Net Asset Value,
End of Period	$9.75	$9.89	$10.85	$11.18	$10.39	$9.96

Total Return(5)	(1.42)%	(8.85)%	(1.19)%	7.60%	4.57%	(0.40)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	3.69%(6)	3.84%	3.39%(7)	3.21%(6)	3.95%	3.26%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(2.07)%(6)	(2.06)%	0.40%	2.11%(6)	1.67%	1.73%(6)
Portfolio Turnover Rate	66%	330%	356%	181%	428%	171%
Portfolio Turnover Rate
Excluding Short Sales	12%	151%	137%	38%	50%	36%
Net Assets, End of Period
(in thousands)	$547	$1,004	$694	$561	$521	$498
Ratio of Operating
Expenses (excluding
expenses on securities
sold short) to Average
Net Assets	1.91%(6)	1.91%	1.89%(7)	1.89%(6)	1.88%	1.87%(6)
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.
(3)	September 30, 2005 (fund inception) through December 31, 2005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. This index is an average of the last three 3-month Treasury bill issues.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

39

Notes

40

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67552N

Semiannual Report
December 31, 2009

American Century Investments

International Core Equity Fund

President’s Letter	2
Market Perspective	3
Foreign Stock Index Returns	3

International Core Equity

Performance	4
Portfolio Commentary	6
Top Ten Holdings	8
Investments by Country	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	26

Other Information

Additional Information	32
Index Definitions	33

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Economic Progress Lifted Foreign Stocks

International equity markets posted robust returns during the six months ended December 31, 2009. The broad rise in foreign stocks resulted from increasing investor confidence about a potential global economic recovery.

After the recession that engulfed economies around the world in 2008, early signs of economic improvement began to emerge in the spring of 2009. By the third quarter, economic growth turned positive in the U.S., Germany, France, and Japan. In addition, China reported improvements in industrial production and global trade levels, while the troubled housing market in the U.K. began to stabilize. Toward the end of the year, both the Australian and Norwegian central banks raised short-term interest rates—the first steps toward removing their accommodative monetary policy.

The favorable economic news provided a boost to equity markets around the world as optimistic investors embraced the hope that the improving economic environment would blossom into a full-fledged global recovery in 2010. The result was a steady rally in foreign stocks throughout the six-month period, with the MSCI EAFE Index (a broad measure of international stock performance) advancing by more than 20%.

Emerging markets were the top performers for the six-month period, gaining more than 30% as a group, led by markets in Latin America and Eastern Europe. Among developed markets, countries along the Pacific Rim (with the notable exception of Japan) generated the best returns, and European markets also performed well. Every sector in the EAFE Index posted double-digit gains, led by materials, consumer staples, and health care, while the laggards included information technology and utilities.

Challenges Still to Be Overcome

Despite the progress made in 2009, global economic conditions remain uncertain and fragile. Central bank officials worldwide have questioned the sustainability of the burgeoning recovery, especially once the massive fiscal and monetary stimulus programs enacted by many governments begin to expire. In addition, many countries are facing growing budget deficits resulting from the stimulus efforts, as well as the potential for significantly higher inflation when a recovery eventually takes hold.

Foreign Stock Index Returns
For the six months ended December 31, 2009*
MSCI EAFE Index	22.07%	MSCI World Free Index	22.23%
MSCI EAFE Value Index	22.47%	MSCI Pacific Free ex-Japan Index	33.95%
MSCI EAFE Growth Index	21.65%	MSCI EM Index (emerging markets)	31.24%
		MSCI Europe Index	26.91%
		MSCI Japan Index	3.57%
*Total returns for periods less than one year are not annualized.

3

Performance

International Core Equity

Total Returns as of December 31, 2009
				Average
				Annual Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ACIMX	21.04%	21.46%	-7.57%	11/30/06
MSCI EAFE Index	—	22.07%	31.78%	-4.94%	—
Institutional Class	ACIUX	21.07%	21.70%	-7.39%	11/30/06
A Class	ACIQX				11/30/06
No sales charge*		20.77%	20.97%	-7.83%
With sales charge*		13.88%	14.07%	-9.58%
B Class	ACIJX				11/30/06
No sales charge*		20.27%	20.27%	-8.49%
With sales charge*		15.27%	16.27%	-9.68%
C Class	ACIKX				11/30/06
No sales charge*		20.27%	20.27%	-8.49%
With sales charge*		19.27%	20.27%	-8.49%
R Class	ACIRX	20.67%	20.67%	-8.05%	11/30/06
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75%
maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

International Core Equity

One-Year Returns Over Life of Class
Periods ended December 31
	2006*	2007	2008	2009
Investor Class	4.90%	8.41%	-43.23%	21.46%
MSCI EAFE Index	3.14%	11.17%	-43.38%	31.78%
*From 11/30/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.18%	0.98%	1.43%	2.18%	2.18%	1.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

International Core Equity

Portfolio Managers: John Schniedwind and Zili Zhang

Performance Summary

International Core Equity returned 21.04%* for the six months ended December 31, 2009, compared with the 22.07% return of the fund’s benchmark, the MSCI EAFE Index.

International Core Equity enjoyed a return of more than 20% for the six-month period, reflecting the sizable rally in international equity markets. Every sector of the portfolio posted double-digit gains, with the most economically sensitive sectors generating the best results. In particular, the fund’s materials and industrials holdings gained more than 25% as a group.

Despite the fund’s robust absolute return, however, it modestly under-performed the MSCI EAFE Index. Although individual stock selection contributed positively to performance, sector allocation was a factor behind the fund’s overall underperformance, particularly underweight positions in the consumer staples and health care sectors, as well as an overweight position in information technology stocks. From a regional perspective, the portfolio’s European holdings had the biggest negative impact on relative results, primarily in the U.K. and Switzerland.

Consumer Staples and Health Care Detracted

International Core Equity’s consumer staples and health care holdings contributed the most to its underperformance versus the MSCI EAFE Index for the six-month period. Stock choices among food and staples retailers and food products companies were responsible for the bulk of the under-performance in the consumer staples sector. The most significant individual detractor was FamilyMart, a Japanese convenience store chain, which tumbled after the company lowered its earnings guidance for the current fiscal year amid declining sales and a weak retail spending environment. Japanese supermarket retailer Seven & I Holdings also slumped during the period as the company embarked on a restructuring program that included plans to close a number of its stores.

In the health care sector, the lion’s share of the underperformance resulted from stock selection among health care equipment makers and pharmaceutical firms. Miraca Holdings, a Japanese company that makes clinical diagnostic systems, detracted the most in this sector. Miraca fell late in the period despite raising its earnings guidance for the current year as investors priced in weaker results for 2010.

Telecom and Energy Underperformed

The portfolio’s telecommunication services and energy stocks also lagged their counterparts in the benchmark index during the period. Security selection among diversified telecom services companies detracted the most in the telecom services sector, while an overweight position in oil and gas

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

International Core Equity

producers weighed on results in the energy sector. The biggest detractors were energy producer Royal Dutch Shell and Japanese telecom provider Nippon Telegraph & Telephone.

Other noteworthy detractors in the portfolio included Japanese consumer electronics manufacturer Mitsumi Electric, Japanese consumer finance company Aiful, and U.K.-based mining company Anglo American. A slowdown in demand in its end markets weighed on Mitsumi Electric; restructuring costs led to reported losses and liquidity issues at Aiful; and Anglo American rejected a takeover bid from competitor Xstrata.

Industrials and Materials Outperformed

Industrials and materials were the two best-performing sectors in the portfolio on an absolute basis, and they were also the top contributors to performance versus the MSCI EAFE Index. Stock selection among electrical equipment manufacturers and aerospace and defense companies contributed the most to outperformance in the industrials sector. Supply chain management company Noble Group, based in Hong Kong, was the top contributor in this sector, benefiting from a credit rating upgrade and a buyout offer for its coal production unit. Defense contractor Saab AB rallied as the company raised revenue guidance thanks to improving new orders.

In the materials sector, stock selection among chemicals producers and an overweight position in metals and mining companies generated all of the outperformance. Top contributors included Australian mining concern Mount Gibson Iron, a lower-cost producer that enjoyed rising demand (particularly from China), and German chemicals company BASF, which also benefited from growing demand in China.

The best relative performance contributor in the portfolio was British property developer Songbird Estates, which took advantage of surging demand for commercial property in the U.K. to sell some of its properties at a premium. Dutch photocopier and printing services firm Oce was another top contributor, rallying thanks to a takeover offer from Japanese rival Canon.

A Look Ahead

The last 12 months have seen a dramatic change in the global economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, economic conditions worldwide remain relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

7

International Core Equity

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
HSBC Holdings plc*	2.5%	1.2%
BP plc	1.9%	1.6%
Banco Santander SA	1.6%	0.7%
Telefonica SA	1.5%	1.4%
Novartis AG	1.5%	1.3%
Nestle SA	1.3%	2.1%
Commonwealth Bank of Australia	1.2%	1.0%
BNP Paribas	1.1%	1.0%
Vodafone Group plc	1.1%	1.3%
BASF SE	1.1%	0.9%
*Includes shares traded on all exchanges.

Investments by Country as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
United Kingdom	19.1%	18.2%
Japan	17.1%	20.4%
France	11.6%	8.2%
Germany	8.2%	7.8%
Australia	7.4%	6.0%
Switzerland	6.6%	7.4%
Spain	5.0%	4.6%
Hong Kong	4.0%	2.2%
Netherlands	3.5%	5.2%
Italy	2.9%	2.9%
Singapore	2.5%	2.0%
Sweden	2.3%	1.3%
Multi-National	2.3%	2.1%
Other Countries	6.8%	9.0%
Cash and Equivalents**	0.7%	2.7%
**Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Common Stocks, Rights & Warrants	99.3%	97.3%
Temporary Cash Investments	1.8%	1.8%
Other Assets and Liabilities	(1.1)%	0.9%

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
Actual
Investor Class	$1,000	$1,210.40	$6.52	1.17%
Institutional Class	$1,000	$1,210.70	$5.41	0.97%
A Class	$1,000	$1,207.70	$7.90	1.42%
B Class	$1,000	$1,202.70	$12.05	2.17%
C Class	$1,000	$1,202.70	$12.05	2.17%
R Class	$1,000	$1,206.70	$9.29	1.67%
Hypothetical
Investor Class	$1,000	$1,019.31	$5.96	1.17%
Institutional Class	$1,000	$1,020.32	$4.94	0.97%
A Class	$1,000	$1,018.05	$7.22	1.42%
B Class	$1,000	$1,014.27	$11.02	2.17%
C Class	$1,000	$1,014.27	$11.02	2.17%
R Class	$1,000	$1,016.79	$8.49	1.67%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

International Core Equity

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks & Warrants — 99.3%			Bouygues SA	244	$ 12,725
AUSTRALIA — 7.4%			Carrefour SA	598	28,751
Australia & New Zealand			Casino Guichard Perrachon SA	291	26,079
Banking Group Ltd.	424	$ 8,627	Christian Dior SA	141	14,492
Bank of Queensland Ltd.	1,312	13,413	Cie Generale de
			Geophysique-Veritas(1)	1,420	30,287
BHP Billiton Ltd.	921	35,269
Boart Longyear Group(1)	56,362	17,717	Credit Agricole SA	1,764	30,753
Coca-Cola Amatil Ltd.	486	5,008	France Telecom SA	1,124	28,063
Commonwealth Bank of Australia	1,330	64,854	GDF Suez	496	21,518
Energy Resources of Australia Ltd.	632	13,517	Gecina SA	128	13,854
Fairfax Media Ltd.	13,254	20,444	Nexans SA	351	27,705
Goodman Group	55,204	31,067	Sanofi-Aventis SA	724	56,752
Harvey Norman Holdings Ltd.	5,051	18,966	Schneider Electric SA	250	28,963
Incitec Pivot Ltd.	760	2,408	SCOR SE	1,245	31,098
Macquarie Group Ltd.	230	9,847	Societe Generale	722	49,957
			Suez Environnement Co.	129	2,980
Mount Gibson Iron Ltd.(1)	25,272	36,825
			Technip SA	171	11,983
National Australia Bank Ltd.	1,282	31,195	Total SA	891	57,097
Newcrest Mining Ltd.	1,025	32,124	Vallourec	138	25,100
Rio Tinto Ltd.	651	43,074	Vilmorin & Cie	40	4,933
Westpac Banking Corp.	430	9,679	Vinci SA	495	27,725
WorleyParsons Ltd.	770	19,946	Vivendi SA	916	27,042
		413,980			649,550
AUSTRIA — 0.3%			GERMANY — 8.2%
Erste Bank der oesterreichischen
Sparkassen AG	392	14,530	Allianz SE	403	50,163
Voestalpine AG	114	4,157	Aurubis AG	260	11,225
		18,687	BASF SE	980	60,786
BELGIUM — 1.1%			Bayer AG	350	27,974
Delhaize Group SA	209	16,008	Deutsche Bank AG	376	26,501
Dexia SA(1)	1,509	9,492	Deutsche Post AG	815	15,682
			Deutsche Postbank AG(1)	254	8,300
KBC Groep NV(1)	703	30,444
Umicore	169	5,628	Deutsche Telekom AG	1,913	28,253
		61,572	E.ON AG	1,245	51,976
			Hannover Rueckversicherung AG(1)	444	20,841
CANADA — 0.5%
Eldorado Gold Corp.(1)	2,010	28,482	HeidelbergCement AG	218	14,995
CHANNEL ISLANDS — 0.1%			Metro AG	271	16,518
Randgold Resources Ltd.	41	3,258	MTU Aero Engines Holding AG	468	25,680
DENMARK — 0.8%			Muenchener Rueckversicherungs-
			Gesellschaft AG	44	6,859
Carlsberg A/S B Shares	83	6,125	ProSiebenSat.1 Media AG
Novo Nordisk A/S B Shares	612	39,158	Preference Shares	2,532	29,317
		45,283	RWE AG	341	33,137
FINLAND — 0.1%			Wacker Chemie AG	174	30,348
Pohjola Bank plc	680	7,359			458,555
FRANCE — 11.6%			GREECE — 0.1%
AXA SA	1,181	27,931	National Bank of Greece SA(1)	252	6,426
BNP Paribas	808	63,762

11

International Core Equity

	Shares	Value		Shares	Value
HONG KONG — 4.0%			Marubeni Corp.	4,000	$ 21,776
BOC Hong Kong Holdings Ltd.	2,500	$ 5,623	Minebea Co. Ltd.	5,000	27,049
China Agri-Industries Holdings Ltd.	21,000	27,238	Miraca Holdings, Inc.	800	21,896
China Gas Holdings Ltd.	62,000	33,543	Mitsubishi Corp.	1,800	44,753
China Mengniu Dairy Co. Ltd.(1)	7,000	24,891	Mitsubishi Tanabe Pharma Corp.	1,000	12,436
City Telecom HK Ltd.	44,000	21,105	Mitsubishi UFJ
Great Eagle Holdings Ltd.	5,000	12,930	Financial Group, Inc.	3,300	16,157
Hang Lung Group Ltd.	1,000	4,947	Mitsubishi UFJ Lease &
			Finance Co. Ltd.	190	5,699
Hopewell Highway
Infrastructure Ltd.	200	122	Mitsumi Electric Co. Ltd.	1,800	31,673
Industrial & Commercial			Nikon Corp.	1,100	21,695
Bank of China (Asia) Ltd.	11,000	23,804	Nippon Electric Glass Co. Ltd.	2,000	27,284
Noble Group Ltd.	17,000	38,949	Nippon Meat Packers, Inc.	1,000	11,490
VTech Holdings Ltd.	1,000	9,534	Nippon Telegraph &
Wharf Holdings Ltd.	2,000	11,436	Telephone Corp.	900	35,401
Wheelock & Co. Ltd.	4,000	12,172	Nissan Motor Co. Ltd.(1)	4,300	37,582
		226,294	NTT Data Corp.	5	15,441
IRELAND — 0.5%			Rohm Co., Ltd.	200	12,988
Smurfit Kappa Group plc(1)	3,311	29,419	Seven & I Holdings Co. Ltd.	1,000	20,297
ITALY — 2.9%			Shinko Electric Industries Co. Ltd.	1,000	14,412
Banca Popolare di Milano Scarl	1,238	8,783	Sojitz Corp.	6,000	11,271
Enel SpA	2,706	15,714	Stanley Electric Co. Ltd.	1,000	20,110
ENI SpA	2,205	56,137	Sumitomo Heavy Industries Ltd.(1)	1,000	5,047
Mediaset SpA	673	5,499	Sumitomo Metal Mining Co. Ltd.	2,000	29,483
Prysmian SpA	803	14,056	Suruga Bank Ltd.	1,000	8,674
Telecom Italia SpA	11,483	17,809	Takata Corp.	1,100	25,547
UniCredit SpA(1)	12,627	42,002	Tokai Rika Co. Ltd.	1,100	24,755
		160,000	Tokyo Electron Ltd.	500	31,972
JAPAN — 17.1%			Tokyo Gas Co. Ltd.	2,000	7,973
Asahi Breweries Ltd.	600	11,003	Tokyo Tatemono Co. Ltd.	2,000	7,600
Astellas Pharma, Inc.	500	18,624	Toyota Motor Corp.	1,300	54,621
Brother Industries Ltd.	2,400	27,418	Toyota Tsusho Corp.	500	7,373
Canon, Inc.	600	25,365			957,604
Central Japan Railway Co.	2	13,342	MEXICO — 0.2%
Chiba Bank Ltd. (The)	1,000	5,968	Fresnillo plc	830	10,463
Daito Trust Construction Co. Ltd.	300	14,147	MULTI-NATIONAL — 2.3%
Eisai Co. Ltd.	500	18,328	iShares MSCI EAFE Index Fund	500	27,650
FAST RETAILING CO. LTD.	100	18,664	iShares MSCI Emerging
			Markets Index Fund	1,086	45,069
FUJIFILM Holdings Corp.	200	5,975
			Market Vectors - Gold Miners ETF	1,172	54,158
Honda Motor Co. Ltd.	600	20,287
					126,877
iShares MSCI Japan Index Fund	5,557	54,125
			NETHERLANDS — 3.5%
ITOCHU Corp.	2,000	14,707
			CSM	756	19,909
Japan Tobacco, Inc.	8	26,993
			Heineken Holding NV	781	32,722
Jupiter Telecommunications
Co. Ltd.	22	21,796	ING Groep NV CVA(1)	1,694	16,376
Konica Minolta Holdings, Inc.	3,000	30,768	Koninklijke DSM NV	682	33,439
Kyocera Corp.	200	17,639	Koninklijke Philips Electronics NV	654	19,365

12

International Core Equity

	Shares	Value		Shares	Value
Royal Dutch Shell plc B Shares	1,473	$ 42,923	Nordea Bank AB	3,039	$ 30,786
Unilever NV CVA	993	32,357	Saab AB B Shares	1,853	30,576
		197,091	Svenska Handelsbanken AB
NORWAY — 1.3%			A Shares	413	11,811
Petroleum Geo-Services ASA(1)	2,772	31,478			130,891
StatoilHydro ASA	341	8,506	SWITZERLAND — 6.6%
TGS Nopec Geophysical Co. ASA(1)	1,774	32,016	Clariant AG(1)	2,283	26,814
		72,000	Credit Suisse Group AG	1,032	50,827
PEOPLE’S REPUBLIC OF CHINA — 1.5%			Kuehne + Nagel International AG	276	26,699
China Merchants Bank Co. Ltd.			Nestle SA	1,455	70,688
H Shares	7,500	19,456	Novartis AG	1,557	84,829
Foxconn International			Roche Holding AG	331	56,309
Holdings Ltd.(1)	25,000	28,781	Verwaltungs- und Privat-Bank AG	65	6,332
Zhaojin Mining Industry Co. Ltd.			Xstrata plc(1)	1,480	26,068
H Shares	11,000	21,725	Zurich Financial Services AG	94	20,438
Zijin Mining Group Co. Ltd.
H Shares	14,000	13,248			369,004
		83,210	UNITED KINGDOM — 19.1%
PORTUGAL(2)			Admiral Group plc	319	6,085
Banco Espirito Santo SA	400	2,600	AstraZeneca plc	1,115	52,391
SINGAPORE — 2.5%			Balfour Beatty plc	5,005	20,798
DBS Group Holdings Ltd.	1,500	16,309	Barclays plc	8,556	37,704
Golden Agri-Resources Ltd.			BHP Billiton plc	1,528	48,808
Warrants(1)	1,224	122	BP plc	10,827	104,710
Jardine Cycle & Carriage Ltd.	1,000	19,082	British American Tobacco plc	1,393	45,190
SembCorp Industries Ltd.	11,000	28,728	British Sky Broadcasting
Venture Corp. Ltd.	5,000	31,354	Group plc	1,476	13,296
Wilmar International Ltd.	5,000	22,692	Britvic plc	4,964	32,711
Yangzijiang Shipbuilding			BT Group plc, Class A	11,168	24,181
Holdings Ltd.	23,000	19,663	Close Brothers Group plc	779	8,616
		137,950	Derwent London plc	636	13,433
SOUTH AFRICA — 0.3%			Diageo plc	2,665	46,476
AngloGold Ashanti Ltd. ADR	387	15,550	Drax Group plc	2,995	20,049
SPAIN — 5.0%			GlaxoSmithKline plc	1,779	37,685
Banco Bilbao Vizcaya			Go-Ahead Group plc	1,406	30,096
Argentaria SA	1,013	18,350	HSBC Holdings plc	10,459	119,361
Banco Santander SA	5,288	86,881	HSBC Holdings plc (Hong Kong)	2,000	22,769
Mapfre SA	4,373	18,272	Inchcape plc(1)	40,548	19,301
Mapfre SA(1)	97	371	International Power plc	3,790	18,752
Repsol YPF SA	1,569	41,891	Kazakhmys plc(1)	656	13,726
Sociedad General de Aguas de			Kesa Electricals plc	11,689	27,875
Barcelona SA, Class A	996	28,412	Lloyds Banking Group plc(1)	7,336	5,889
Telefonica SA	3,096	86,290	Man Group plc	4,625	22,751
		280,467	Marks & Spencer Group plc	3,621	23,491
SWEDEN — 2.3%			Pearson plc	1,547	22,239
Alfa Laval AB	1,993	27,434	Petrofac Ltd.	1,299	21,631
Electrolux AB B Shares(1)	840	19,716	Prudential plc	1,304	13,284
JM AB(1)	619	10,568	Rio Tinto plc	332	17,894

13

International Core Equity

	Shares	Value	Market Sector Diversification
Songbird Estates plc(1)	11,957	$ 30,867	(as a % of net assets)
Standard Chartered plc	1,154	28,899	Financials	24.6%
Tate & Lyle plc	2,318	16,121	Industrials	10.6%
Tullett Prebon plc	4,552	20,275	Materials	10.6%
Unilever plc	302	9,667	Consumer Staples	9.9%
Vodafone Group plc	26,691	61,808	Consumer Discretionary	9.2%
Wolseley plc(1)	649	12,983	Energy	8.4%
		1,071,812	Health Care	7.6%
TOTAL COMMON STOCKS & WARRANTS			Information Technology	5.6%
(Cost $5,188,634)		5,564,384	Telecommunication Services	5.4%
Temporary Cash Investments — 1.8%			Utilities	4.2%
Repurchase Agreement, Goldman Sachs Group,			Diversified	3.2%
Inc., (collateralized by various U.S. Treasury			Cash and Equivalents*	0.7%
obligations, 4.50%–6.125%, 11/15/27–2/15/36,			*Includes temporary cash investments and other assets and liabilities.
valued at $102,166), in a joint trading account
at 0.001%, dated 12/31/09, due 1/4/10
(Delivery value $100,000)			Notes to Schedule of Investments
(Cost $100,000)		100,000
TOTAL INVESTMENT			ADR = American Depositary Receipt
SECURITIES — 101.1%			CVA = Certificaten Van Aandelen
(Cost $5,288,634)		5,664,384	EAFE = Europe, Australasia, and Far East
OTHER ASSETS AND			ETF = Exchange Traded Fund
LIABILITIES — (1.1)%		(61,678)	MSCI = Morgan Stanley Capital International
TOTAL NET ASSETS — 100.0%		$5,602,706	(1) Non-income producing.
			(2) Category is less than 0.05% of total net assets.

			See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,288,634)	$5,664,384
Cash	765
Foreign currency holdings, at value (cost of $7,467)	8,358
Receivable for capital shares sold	2,258
Dividends receivable	10,133
5,685,898

Liabilities
Payable for investments purchased	72,963
Payable for capital shares redeemed	2,123
Accrued management fees	6,191
Distribution fees payable	1,029
Service fees (and distribution fees — A Class and R Class) payable	886
83,192

Net Assets	$5,602,706

See Notes to Financial Statements.

15

DECEMBER 31, 2009 (UNAUDITED)
Net Assets Consist of:
Capital (par value and paid-in surplus)	$ 8,591,788
Accumulated net investment loss	(14,653)
Accumulated net realized loss on investment and foreign currency transactions	(3,351,361)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	376,932
$ 5,602,706

Investor Class, $0.01 Par Value
Net assets	$1,850,469
Shares outstanding	269,132
Net asset value per share	$6.88

Institutional Class, $0.01 Par Value
Net assets	$680,130
Shares outstanding	98,852
Net asset value per share	$6.88

A Class, $0.01 Par Value
Net assets	$791,414
Shares outstanding	115,128
Net asset value per share	$6.87
Maximum offering price (net asset value divided by 0.9425)	$7.29

B Class, $0.01 Par Value
Net assets	$787,356
Shares outstanding	114,630
Net asset value per share	$6.87

C Class, $0.01 Par Value
Net assets	$705,508
Shares outstanding	102,708
Net asset value per share	$6.87

R Class, $0.01 Par Value
Net assets	$787,829
Shares outstanding	114,643
Net asset value per share	$6.87

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,439)	$ 60,015

Expenses:
Management fees	37,261
Distribution fees:
B Class	2,835
C Class	3,251
Service fees:
B Class	945
C Class	1,084
Distribution and service fees:
A Class	1,330
R Class	1,892
Directors’ fees and expenses	94
48,692

Net investment income (loss)	11,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(86,131)
Futures contract transactions	10,794
Foreign currency transactions	115,216
39,879

Change in net unrealized appreciation (depreciation) on:
Investments	1,063,542
Translation of assets and liabilities in foreign currencies	53,896
1,117,438

Net realized and unrealized gain (loss)	1,157,317

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,168,640

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 11,323	$ 156,960
Net realized gain (loss)	39,879	(2,950,723)
Change in net unrealized appreciation (depreciation)	1,117,438	(516,085)
Net increase (decrease) in net assets resulting from operations	1,168,640	(3,309,848)

Distributions to Shareholders
From net investment income:
Investor Class	(48,536)	(57,258)
Institutional Class	(23,301)	(36,330)
A Class	(20,254)	(39,459)
B Class	(7,830)	(22,215)
C Class	(9,392)	(23,521)
R Class	(11,766)	(23,733)
Decrease in net assets from distributions	(121,079)	(202,516)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(960,204)	247,737

Redemption Fees
Increase in net assets from redemption fees	1,045	1,686

Net increase (decrease) in net assets	88,402	(3,262,941)

Net Assets
Beginning of period	5,514,304	8,777,245
End of period	$5,602,706	$ 5,514,304

Accumulated undistributed net investment income (loss)	$(14,653)	$95,103

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in developed countries, excluding the United States and Canada. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

19

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Exchange Traded Funds — The fund may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

20

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by a fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000% and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2009 was 1.17% for all classes except Institutional Class, which was 0.97%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended December 31, 2009, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

21

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 52% of the outstanding shares of the fund.

The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009, were $2,901,578 and $3,847,802, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:
	Six months ended December 31, 2009		Year ended June 30, 2009
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		100,000,000
Sold	100,632	$ 677,671	157,815	$ 905,189
Issued in reinvestment of distributions	7,065	48,326	9,754	57,258
Redeemed	(132,247)	(902,891)	(139,613)	(919,168)
	(24,550)	(176,894)	27,956	43,279
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	8,090	56,361	24,102	150,081
Issued in reinvestment of distributions	3,407	23,301	6,189	36,330
Redeemed	(60,957)	(421,216)	(23,146)	(131,344)
	(49,460)	(341,554)	7,145	55,067
A Class/Shares Authorized	10,000,000		10,000,000
Sold	15,674	102,928	41,302	274,950
Issued in reinvestment of distributions	2,788	19,070	6,722	39,459
Redeemed	(59,204)	(407,859)	(45,138)	(234,179)
	(40,742)	(285,861)	2,886	80,230
B Class/Shares Authorized	10,000,000		10,000,000
Sold	581	4,146	847	6,249
Issued in reinvestment of distributions	1,146	7,830	3,785	22,215
Redeemed	—	—	(8,477)	(39,164)
	1,727	11,976	(3,845)	(10,700)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	9,488	63,462	5,154	31,543
Issued in reinvestment of distributions	1,337	9,129	4,007	23,521
Redeemed	(36,865)	(253,915)	—	—
	(26,040)	(181,324)	9,161	55,064
R Class/Shares Authorized	10,000,000		10,000,000
Sold	251	1,687	165	1,064
Issued in reinvestment of distributions	1,720	11,766	4,043	23,733
	1,971	13,453	4,208	24,797
Net increase (decrease)	(137,094)	$(960,204)	47,511	$ 247,737

22

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks & Warrants	$225,034	$5,339,350	—
Temporary Cash Investments	—	100,000	—
Total Value of Investment Securities	$225,034	$5,439,350	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

As of December 31, 2009, the fund did not have any derivative instruments disclosed in the Statement of Assets and Liabilities. For the six months ended December 31, 2009, the effect of equity price risk derivatives on the Statement of Operations was $10,794 in net realized gain (loss) on futures contract transactions.

23

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the fund did not utilize the program.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,342,111
Gross tax appreciation of investments	$ 819,114
Gross tax depreciation of investments	(496,841)
Net tax appreciation (depreciation) of investments	$ 322,273

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency exchange contracts and on passive foreign investment companies.

As of June 30, 2009, the fund had accumulated capital losses of $(1,139,974), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

The fund had a capital loss deferral of $(2,192,573), which represent net capital losses incurred in the eight-month period ended June 30, 2009. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

24

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

25

Financial Highlights

International Core Equity

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.80	$9.72	$11.88	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02	0.20	0.28	0.15
Net Realized and Unrealized Gain (Loss)	1.20	(3.87)	(1.69)	1.73
Total From Investment Operations	1.22	(3.67)	(1.41)	1.88
Distributions
From Net Investment Income	(0.14)	(0.25)	(0.21)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.14)	(0.25)	(0.75)	—
Net Asset Value, End of Period	$6.88	$5.80	$9.72	$11.88

Total Return(4)	21.04%	(37.81)%	(12.30)%	18.80%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.17%(5)	1.17%	1.16%	1.18%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%(5)	3.09%	2.50%	2.30%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$1,850	$1,704	$2,583	$1,493
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

26

International Core Equity

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.81	$9.73	$11.90	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.20	0.29	0.16
Net Realized and Unrealized Gain (Loss)	1.19	(3.86)	(1.69)	1.74
Total From Investment Operations	1.22	(3.66)	(1.40)	1.90
Distributions
From Net Investment Income	(0.15)	(0.26)	(0.23)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.15)	(0.26)	(0.77)	—
Net Asset Value, End of Period	$6.88	$5.81	$9.73	$11.90

Total Return(4)	21.07%	(37.65)%	(12.19)%	19.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.97%(5)	0.97%	0.96%	0.98%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%(5)	3.29%	2.70%	2.50%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$680	$862	$1,374	$1,208
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

27

International Core Equity

A Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.79	$9.71	$11.87	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	0.17	0.24	0.13
Net Realized and Unrealized Gain (Loss)	1.19	(3.86)	(1.68)	1.74
Total From Investment Operations	1.20	(3.69)	(1.44)	1.87
Distributions
From Net Investment Income	(0.12)	(0.23)	(0.18)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.12)	(0.23)	(0.72)	—
Net Asset Value, End of Period	$6.87	$5.79	$9.71	$11.87

Total Return(4)	20.77%	(38.00)%	(12.53)%	18.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.42%(5)	1.42%	1.41%	1.43%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%(5)	2.84%	2.25%	2.05%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$791	$903	$1,485	$1,226
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

28

International Core Equity

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.77	$9.66	$11.81	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)	0.13	0.15	0.08
Net Realized and Unrealized Gain (Loss)	1.18	(3.83)	(1.66)	1.73
Total From Investment Operations	1.17	(3.70)	(1.51)	1.81
Distributions
From Net Investment Income	(0.07)	(0.19)	(0.10)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.07)	(0.19)	(0.64)	—
Net Asset Value, End of Period	$6.87	$5.77	$9.66	$11.81

Total Return(4)	20.27%	(38.34)%	(13.26)%	18.20%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.17%(5)	2.17%	2.16%	2.18%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%(5)	2.09%	1.50%	1.30%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$787	$651	$1,128	$1,208
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

29

International Core Equity

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.77	$9.66	$11.82	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)	0.13	0.15	0.08
Net Realized and Unrealized Gain (Loss)	1.18	(3.83)	(1.67)	1.74
Total From Investment Operations	1.17	(3.70)	(1.52)	1.82
Distributions
From Net Investment Income	(0.07)	(0.19)	(0.10)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.07)	(0.19)	(0.64)	—
Net Asset Value, End of Period	$6.87	$5.77	$9.66	$11.82

Total Return(4)	20.27%	(38.34)%	(13.26)%	18.20%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.17%(5)	2.17%	2.16%	2.18%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%(5)	2.09%	1.50%	1.30%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$706	$742	$1,156	$1,231
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

30

International Core Equity

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.78	$9.69	$11.85	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	0.16	0.20	0.11
Net Realized and Unrealized Gain (Loss)	1.18	(3.85)	(1.67)	1.74
Total From Investment Operations	1.19	(3.69)	(1.47)	1.85
Distributions
From Net Investment Income	(0.10)	(0.22)	(0.15)	—
From Net Realized Gains	—	—	(0.54)	—
Total Distributions	(0.10)	(0.22)	(0.69)	—
Net Asset Value, End of Period	$6.87	$5.78	$9.69	$11.85

Total Return(4)	20.67%	(38.13)%	(12.78)%	18.50%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.67%(5)	1.67%	1.66%	1.68%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17%(5)	2.59%	2.00%	1.80%(5)
Portfolio Turnover Rate	47%	131%	108%	51%
Net Assets, End of Period (in thousands)	$788	$652	$1,051	$1,203
(1) Six months ended December 31, 2009 (unaudited).
(2) November 30, 2006 (fund inception) through June 30, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net reinvestment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE Growth Index is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE Value Index is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The MSCI Europe Index is designed to measure equity market performance in Europe.

The MSCI Japan Index is designed to measure equity market performance in Japan.

The MSCI Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region, excluding Japan.

The MSCI World Free Index represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

33

Notes

34

Notes

35

Notes

36

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67550N

Semiannual Report
December 31, 2009

American Century Investments

NT Equity Growth Fund

NT Small Company Fund

President’s Letter	2
Market Perspective	3
U.S. Stock Index Returns	3

NT Equity Growth

Performance	4
Portfolio Commentary	6
Top Ten Holdings	8
Five Largest Overweights	8
Five Largest Underweights.	8

NT Small Company

Performance	9
Portfolio Commentary	11
Top Ten Holdings	13
Five Largest Overweights	13
Five Largest Underweights.	13

Shareholder Fee Examples	14

Financial Statements

Schedule of Investments	16
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	35

Other Information

Additional Information	37
Index Definitions	38

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended December 31, 2009, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By John Schniedwind, Chief Investment Officer, Quantitative Equity

Signs of Economic Recovery Boosted Stocks

The U.S. stock market posted a robust return for the six months ended December 31, 2009, capping its best calendar-year performance since 2003. The market’s surge resulted from increasing investor confidence regarding a potential recovery from the sharp economic downturn that began in 2008 and extended into early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy generated positive growth in the third quarter—its first positive quarterly growth rate in more than a year. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate continued to climb for much of the period, reaching a 26-year high of 10.1% in October before falling back to 10.0% by the end of the year. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout the six-month period.

Overall, the broad stock indices returned approximately 23% for the last six months of 2009. As the table below indicates, mid-cap stocks posted the best results, while value-oriented shares outpaced growth issues across all market capitalizations.

Challenges Still to Be Overcome

Despite the progress made in 2009, the economic environment remains uncertain and fragile. It is unclear whether the economy will remain on the path to recovery once the government begins to unwind the massive fiscal and monetary stimulus programs that have been in place since late 2008. In addition, several longer-term challenges need to be addressed, including a growing national debt, a weaker U.S. dollar, and the potential for significantly higher inflation when a recovery eventually takes hold.

U.S. Stock Index Returns
For the six months ended December 31, 2009*
Russell 1000 Index (Large-Cap)	23.11%	Russell 2000 Index (Small-Cap)	23.90%
Russell 1000 Value Index	23.23%	Russell 2000 Value Index	27.15%
Russell 1000 Growth Index	23.03%	Russell 2000 Growth Index	20.75%
Russell Midcap Index	27.76%
Russell Midcap Value Index	30.05%
Russell Midcap Growth Index	25.45%
*Total returns for periods less than one year are not annualized.

3

Performance

NT Equity Growth

Total Returns as of December 31, 2009
				Average
				Annual Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Institutional Class	ACLEX	20.81%	20.34%	-2.91%	5/12/06
S&P 500 Index	—	22.59%(2)	26.46%(2)	-1.84%	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

NT Equity Growth

One-Year Returns Over Life of Class
Periods ended December 31
	2006*	2007	2008	2009
Institutional Class	9.47%	3.57%	-34.17%	20.34%
S&P 500 Index	11.18%	5.49%	-37.00%	26.46%
*From 5/12/06, the Institutional Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 2008 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

NT Equity Growth

Portfolio Managers: Bill Martin and Tom Vaiana

Performance Summary

NT Equity Growth returned 20.81%* for the six months ended December 31, 2009, compared with the 22.59% return of its benchmark, the S&P 500 Index.

NT Equity Growth enjoyed a double-digit gain for the six-month period, reflecting the sizable advance in the broad U.S. equity market. The most economically sensitive sectors of the portfolio fared best; in particular, the fund’s information technology and consumer discretionary holdings gained more than 25% as a group.

Despite the fund’s robust absolute return, however, it failed to keep pace with the performance of the S&P 500. The primary driver of fund performance was individual stock selection, and this had a negative impact on performance compared with the index during the six months.

Health Care and Utilities Underperformed

The fund’s health care and utilities holdings contributed the most to its underperformance of the S&P 500 for the six-month period. The bulk of the underperformance in the health care sector resulted from stock selection among pharmaceutical firms and health care equipment makers. Drug maker Eli Lilly fell as two of its top-selling medications faced patent expiration, while biotechnology firm Amgen declined amid weaker sales of its flagship medication and delays in FDA approvals for several of its existing products to be used in other indications.

In the utilities sector, independent power producers were responsible for virtually all of the underperformance. The largest individual detractors in this sector included independent power producers NRG Energy, which tumbled after higher operating costs resulting from unplanned power outages led to weaker-than-expected earnings, and Mirant, which saw its profits decline sharply amid losses on hedging against rising commodity prices. Another notable detractor was electric and gas utility Public Service Enterprise Group, which operates primarily in the mid-Atlantic region and struggled with falling demand for power.

Industrials and Financials Detracted

The portfolio’s industrials and financials holdings also underperformed their counterparts in the index. Stock choices among aerospace and defense companies and an underweight position in industrial conglomerates hurt the most in the industrials sector. Construction and engineering firm Fluor, which primarily serves the oil and gas industry, slumped as the economic downturn caused a slowdown in new projects. Aerospace and defense contractor Alliant Techsystems was weighed down by concerns about the company’s rocket engine development for NASA.

In the financials sector, missed opportunities among consumer finance companies and real estate investment trusts had the biggest negative impact on relative results. For example, optimism about improving consumer

*Total returns for periods less than one year are not annualized.

6

NT Equity Growth

spending provided a lift to credit card companies such as American Express and Capital One Financial, both of which were not represented in the portfolio during the six-month period.

Technology and Energy Outperformed

On the positive side, stock selection in the consumer staples, information technology, and energy sectors added value versus the S&P 500 for the six months. Underweight positions in beverage makers and food and staples retailers, including snack and beverage company PepsiCo and drug store chain CVS Caremark, produced much of the outperformance in the consumer staples sector.

Computer hardware producers delivered all of the outperformance in the technology sector, led by disk drive makers Seagate Technology and Western Digital. Both companies reported strong earnings and upbeat sales outlooks as the dramatic growth in online downloading and social networking stoked demand for larger and larger hard drives. Increased demand for solid-state drives using flash memory also provided a lift to these two stocks.

Sector allocation was largely responsible for the outperformance in the energy sector. We held an overweight position in energy equipment and services companies and a corresponding underweight position in energy producers. This proved valuable as equipment and services stocks outperformed the producers during the period. The top contributor in this sector was coal producer Alpha Natural Resources, which benefited from increased demand for metallurgical coal (used in steelmaking).

Other notable contributors in the portfolio included auto parts maker TRW Automotive, surgical systems manufacturer Intuitive Surgical, and fertilizer producer Terra Industries. TRW Automotive reported robust earnings, benefiting from improving demand and a lower cost structure; Intuitive Surgical exceeded earnings expectations thanks to upgrades and increased usage of its da Vinci robotic surgical system; and Terra Industries rallied amid a takeover attempt by competitor CF Industries Holdings.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

We intend to continue emphasizing our valuation factors in managing the portfolio. Valuation spreads—the gap between the most attractively valued and least attractively valued segments of the market—have narrowed after reaching historically high levels in early 2009. Nonetheless, valuation spreads are still at levels that typically produce positive returns from a tilt toward valuation.

7

NT Equity Growth

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Exxon Mobil Corp.	3.6%	4.3%
International Business Machines Corp.	2.5%	2.3%
Johnson & Johnson	2.5%	2.6%
Microsoft Corp.	2.5%	2.3%
Apple, Inc.	2.2%	1.7%
JPMorgan Chase & Co.	2.0%	1.9%
AT&T, Inc.	1.8%	1.9%
Google, Inc., Class A	1.8%	1.3%
Procter & Gamble Co. (The)	1.8%	1.9%
Cisco Systems, Inc.	1.6%	1.5%

NT Equity Growth’s Five Largest Overweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Financial Select Sector SPDR Fund	0.90%	—
Amgen, Inc.	1.36%	0.58%
SPDR Dow Jones REIT Fund	0.78%	—
Constellation Energy Group, Inc.	0.85%	0.07%
International Business Machines Corp.	2.50%	1.73%

NT Equity Growth’s Five Largest Underweights as of December 31, 2009
	% of	% of
	net assets	S&P 500 Index
Merck & Co., Inc.	0.15%	1.12%
Philip Morris International, Inc.	—	0.92%
General Electric Co.	0.80%	1.62%
PepsiCo, Inc.	0.27%	0.96%
United Technologies Corp.	—	0.66%

8

Performance

NT Small Company

Total Returns as of December 31, 2009
				Average
				Annual Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Institutional Class	ACLOX	23.67%	20.18%	-9.80%	5/12/06
S&P SmallCap 600 Index	—	24.73%(2)	25.57%(2)	-2.91%	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

9

NT Small Company

One-Year Returns Over Life of Class
Periods ended December 31
	2006*	2007	2008	2009
Institutional Class	-1.78%	-5.83%	-38.20%	20.18%
S&P SmallCap 600 Index	4.08%	-0.30%	-31.07%	25.57%
*From 5/12/06, the Institutional Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 2008 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index to position are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

10

Portfolio Commentary

NT Small Company

Portfolio Managers: Matti Von Turk, Tom Vaiana, Brian Ertley, and Melissa Fong

Performance Summary

NT Small Company returned 23.67%* for the six months ended December 31, 2009, compared with the 24.73% return of its benchmark, the S&P SmallCap 600 Index.

NT Small Company enjoyed a gain of more than 20% for the six-month period, reflecting the sizable advance in the broad U.S. equity market. The most economically sensitive sectors fared the best; in particular, the fund’s energy and materials holdings gained more than 30% as a group.

Despite the fund’s robust absolute return, however, it modestly trailed the performance of its benchmark, the S&P SmallCap 600 Index. The primary driver of fund performance was individual stock selection, and this had a negative impact on performance compared with the index during the six months.

Financials Detracted

The fund’s underperformance versus the S&P SmallCap 600 Index resulted primarily from stock selection in the financials sector. In particular, security selection among capital markets firms and an underweight position in real estate–related stocks were responsible for the bulk of the underperformance in this sector.

The most notable detractor among financial stocks, and for the portfolio as a whole, was asset manager Calamos Asset Management, which slumped after the company reported disappointing earnings during the period. Tepid cash inflows into stock funds, which comprise the bulk of the assets under management at Calamos, led to the earnings shortfall. Most of the other meaningful detractors in the financials sector were missed opportunities, primarily among real estate investment trusts such as Entertainment Properties Trust, which owns movie theatres and other entertainment properties, and LaSalle Hotel Properties, which owns upscale and luxury hotels. Both companies rallied sharply during the period, benefiting from a more promising outlook as the economic environment improved.

Materials and Consumer Staples Underperformed

The portfolio’s materials and consumer staples holdings also underperformed their counterparts in the benchmark index during the period. Stock selection among metals and mining companies and an underweight position in paper and forest products manufacturers generated much of the underperformance in the materials sector. Salt producer Compass Minerals International slumped amid concerns about the company’s debt load.

In the consumer staples sector, stock choices among food and staples retailers detracted the most. Farm products maker The Andersons was the most significant detractor in this sector, falling on a weak profit report resulting from declining demand for fertilizer.

*Total returns for periods less than one year are not annualized.

11

NT Small Company

Other notable decliners included electronic equipment manufacturer Synaptics and industrial equipment producer Chart Industries. Synaptics, which makes touch-screens for smartphones and other consumer electronics, lowered earning forecasts for the upcoming fiscal year, leading to a series of analyst downgrades that weighed on the stock. Chart Industries, which makes storage equipment for industrial gases, declined as sales were negatively impacted by continued weakness in the manufacturing sector.

Energy and Health Care Added Value

Stock selection was most successful in the energy and health care sectors of the portfolio. Energy was the best-performing sector in the S&P SmallCap 600 Index, but the fund’s energy stocks fared even better, returning more than 50% for the six-month period. An overweight position in oil and gas producers and stock selection among energy equipment and services providers were responsible for the outperformance in this sector. The top contributor was coal producer Alpha Natural Resources, which benefited from increased demand for metallurgical coal (used in steelmaking). Contract oil and gas driller Unit Corp., another strong contributor, reported earnings that exceeded expectations by a wide margin, kept operating expenses in check, and strengthened its balance sheet.

In the health care sector, stock selection among health care equipment makers and an underweight position in health care technology firms contributed the bulk of the outperformance. The best contributor in this sector was drug maker Medicis Pharmaceuticals, which makes dermatological products. Strong sales of the company’s acne medications and non-wrinkle treatments helped boost profits for Medicis.

Other top contributors included fabric store chain Jo-Ann Stores, which advanced as the company reported better-than-expected earnings and strengthened its balance sheet, and car rental agency Dollar Thrifty Automotive Group, which also reported solid earnings thanks to cost-cutting and debt reductions. Specialty chemicals maker Solutia, which has significant exposure to the automotive industry, rallied as demand improved and the company lowered costs.

A Look Ahead

The last 12 months have seen a dramatic change in the economic and financial environment. As 2009 began, we were facing a severe economic downturn and fears of a global market meltdown. As we move into 2010, those fears have largely subsided, and investors are now gauging the resiliency and staying power of the nascent economic recovery. While we believe the worst of the financial and economic problems are behind us, the economy remains relatively weak. With corporations continuing to cut costs and individuals working toward reducing their debt levels, any recovery in the coming year is likely to be muted.

12

NT Small Company

Top Ten Holdings as of December 31, 2009
	% of net assets	% of net assets
	as of 12/31/09	as of 6/30/09
Rock-Tenn Co., Class A	1.5%	1.4%
Skyworks Solutions, Inc.	1.3%	1.0%
EMCOR Group, Inc.	1.2%	1.0%
New Jersey Resources Corp.	1.1%	0.6%
Jo-Ann Stores, Inc.	1.1%	0.6%
Alpha Natural Resources, Inc.	1.0%	0.8%
Equity LifeStyle Properties, Inc.	1.0%	0.8%
Gardner Denver, Inc.	1.0%	0.7%
Cypress Semiconductor Corp.	0.9%	0.8%
Taubman Centers, Inc.	0.9%	0.9%

NT Small Company’s Five Largest Overweights as of December 31, 2009
	% of	% of S&P
	net assets	SmallCap 600 Index
Alpha Natural Resources, Inc.	0.99%	—
Equity LifeStyle Properties, Inc.	0.98%	—
Rock-Tenn Co., Class A	1.46%	0.49%
Taubman Centers, Inc.	0.94%	—
Dollar Thrifty Automotive Group, Inc.	0.93%	—

NT Small Company’s Five Largest Underweights as of December 31, 2009
	% of	% of S&P
	net assets	SmallCap 600 Index
MEDNAX, Inc.	—	0.70%
Varian Semiconductor Equipment Associates, Inc.	—	0.66%
Piedmont Natural Gas Co., Inc.	—	0.49%
Concur Technologies, Inc.	—	0.45%
Stifel Financial Corp.	—	0.45%

13

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	7/1/09	12/31/09	7/1/09 – 12/31/09	Expense Ratio*
NT Equity Growth — Institutional Class
Actual	$1,000	$1,208.10	$2.73	0.49%
Hypothetical	$1,000	$1,022.74	$2.50	0.49%
NT Small Company — Institutional Class
Actual	$1,000	$1,236.70	$3.89	0.69%
Hypothetical	$1,000	$1,021.73	$3.52	0.69%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

15

Schedule of Investments

NT Equity Growth

DECEMBER 31, 2009 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 99.2%			Morgan Stanley	68,370	$ 2,023,752
			TD Ameritrade Holding Corp.(1)	24,248	469,926
AEROSPACE & DEFENSE — 1.5%
Goodrich Corp.	13,499	$ 867,311			9,978,685
L-3 Communications			CHEMICALS — 1.6%
Holdings, Inc.	6,354	552,480	CF Industries Holdings, Inc.	10,812	981,513
Northrop Grumman Corp.	11,378	635,462	Eastman Chemical Co.	5,854	352,645
Raytheon Co.	39,535	2,036,843	Huntsman Corp.	103,392	1,167,296
		4,092,096	OM Group, Inc.(1)	8,983	281,976
AIR FREIGHT & LOGISTICS — 1.0%			Terra Industries, Inc.	27,963	900,129
C.H. Robinson Worldwide, Inc.	5,477	321,664	Valspar Corp.	15,977	433,616
FedEx Corp.	8,056	672,273	W.R. Grace & Co.(1)	6,534	165,637
United Parcel Service, Inc.,					4,282,812
Class B	29,050	1,666,599	COMMERCIAL BANKS — 2.5%
		2,660,536	Bank of Montreal	6,570	348,736
AIRLINES — 0.2%			Canadian Imperial
Copa Holdings SA, Class A	2,134	116,239	Bank of Commerce	2,458	158,836
Southwest Airlines Co.	38,046	434,866	Toronto-Dominion Bank (The)	32,499	2,038,337
		551,105	U.S. Bancorp.	17,180	386,722
AUTO COMPONENTS — 1.2%			Valley National Bancorp.	12,526	176,992
Gentex Corp.	45,920	819,672	Wells Fargo & Co.	139,940	3,776,981
TRW Automotive					6,886,604
Holdings Corp.(1)	63,093	1,506,661	COMMERCIAL SERVICES & SUPPLIES(2)
WABCO Holdings, Inc.	42,070	1,084,985	Waste Management, Inc.	419	14,166
		3,411,318	COMMUNICATIONS EQUIPMENT — 3.4%
BEVERAGES — 2.0%			Ciena Corp.(1)	21,465	232,681
Coca-Cola Co. (The)	56,725	3,233,325	Cisco Systems, Inc.(1)	186,359	4,461,434
Coca-Cola Enterprises, Inc.	69,267	1,468,460	CommScope, Inc.(1)	9,064	240,468
PepsiCo, Inc.	12,411	754,589	Harris Corp.	4,289	203,942
		5,456,374	Palm, Inc.(1)	14,199	142,558
BIOTECHNOLOGY — 2.3%
			Plantronics, Inc.	10,280	267,074
Amgen, Inc.(1)	66,116	3,740,182
			Polycom, Inc.(1)	11,744	293,248
Biogen Idec, Inc.(1)	5,878	314,473
			QUALCOMM, Inc.	62,750	2,902,815
Celgene Corp.(1)	11,695	651,177
			Research In Motion Ltd.(1)	6,330	427,528
Gilead Sciences, Inc.(1)	34,513	1,493,723
			Tellabs, Inc.(1)	32,541	184,833
		6,199,555			9,356,581
BUILDING PRODUCTS — 0.2%			COMPUTERS & PERIPHERALS — 4.4%
Masco Corp.	38,153	526,893	Apple, Inc.(1)	29,177	6,152,262
CAPITAL MARKETS — 3.6%
			EMC Corp.(1)	34,427	601,440
Bank of New York
Mellon Corp. (The)	48,278	1,350,336	Hewlett-Packard Co.	37,271	1,919,829
BlackRock, Inc.	4,078	946,912	NCR Corp.(1)	32,026	356,450
Blackstone Group LP (The)	57,549	755,043	SanDisk Corp.(1)	19,976	579,104
Federated Investors, Inc., Class B	22,061	606,677	Seagate Technology	71,521	1,300,967
Fortress Investment			Western Digital Corp.(1)	24,372	1,076,024
Group LLC, Class A(1)	114,915	511,372			11,986,076
Goldman Sachs Group, Inc. (The)	19,632	3,314,667

16

NT Equity Growth

	Shares	Value		Shares	Value
CONSTRUCTION & ENGINEERING — 0.7%			Oil States International, Inc.(1)	13,545	$ 532,183
EMCOR Group, Inc.(1)	25,734	$ 692,244	Schlumberger Ltd.	19,110	1,243,870
Fluor Corp.	21,318	960,163	Transocean Ltd.(1)	4,797	397,192
Shaw Group, Inc. (The)(1)	4,635	133,256			4,972,918
URS Corp.(1)	5,592	248,956	FOOD & STAPLES RETAILING — 1.9%
		2,034,619	SUPERVALU, INC.	26,620	338,340
CONSUMER FINANCE(2)			SYSCO Corp.	81,414	2,274,707
Discover Financial Services	8,465	124,520	Wal-Mart Stores, Inc.	51,330	2,743,589
CONTAINERS & PACKAGING — 0.7%					5,356,636
Pactiv Corp.(1)	49,170	1,186,964	FOOD PRODUCTS — 1.9%
Rock-Tenn Co., Class A	11,379	573,615	Archer-Daniels-Midland Co.	39,615	1,240,345
Silgan Holdings, Inc.	821	47,520	ConAgra Foods, Inc.	61,177	1,410,130
Sonoco Products Co.	6,353	185,825	Dean Foods Co.(1)	12,345	222,704
		1,993,924	Fresh Del Monte Produce, Inc.(1)	2,138	47,250
DIVERSIFIED FINANCIAL SERVICES — 3.6%			General Mills, Inc.	2,380	168,528
Bank of America Corp.	249,877	3,763,148	Hershey Co. (The)	4,781	171,112
Citigroup, Inc.	198,374	656,618	J.M. Smucker Co. (The)	17,567	1,084,762
JPMorgan Chase & Co.	129,472	5,395,098	Kraft Foods, Inc., Class A	27,156	738,100
		9,814,864	Lancaster Colony Corp.	4,726	234,882
DIVERSIFIED TELECOMMUNICATION					5,317,813
SERVICES — 2.5%			GAS UTILITIES — 0.1%
AT&T, Inc.	178,228	4,995,731	New Jersey Resources Corp.	5,897	220,548
Verizon Communications, Inc.	57,488	1,904,577	UGI Corp.	5,579	134,956
		6,900,308			355,504
ELECTRIC UTILITIES — 1.2%			HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Entergy Corp.	17,009	1,392,017	Becton, Dickinson & Co.	6,286	495,714
Exelon Corp.	10,168	496,910	C.R. Bard, Inc.	24,725	1,926,077
FPL Group, Inc.	24,409	1,289,283	Gen-Probe, Inc.(1)	1,739	74,603
		3,178,210	Hospira, Inc.(1)	2,979	151,929
ELECTRICAL EQUIPMENT — 0.4%			Intuitive Surgical, Inc.(1)	1,015	307,870
Cooper Industries plc, Class A	7,771	331,355	Medtronic, Inc.	17,096	751,882
GrafTech International Ltd.(1)	41,011	637,721
			St. Jude Medical, Inc.(1)	10,318	379,496
		969,076	STERIS Corp.	21,375	597,859
ELECTRONIC EQUIPMENT, INSTRUMENTS &					4,685,430
COMPONENTS — 0.8%
			HEALTH CARE PROVIDERS & SERVICES — 3.9%
Arrow Electronics, Inc.(1)	22,807	675,315
			Cardinal Health, Inc.	59,338	1,913,057
Celestica, Inc.(1)	96,562	911,545
			Coventry Health Care, Inc.(1)	39,819	967,204
Molex, Inc.	9,131	196,773
			HealthSouth Corp.(1)	7,537	141,469
Tech Data Corp.(1)	7,424	346,404
			Henry Schein, Inc.(1)	925	48,655
		2,130,037
			Humana, Inc.(1)	51,383	2,255,200
ENERGY EQUIPMENT & SERVICES — 1.8%
			Magellan Health Services, Inc.(1)	9,039	368,158
ENSCO International plc ADR	12,198	487,188
Halliburton Co.	41,043	1,234,984	Medco Health Solutions, Inc.(1)	22,004	1,406,276
Helix Energy Solutions			UnitedHealth Group, Inc.	42,562	1,297,290
Group, Inc.(1)	1,540	18,095	WellCare Health Plans, Inc.(1)	23,663	869,852
National Oilwell Varco, Inc.	23,131	1,019,846	WellPoint, Inc.(1)	23,144	1,349,064
Noble Corp.	972	39,560			10,616,225

17

NT Equity Growth

Shares		Value		Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.2%			INTERNET SOFTWARE & SERVICES — 2.0%
McDonald’s Corp.	28,723	$ 1,793,464	AOL, Inc.(1)	8,228	$ 191,548
Panera Bread Co., Class A(1)	16,360	1,095,629	Google, Inc., Class A(1)	7,842	4,861,883
WMS Industries, Inc.(1)	10,473	418,920	Sohu.com, Inc.(1)	3,858	220,986
		3,308,013	VeriSign, Inc.(1)	7,814	189,412
HOUSEHOLD DURABLES — 1.0%					5,463,829
Harman International			IT SERVICES — 4.0%
Industries, Inc.	22,914	808,406	Affiliated Computer
NVR, Inc.(1)	2,566	1,823,682	Services, Inc., Class A(1)	7,591	453,107
		2,632,088	Convergys Corp.(1)	52,188	561,021
HOUSEHOLD PRODUCTS — 2.7%			Global Payments, Inc.	12,404	668,079
Clorox Co.	6,685	407,785	International Business
Colgate-Palmolive Co.	7,787	639,702	Machines Corp.	52,557	6,879,711
Kimberly-Clark Corp.	22,593	1,439,400	NeuStar, Inc., Class A(1)	5,707	131,489
Procter & Gamble Co. (The)	79,707	4,832,635	SAIC, Inc.(1)	26,657	504,884
		7,319,522	Visa, Inc., Class A	3,105	271,563
INDEPENDENT POWER PRODUCERS &			Western Union Co. (The)	79,742	1,503,137
ENERGY TRADERS — 1.6%					10,972,991
Constellation Energy Group, Inc.	66,292	2,331,490	LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mirant Corp.(1)	72,111	1,101,135	Polaris Industries, Inc.	11,921	520,113
NRG Energy, Inc.(1)	43,535	1,027,861	LIFE SCIENCES TOOLS & SERVICES — 0.7%
		4,460,486	Bruker Corp.(1)	66,973	807,694
INDUSTRIAL CONGLOMERATES — 1.7%			Millipore Corp.(1)	16,423	1,188,204
3M Co.	22,124	1,828,991			1,995,898
Carlisle Cos., Inc.	16,454	563,714	MACHINERY — 1.6%
General Electric Co.	146,158	2,211,371	AGCO Corp.(1)	16,731	541,080
		4,604,076	Caterpillar, Inc.	8,226	468,800
INSURANCE — 3.3%			Cummins, Inc.	14,047	644,195
ACE Ltd.(1)	9,029	455,062	Dover Corp.	2,031	84,510
Allied World Assurance Co.			Graco, Inc.	18,794	536,945
Holdings Ltd.	15,592	718,323	Joy Global, Inc.	13,172	679,543
American Financial Group, Inc.	45,457	1,134,152	Kennametal, Inc.	9,968	258,371
Aspen Insurance Holdings Ltd.	10,443	265,774	Lincoln Electric Holdings, Inc.	10,492	560,902
Berkshire Hathaway, Inc.,
Class A(1)	11	1,091,200	Navistar International Corp.(1)	7,342	283,768
Chubb Corp. (The)	17,892	879,929	Timken Co.	18,229	432,210
CNA Financial Corp.(1)	23,827	571,848			4,490,324
Endurance Specialty			MEDIA — 2.3%
Holdings Ltd.	18,463	687,378	CBS Corp., Class B	4,109	57,731
MetLife, Inc.	13,915	491,895	Comcast Corp., Class A	142,717	2,406,209
Prudential Financial, Inc.	45,125	2,245,420	Marvel Entertainment, Inc.(1)	11,100	600,288
Travelers Cos., Inc. (The)	11,964	596,525	Scripps Networks
		9,137,506	Interactive, Inc., Class A	14,708	610,382
INTERNET & CATALOG RETAIL — 0.6%			Time Warner, Inc.	91,591	2,668,962
Amazon.com, Inc.(1)	7,227	972,176			6,343,572
Netflix, Inc.(1)	13,749	758,120
		1,730,296

18

NT Equity Growth

	Shares	Value		Shares	Value
METALS & MINING — 0.9%			Endo Pharmaceuticals
Cliffs Natural Resources, Inc.	11,125	$ 512,751	Holdings, Inc.(1)	16,781	$ 344,178
Freeport-McMoRan			Forest Laboratories, Inc.(1)	28,525	915,938
Copper & Gold, Inc.(1)	7,426	596,234	Johnson & Johnson	105,709	6,808,717
Reliance Steel & Aluminum Co.	15,310	661,698	King Pharmaceuticals, Inc.(1)	41,700	511,659
Schnitzer Steel Industries, Inc.,			Merck & Co., Inc.	11,539	421,635
Class A	9,630	459,351	Pfizer, Inc.	154,554	2,811,337
Worthington Industries, Inc.	25,340	331,194	Valeant Pharmaceuticals
		2,561,228	International(1)	26,757	850,605
MULTILINE RETAIL — 0.7%					17,770,069
Big Lots, Inc.(1)	37,293	1,080,751	PROFESSIONAL SERVICES — 0.2%
Dollar Tree, Inc.(1)	9,539	460,734	Manpower, Inc.	7,339	400,563
Family Dollar Stores, Inc.	14,545	404,787	Watson Wyatt Worldwide, Inc.,
Sears Holdings Corp.(1)	561	46,816	Class A	4,883	232,040
		1,993,088			632,603
MULTI-INDUSTRY — 0.9%			REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Financial Select Sector			Host Hotels & Resorts, Inc.(1)	14,698	171,526
SPDR Fund	171,805	2,472,274	Public Storage	1,203	97,984
MULTI-UTILITIES — 1.7%			Simon Property Group, Inc.	3,596	286,961
DTE Energy Co.	30,251	1,318,641	SPDR Dow Jones REIT Fund	43,660	2,148,508
Integrys Energy Group, Inc.	26,182	1,099,382			2,704,979
Public Service Enterprise			ROAD & RAIL — 1.0%
Group, Inc.	70,393	2,340,568	Burlington Northern
		4,758,591	Santa Fe Corp.	7,151	705,232
OIL, GAS & CONSUMABLE FUELS — 8.7%			CSX Corp.	10,665	517,146
Anadarko Petroleum Corp.	15,229	950,594	Norfolk Southern Corp.	9,765	511,881
Apache Corp.	13,155	1,357,201	Union Pacific Corp.	16,306	1,041,953
Chevron Corp.	45,180	3,478,408			2,776,212
ConocoPhillips	43,406	2,216,744	SEMICONDUCTORS & SEMICONDUCTOR
Exxon Mobil Corp.	143,445	9,781,515	EQUIPMENT — 3.1%
Frontier Oil Corp.	26,549	319,650	Applied Materials, Inc.	53,925	751,715
McMoRan Exploration Co.(1)	32,494	260,602	Broadcom Corp., Class A(1)	20,125	632,931
Murphy Oil Corp.	18,677	1,012,293	Cypress Semiconductor Corp.(1)	28,143	297,190
Occidental Petroleum Corp.	27,330	2,223,295	Intel Corp.	124,450	2,538,780
Peabody Energy Corp.	20,884	944,166	LSI Corp.(1)	77,591	466,322
Tesoro Corp.	12,774	173,088	Marvell Technology Group Ltd.(1)	11,975	248,481
Valero Energy Corp.	5,277	88,390	ON Semiconductor Corp.(1)	32,151	283,250
World Fuel Services Corp.	37,397	1,001,866	Skyworks Solutions, Inc.(1)	87,888	1,247,131
		23,807,812	Tessera Technologies, Inc.(1)	8,056	187,463
PAPER & FOREST PRODUCTS — 0.1%			Texas Instruments, Inc.	61,625	1,605,947
International Paper Co.	8,215	219,998	Xilinx, Inc.	13,530	339,062
PERSONAL PRODUCTS — 0.3%					8,598,272
Mead Johnson Nutrition Co.,			SOFTWARE — 4.1%
Class A	17,102	747,357	Adobe Systems, Inc.(1)	14,401	529,669
PHARMACEUTICALS — 6.5%			Microsoft Corp.	220,708	6,729,387
Abbott Laboratories	40,008	2,160,032	Oracle Corp.	57,281	1,405,676
Eli Lilly & Co.	82,497	2,945,968	Quest Software, Inc.(1)	11,556	212,630

19

NT Equity Growth

	Shares	Value		Shares	Value
Sybase, Inc.(1)	32,026	$ 1,389,929	Temporary Cash Investments — 0.8%
Symantec Corp.(1)	25,351	453,529	JPMorgan U.S. Treasury
Synopsys, Inc.(1)	21,400	476,792	Plus Money Market Fund
		11,197,612	Agency Shares	97,819	$ 97,819
SPECIALTY RETAIL — 1.5%			Repurchase Agreement, Bank of America
AutoZone, Inc.(1)	707	111,755	Securities, LLC, (collateralized by various
			U.S. Treasury obligations, 2.375%, 10/31/14,
Gap, Inc. (The)	68,425	1,433,504	valued at $2,132,819), in a joint trading
RadioShack Corp.	8,050	156,975	account at 0.01%, dated 12/31/09, due
Ross Stores, Inc.	43,328	1,850,539	1/4/10 (Delivery value $2,100,002)		2,100,000
Sherwin-Williams Co. (The)	10,463	645,044	TOTAL TEMPORARY
			CASH INVESTMENTS
		4,197,817	(Cost $2,197,819)		2,197,819
TEXTILES, APPAREL & LUXURY GOODS — 0.5%			TOTAL INVESTMENT
Jones Apparel Group, Inc.	6,325	101,579	SECURITIES — 100.0%
Liz Claiborne, Inc.(1)	44,293	249,370	(Cost $234,123,341)		274,710,679
Polo Ralph Lauren Corp.	11,020	892,400	OTHER ASSETS AND LIABILITIES(2)		(2,170)
		1,243,349	TOTAL NET ASSETS — 100.0%		$274,708,509
TOTAL COMMON STOCKS
(Cost $231,925,522)		272,512,860

Notes to Schedule of Investments
ADR = American Depositary Receipt
SPDR = Standard & Poor’s Depositary Receipts
(1) Non-income producing.
(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

20

NT Small Company

DECEMBER 31, 2009 (UNAUDITED)
Shares		Value		Shares	Value
Common Stocks — 99.6%			CAPITAL MARKETS — 1.7%
			Calamos Asset Management,
AEROSPACE & DEFENSE — 2.4%			Inc., Class A	25,205	$ 290,614
American Science &			Evercore Partners, Inc., Class A	1,819	55,298
Engineering, Inc.	1,328	$ 100,715
Applied Signal Technology, Inc.	3,223	62,172	Investment Technology
			Group, Inc.(1)	12,656	249,323
Ceradyne, Inc.(1)	2,067	39,707
			LaBranche & Co., Inc.(1)	1,610	4,572
Cubic Corp.	8,479	316,267	NGP Capital Resources Co.	1,681	13,667
DynCorp International, Inc.,			optionsXpress Holdings, Inc.	18,939	292,608
Class A(1)	5,792	83,115
Esterline Technologies Corp.(1)	3,460	141,064	SWS Group, Inc.	7,514	90,919
			TradeStation Group, Inc.(1)	22,061	174,061
GenCorp, Inc.(1)	10,481	73,367
					1,171,062
Moog, Inc., Class A(1)	6,790	198,472
			CHEMICALS — 2.6%
Orbital Sciences Corp.(1)	13,988	213,457
			A. Schulman, Inc.	14,841	299,491
TransDigm Group, Inc.	3,994	189,675	Innophos Holdings, Inc.	8,292	190,633
Triumph Group, Inc.	4,193	202,312	Koppers Holdings, Inc.	20,053	610,413
		1,620,323	Minerals Technologies, Inc.	662	36,059
AIR FREIGHT & LOGISTICS — 0.3%			OM Group, Inc.(1)	7,011	220,075
Hub Group, Inc., Class A(1)	8,395	225,238
			Scotts Miracle-Gro Co. (The),
AIRLINES — 0.2%			Class A	1,034	40,647
SkyWest, Inc.	9,466	160,165	Solutia, Inc.(1)	27,058	343,637
AUTO COMPONENTS — 0.8%					1,740,955
Hawk Corp., Class A(1)	12,094	212,975	COMMERCIAL BANKS — 5.5%
Spartan Motors, Inc.	6,216	34,996	Bank of Hawaii Corp.	7,372	346,926
Standard Motor Products, Inc.(1)	2,855	24,325	Boston Private Financial
TRW Automotive			Holdings, Inc.	11,765	67,884
Holdings Corp.(1)	5,908	141,083	City National Corp.	2,314	105,518
WABCO Holdings, Inc.	5,955	153,579	Columbia Banking System, Inc.	4,055	65,610
		566,958	Community Bank System, Inc.	8,341	161,065
BIOTECHNOLOGY — 1.1%			CVB Financial Corp.	12,131	104,812
Celldex Therapeutics, Inc.(1)	2,726	12,758	First Midwest Bancorp., Inc.	7,106	77,384
Cubist Pharmaceuticals, Inc.(1)	16,995	322,395	Hancock Holding Co.	4,714	206,426
Emergent Biosolutions, Inc.(1)	4,057	55,134	Nara Bancorp., Inc.(1)	5,492	62,279
Enzon Pharmaceuticals, Inc.(1)	7,973	83,956	NBT Bancorp., Inc.	8,099	164,977
Martek Biosciences Corp.(1)	13,213	250,254	PacWest Bancorp.	2,624	52,874
QLT, Inc.(1)	8,082	40,087	Prosperity Bancshares, Inc.	11,522	466,295
		764,584	Signature Bank(1)	7,730	246,587
BUILDING PRODUCTS — 1.0%			Southwest Bancorp., Inc.	1,081	7,502
Apogee Enterprises, Inc.	13,832	193,648	Sterling Bancshares, Inc.	17,871	91,678
Gibraltar Industries, Inc.(1)	11,815	185,850	SVB Financial Group(1)	7,791	324,807
NCI Building Systems, Inc.(1)	2,411	4,364	TCF Financial Corp.	6,233	84,894
Simpson Manufacturing Co., Inc.	7,271	195,517	Tompkins Financial Corp.	1,570	63,585
Universal Forest Products, Inc.	1,830	67,362	Trustmark Corp.	3,693	83,240
		646,741	UMB Financial Corp.	8,589	337,977

21

NT Small Company

	Shares	Value		Shares	Value
Umpqua Holdings Corp.	15,120	$ 202,759	CONTAINERS & PACKAGING — 1.6%
United Bankshares, Inc.	4,116	82,197	AEP Industries, Inc.(1)	537	$ 20,557
Valley National Bancorp.	11,734	165,801	Rock-Tenn Co., Class A	19,586	987,330
Westamerica Bancorp.	1,823	100,940	Silgan Holdings, Inc.	1,833	106,094
Wilshire Bancorp., Inc.	4,523	37,043			1,113,981
		3,711,060	DIVERSIFIED CONSUMER SERVICES — 1.1%
COMMERCIAL SERVICES & SUPPLIES — 1.2%			Capella Education Co.(1)	4,486	337,796
ABM Industries, Inc.	9,585	198,026	Hillenbrand, Inc.	13,369	251,872
APAC Customer Services, Inc.(1)	5,180	30,873	Pre-Paid Legal Services, Inc.(1)	2,027	83,269
ATC Technology Corp.(1)	9,213	219,730	Universal Technical
PRG-Schultz International, Inc.(1)	6,906	40,814	Institute, Inc.(1)	4,883	98,636
Tetra Tech, Inc.(1)	10,857	294,985			771,573
Waste Services, Inc.(1)	2,016	18,366	DIVERSIFIED FINANCIAL SERVICES — 0.3%
		802,794	Interactive Brokers Group, Inc.,
			Class A(1)	10,277	182,108
COMMUNICATIONS EQUIPMENT — 2.3%			DIVERSIFIED TELECOMMUNICATION
Arris Group, Inc.(1)	31,942	365,097	SERVICES — 0.1%
Blue Coat Systems, Inc.(1)	7,620	217,475	Neutral Tandem, Inc.(1)	3,774	85,858
Comtech Telecommunications			ELECTRIC UTILITIES — 0.7%
Corp.(1)	6,466	226,633
			Central Vermont Public
Harmonic, Inc.(1)	24,148	152,857	Service Corp.	1,996	41,517
InterDigital, Inc.(1)	5,982	158,762	Maine & Maritimes Corp.	1,271	44,231
Oplink Communications, Inc.(1)	1,603	26,273	UIL Holdings Corp.	1,864	52,341
PC-Tel, Inc.(1)	4,575	27,084	UniSource Energy Corp.	9,578	308,316
Seachange International, Inc.(1)	582	3,824			446,405
Sierra Wireless, Inc.(1)	10,179	107,897	ELECTRICAL EQUIPMENT — 1.6%
Symmetricom, Inc.(1)	11,664	60,653	Acuity Brands, Inc.	3,093	110,234
Tekelec(1)	13,108	200,290	AZZ, Inc.(1)	2,190	71,613
Tollgrade Communications, Inc.(1)	752	4,595	EnerSys(1)	5,955	130,236
		1,551,440	GrafTech International Ltd.(1)	14,634	227,559
COMPUTERS & PERIPHERALS — 0.9%			Hubbell, Inc., Class B	4,169	197,194
Novatel Wireless, Inc.(1)	10,438	83,191	Powell Industries, Inc.(1)	2,649	83,523
Synaptics, Inc.(1)	16,264	498,491	Thomas & Betts Corp.(1)	7,455	266,814
		581,682			1,087,173
CONSTRUCTION & ENGINEERING — 2.0%			ELECTRONIC EQUIPMENT, INSTRUMENTS &
Comfort Systems USA, Inc.	9,773	120,599	COMPONENTS — 4.0%
			Benchmark Electronics, Inc.(1)	25,594	483,983
EMCOR Group, Inc.(1)	30,905	831,344
			Brightpoint, Inc.(1)	13,031	95,778
Insituform Technologies, Inc.,
Class A(1)	7,533	171,150	Celestica, Inc.(1)	47,295	446,465
Michael Baker Corp.(1)	4,951	204,971	CTS Corp.	8,309	79,933
		1,328,064	Electro Scientific
			Industries, Inc.(1)	8,548	92,489
CONSUMER FINANCE — 0.8%
Cash America International, Inc.	6,314	220,737	Gerber Scientific, Inc.(1)	6,202	31,320
First Cash Financial			Insight Enterprises, Inc.(1)	19,865	226,858
Services, Inc.(1)	6,510	144,457	Mercury Computer
Rewards Network, Inc.	1,001	12,653	Systems, Inc.(1)	4,011	44,161
World Acceptance Corp.(1)	4,202	150,558	Methode Electronics, Inc.	53,030	460,300
		528,405	Multi-Fineline Electronix, Inc.(1)	485	13,760

22

NT Small Company

	Shares	Value		Shares	Value
Newport Corp.(1)	9,350	$ 85,927	Cardiac Science Corp.(1)	1,740	$ 3,880
Radisys Corp.(1)	4,117	39,317	CONMED Corp.(1)	2,893	65,960
ScanSource, Inc.(1)	2,164	57,779	Cooper Cos., Inc. (The)	11,255	429,041
SYNNEX Corp.(1)	4,723	144,807	Cyberonics, Inc.(1)	8,528	174,312
Tech Data Corp.(1)	6,499	303,243	Greatbatch, Inc.(1)	4,479	86,131
TTM Technologies, Inc.(1)	10,910	125,792	Haemonetics Corp.(1)	3,025	166,829
		2,731,912	ICU Medical, Inc.(1)	2,368	86,290
ENERGY EQUIPMENT & SERVICES — 2.8%			Integra LifeSciences
Basic Energy Services, Inc.(1)	10,220	90,958	Holdings Corp.(1)	1,698	62,453
CARBO Ceramics, Inc.	3,229	220,121	Invacare Corp.	24,581	613,050
Dawson Geophysical Co.(1)	2,355	54,424	Kensey Nash Corp.(1)	7,166	182,733
Dril-Quip, Inc.(1)	4,929	278,390	Kinetic Concepts, Inc.(1)	2,710	102,032
ENGlobal Corp.(1)	3,096	9,690	STERIS Corp.	1,719	48,081
Lufkin Industries, Inc.	1,160	84,912	Thoratec Corp.(1)	6,609	177,914
Matrix Service Co.(1)	6,780	72,207			2,658,250
Oil States International, Inc.(1)	15,056	591,550	HEALTH CARE PROVIDERS & SERVICES — 4.7%
Pioneer Drilling Co.(1)	8,835	69,797	America Service Group, Inc.	731	11,601
			Catalyst Health Solutions, Inc.(1)	7,490	273,160
T-3 Energy Services, Inc.(1)	3,405	86,828
			Centene Corp.(1)	26,291	556,581
Willbros Group, Inc.(1)	18,244	307,776
			Emergency Medical Services
		1,866,653	Corp., Class A(1)	6,661	360,693
FOOD & STAPLES RETAILING — 1.1%			Gentiva Health Services, Inc.(1)	6,762	182,642
Andersons, Inc. (The)	11,914	307,620	Healthspring, Inc.(1)	12,226	215,300
Nash Finch Co.	3,478	128,999
			HMS Holdings Corp.(1)	3,781	184,097
United Natural Foods, Inc.(1)	10,992	293,926
			LHC Group, Inc.(1)	10,686	359,156
		730,545
			Magellan Health Services, Inc.(1)	7,407	301,687
FOOD PRODUCTS — 1.9%
			Molina Healthcare, Inc.(1)	3,903	89,262
Darling International, Inc.(1)	20,437	171,262
			MWI Veterinary Supply, Inc.(1)	580	21,866
Diamond Foods, Inc.	4,471	158,899
J&J Snack Foods Corp.	5,021	200,639	Nighthawk Radiology
			Holdings, Inc.(1)	2,993	13,558
Lancaster Colony Corp.	3,638	180,809	PharMerica Corp.(1)	7,079	112,415
Overhill Farms, Inc.(1)	21,319	103,611
			PSS World Medical, Inc.(1)	16,414	370,464
TreeHouse Foods, Inc.(1)	12,942	502,926
			RehabCare Group, Inc.(1)	4,215	128,262
		1,318,146			3,180,744
GAS UTILITIES — 2.2%			HOTELS, RESTAURANTS & LEISURE — 4.3%
Atmos Energy Corp.	3,013	88,582
			AFC Enterprises, Inc.(1)	23,353	190,560
Chesapeake Utilities Corp.	978	31,345
			Bally Technologies, Inc.(1)	7,540	311,327
Laclede Group, Inc. (The)	7,117	240,341
			CEC Entertainment, Inc.(1)	17,579	561,122
New Jersey Resources Corp.	19,593	732,778
Northwest Natural Gas Co.	635	28,600	Cracker Barrel Old Country
			Store, Inc.	6,033	229,194
South Jersey Industries, Inc.	3,539	135,119	Einstein Noah Restaurant
Southwest Gas Corp.	8,252	235,430	Group, Inc.(1)	2,154	21,174
		1,492,195	Isle of Capri Casinos, Inc.(1)	3,459	25,873
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%			Panera Bread Co., Class A(1)	8,674	580,898
American Medical Systems			Peet’s Coffee & Tea, Inc.(1)	8,806	293,504
Holdings, Inc.(1)	20,514	395,715
			PF Chang’s China Bistro, Inc.(1)	4,055	153,725
Cantel Medical Corp.(1)	3,163	63,829

23

NT Small Company

Shares		Value		Shares	Value
Ruth’s Hospitality Group, Inc.(1)	3,503	$ 7,321	SAIC, Inc.(1)	9,186	$ 173,983
WMS Industries, Inc.(1)	12,959	518,360	TeleTech Holdings, Inc.(1)	9,205	184,376
		2,893,058	VeriFone Holdings, Inc.(1)	7,415	121,458
HOUSEHOLD DURABLES — 0.5%			Wright Express Corp.(1)	16,491	525,403
Kid Brands, Inc.(1)	627	2,746			2,739,874
La-Z-Boy, Inc.(1)	13,342	127,149	LEISURE EQUIPMENT & PRODUCTS — 0.6%
Meritage Homes Corp.(1)	7,919	153,075	Polaris Industries, Inc.	8,436	368,063
Universal Electronics, Inc.(1)	1,781	41,355	Smith & Wesson Holding Corp.(1)	7,213	29,501
		324,325	Sport Supply Group, Inc.	3,483	43,851
HOUSEHOLD PRODUCTS — 0.3%					441,415
Central Garden and Pet Co.,			LIFE SCIENCES TOOLS & SERVICES — 0.4%
Class A(1)	18,353	182,429	Dionex Corp.(1)	3,748	276,865
INDUSTRIAL CONGLOMERATES — 0.1%			MACHINERY — 3.8%
Standex International Corp.	2,329	46,790	Altra Holdings, Inc.(1)	5,389	66,554
INSURANCE — 2.9%			American Railcar Industries, Inc.	1,685	18,569
Allied World Assurance Co.			Chart Industries, Inc.(1)	18,226	301,640
Holdings Ltd.	10,054	463,188
American Financial Group, Inc.	14,087	351,471	CIRCOR International, Inc.	3,730	93,921
			EnPro Industries, Inc.(1)	11,934	315,177
AMERISAFE, Inc.(1)	3,130	56,246
Aspen Insurance Holdings Ltd.	12,432	316,394	Gardner Denver, Inc.	15,279	650,122
Delphi Financial Group, Inc.,			Hardinge, Inc.	3,726	20,493
Class A	16,160	361,499	Lydall, Inc.(1)	592	3,084
First Mercury Financial Corp.	3,142	43,077	Mueller Industries, Inc.	1,916	47,594
Maiden Holdings Ltd.	17,347	126,980	Tennant Co.	1,982	51,909
Navigators Group, Inc. (The)(1)	2,080	97,989	Timken Co.	20,509	486,268
Tower Group, Inc.	6,674	156,238	Toro Co.	6,278	262,483
		1,973,082	Watts Water Technologies, Inc.,
INTERNET & CATALOG RETAIL — 0.4%			Class A	7,571	234,095
NutriSystem, Inc.	5,317	165,731			2,551,909
Ticketmaster			MARINE — 0.7%
Entertainment, Inc.(1)	8,588	104,945	International Shipholding Corp.	1,316	40,888
		270,676	Kirby Corp.(1)	11,794	410,785
INTERNET SOFTWARE & SERVICES — 1.2%					451,673
Dice Holdings, Inc.(1)	2,073	13,578	MEDIA — 0.1%
EarthLink, Inc.	49,765	413,547	CTC Media, Inc.(1)	3,824	56,977
j2 Global Communications, Inc.(1)	14,031	285,531	Mediacom Communications
			Corp., Class A(1)	5,704	25,497
MercadoLibre, Inc.(1)	2,096	108,720
					82,474
		821,376
			METALS & MINING — 0.2%
IT SERVICES — 4.0%
			Aurizon Mines Ltd.(1)	11,140	50,130
Acxiom Corp.(1)	29,228	392,240
			Brush Engineered
CACI International, Inc.,			Materials, Inc.(1)	5,051	93,645
Class A(1)	4,760	232,526
					143,775
CIBER, Inc.(1)	23,025	79,436
			MULTILINE RETAIL — 0.6%
CSG Systems			Dollar Tree, Inc.(1)	5,764	278,401
International, Inc.(1)	33,028	630,505
Cybersource Corp.(1)	10,129	203,694	Fred’s, Inc., Class A	10,377	105,846
Global Cash Access					384,247
Holdings, Inc.(1)	26,202	196,253

24

NT Small Company

	Shares	Value		Shares	Value
MULTI-INDUSTRY — 0.2%			Kilroy Realty Corp.	8,030	$ 246,280
SPDR KBW Regional			Mack-Cali Realty Corp.	2,376	82,138
Banking ETF	6,492	$ 144,447	Mid-America Apartment
MULTI-UTILITIES — 0.6%			Communities, Inc.	7,472	360,748
Avista Corp.	8,588	185,415	National Retail Properties, Inc.	16,809	356,687
CH Energy Group, Inc.	2,604	110,722	PS Business Parks, Inc.	6,687	334,684
NorthWestern Corp.	5,183	134,862	Senior Housing Properties Trust	14,274	312,172
		430,999	Sovran Self Storage, Inc.	4,129	147,529
OIL, GAS & CONSUMABLE FUELS — 3.2%			Tanger Factory Outlet Centers	7,286	284,081
Alpha Natural Resources, Inc.(1)	15,404	668,226	Taubman Centers, Inc.	17,761	637,798
Encore Acquisition Co.(1)	2,265	108,765			4,211,334
Penn Virginia Corp.	8,010	170,533	ROAD & RAIL — 1.7%
Petroleum Development Corp.(1)	2,947	53,665	Dollar Thrifty Automotive
			Group, Inc.(1)	24,624	630,621
St. Mary Land & Exploration Co.	10,571	361,951
Stone Energy Corp.(1)	7,214	130,213	Heartland Express, Inc.	12,215	186,523
			Knight Transportation, Inc.	8,523	164,409
Swift Energy Co.(1)	6,043	144,790
			Marten Transport Ltd.(1)	2,570	46,131
World Fuel Services Corp.	20,069	537,648
			Old Dominion Freight Line, Inc.(1)	3,977	122,094
		2,175,791
PAPER & FOREST PRODUCTS — 0.6%					1,149,778
Buckeye Technologies, Inc.(1)	22,392	218,546	SEMICONDUCTORS & SEMICONDUCTOR
			EQUIPMENT — 5.3%
Clearwater Paper Corp.(1)	3,068	168,648	ASM International NV
KapStone Paper and			New York Shares(1)	12,992	334,284
Packaging Corp.(1)	3,809	37,518
			Cirrus Logic, Inc.(1)	1,932	13,176
		424,712	Cypress Semiconductor Corp.(1)	60,870	642,787
PERSONAL PRODUCTS — 0.4%			FEI Co.(1)	9,492	221,733
Chattem, Inc.(1)	3,154	294,268
			Integrated Device
PHARMACEUTICALS — 1.2%			Technology, Inc.(1)	21,577	139,603
Matrixx Initiatives, Inc.(1)	1,899	8,014	Kopin Corp.(1)	8,709	36,404
Medicis Pharmaceutical Corp.,			Micrel, Inc.	5,873	48,159
Class A	18,427	498,450	MKS Instruments, Inc.(1)	9,993	173,978
Questcor Pharmaceuticals, Inc.(1)	5,204	24,719
			OmniVision Technologies, Inc.(1)	588	8,544
Sucampo Pharmaceuticals, Inc.,
Class A(1)	1,225	4,949	Rudolph Technologies, Inc.(1)	11,205	75,298
ViroPharma, Inc.(1)	32,757	274,831	Silicon Laboratories, Inc.(1)	2,951	142,651
		810,963	Skyworks Solutions, Inc.(1)	64,426	914,205
PROFESSIONAL SERVICES — 0.3%			Standard Microsystems Corp.(1)	16,063	333,789
COMSYS IT Partners, Inc.(1)	19,705	175,177	Tessera Technologies, Inc.(1)	11,959	278,286
GP Strategies Corp.(1)	763	5,745	Volterra Semiconductor Corp.(1)	12,248	234,182
On Assignment, Inc.(1)	2,966	21,207			3,597,079
Spherion Corp.(1)	4,290	24,110	SOFTWARE — 3.4%
		226,239	Blackboard, Inc.(1)	4,299	195,132
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.2%			Epicor Software Corp.(1)	8,105	61,760
Colonial Properties Trust	16,426	192,677	EPIQ Systems, Inc.(1)	1,747	24,440
Corporate Office Properties Trust	3,176	116,337	JDA Software Group, Inc.(1)	7,519	191,509
Equity LifeStyle Properties, Inc.	13,155	663,933	Manhattan Associates, Inc.(1)	6,047	145,309
Extra Space Storage, Inc.	7,888	91,107	NetScout Systems, Inc.(1)	6,528	95,570
Home Properties, Inc.	8,073	385,163	Progress Software Corp.(1)	10,324	301,564

25

NT Small Company

	Shares	Value		Shares	Value
Quest Software, Inc.(1)	5,018	$ 92,331	Steven Madden Ltd.(1)	3,886	$ 160,259
Radiant Systems, Inc.(1)	6,583	68,463	True Religion Apparel, Inc.(1)	4,159	76,900
Soapstone Networks, Inc.	8,428	5,900	Unifirst Corp.	4,077	196,144
Sybase, Inc.(1)	12,780	554,652	Volcom, Inc.(1)	3,596	60,197
Symyx Technologies, Inc.(1)	2,810	15,455	Warnaco Group, Inc. (The)(1)	1,029	43,414
Synopsys, Inc.(1)	13,977	311,408	Wolverine World Wide, Inc.	9,556	260,114
Taleo Corp., Class A(1)	6,943	163,299			1,619,394
Tyler Technologies, Inc.(1)	4,458	88,759	THRIFTS & MORTGAGE FINANCE — 0.6%
		2,315,551	Charter Financial Corp.	787	7,870
SPECIALTY RETAIL — 4.5%			First Niagara Financial
Aeropostale, Inc.(1)	4,857	165,381	Group, Inc.	12,289	170,940
Cato Corp. (The), Class A	6,673	133,860	Provident Financial Services, Inc.	9,476	100,920
Children’s Place Retail			TrustCo Bank Corp. NY	22,721	143,142
Stores, Inc. (The)(1)	4,590	151,516			422,872
Destination Maternity Corp.(1)	394	7,486	WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Dress Barn, Inc. (The)(1)	11,606	268,099	Syniverse Holdings, Inc.(1)	2,097	36,656
Finish Line, Inc. (The), Class A	13,848	173,792	TOTAL COMMON STOCKS
			(Cost $53,961,816)		67,562,734
Genesco, Inc.(1)	10,238	281,136
Group 1 Automotive, Inc.(1)	4,000	113,400	Temporary Cash Investments — 0.3%
Hot Topic, Inc.(1)	21,599	137,370	JPMorgan U.S. Treasury
			Plus Money Market Fund
Jo-Ann Stores, Inc.(1)	20,022	725,597	Agency Shares	33,033	33,033
Rent-A-Center, Inc.(1)	13,807	244,660	Repurchase Agreement, Bank of America
Stage Stores, Inc.	12,018	148,542	Securities, LLC, (collateralized by various
Tractor Supply Co.(1)	7,875	417,060	U.S. Treasury obligations, 2.375%, 10/31/14,
			valued at $203,126), in a joint trading account
Ulta Salon Cosmetics &			at 0.01%, dated 12/31/09, due 1/4/10
Fragrance, Inc.(1)	4,723	85,770	(Delivery value $200,000)		200,000
		3,053,669	TOTAL TEMPORARY
TEXTILES, APPAREL & LUXURY GOODS — 2.4%			CASH INVESTMENTS
Carter’s, Inc.(1)	11,556	303,345	(Cost $233,033)		233,033
Fossil, Inc.(1)	9,827	329,794	TOTAL INVESTMENT
			SECURITIES — 99.9%
Liz Claiborne, Inc.(1)	14,657	82,519	(Cost $54,194,849)		67,795,767
Maidenform Brands, Inc.(1)	4,754	79,344	OTHER ASSETS AND LIABILITIES — 0.1%		35,758
Perry Ellis International, Inc.(1)	1,817	27,364	TOTAL NET ASSETS — 100.0%		$67,831,525

Notes to Schedule of Investments
ETF = Exchange Traded Fund
SPDR = Standard & Poor’s Depositary Receipts
(1) Non-income producing.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

DECEMBER 31, 2009 (UNAUDITED)
	NT Equity Growth	NT Small Company
Assets
Investment securities, at value (cost of $234,123,341 and $54,194,849, respectively)	$274,710,679	$ 67,795,767
Deposits at broker for futures contracts	—	80,000
Receivable for investments sold	231,454	1,323,186
Receivable for capital shares sold	146,836	2,566
Dividends and interest receivable	198,438	45,363
	275,287,407	69,246,882

Liabilities
Payable for investments purchased	294,662	4,056
Payable for variation margin on futures contracts	—	16,731
Payable for capital shares redeemed	171,338	1,354,961
Accrued management fees	112,898	39,609
	578,898	1,415,357

Net Assets	$274,708,509	$ 67,831,525

Institutional Class Capital Shares, $0.01 Par Value
Authorized	100,000,000	100,000,000
Outstanding	32,437,492	10,022,903

Net Asset Value Per Share	$8.47	$6.77

Net Assets Consist of:
Capital (par value and paid-in surplus)	$272,557,301	$ 69,477,844
Accumulated undistributed net investment income (loss)	19,393	(29,858)
Accumulated net realized loss on investment transactions	(38,455,523)	(15,217,379)
Net unrealized appreciation on investments	40,587,338	13,600,918
	$274,708,509	$ 67,831,525

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
	NT Equity Growth	NT Small Company
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,109 and $—, respectively)	$ 2,379,299	$ 358,724
Interest	1,220	285
	2,380,519	359,009

Expenses:
Management fees	590,964	206,118
Directors’ fees and expenses	3,315	823
Other expenses	—	8
	594,279	206,949

Net investment income (loss)	1,786,240	152,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,905,350	602,210
Futures contract transactions	—	7,340
	4,905,350	609,550

Change in net unrealized appreciation (depreciation) on investments	36,393,248	11,420,375

Net realized and unrealized gain (loss)	41,298,598	12,029,925

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,084,838	$12,181,985

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED) AND YEAR ENDED JUNE 30, 2009
	NT Equity Growth		NT Small Company
Increase (Decrease) in Net Assets	December 31, 2009	June 30, 2009	December 31, 2009	June 30, 2009
Operations
Net investment income (loss)	$ 1,786,240	$ 2,425,566	$ 152,060	$ 184,628
Net realized gain (loss)	4,905,350	(37,802,622)	609,550	(12,115,728)
Change in net unrealized
appreciation (depreciation)	36,393,248	3,088,081	11,420,375	1,528,757
Net increase (decrease) in net assets
resulting from operations	43,084,838	(32,288,975)	12,181,985	(10,402,343)

Distributions to Shareholders
From net investment income	(1,778,161)	(2,756,354)	(293,368)	(84,064)

Capital Share Transactions
Proceeds from shares sold	52,486,050	138,962,826	13,830,543	35,672,084
Payments for shares redeemed	(10,130,561)	(25,288,359)	(4,928,320)	(6,322,703)
Net increase (decrease) in net assets
from capital share transactions	42,355,489	113,674,467	8,902,223	29,349,381

Net increase (decrease) in net assets	83,662,166	78,629,138	20,790,840	18,862,974

Net Assets
Beginning of period	191,046,343	112,417,205	47,040,685	28,177,711
End of period	$274,708,509	$191,046,343	$67,831,525	$ 47,040,685

Accumulated undistributed
net investment income (loss)	$19,393	$11,314	$(29,858)	$111,450

Transactions in Shares of the Funds
Sold	6,635,402	19,416,650	2,228,810	6,404,893
Redeemed	(1,260,936)	(3,616,866)	(761,452)	(1,126,952)
Net increase (decrease) in
shares of the funds	5,374,466	15,799,784	1,467,358	5,277,941

See Notes to Financial Statements.

29

Notes to Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. NT Equity Growth Fund (NT Equity Growth) and NT Small Company Fund (NT Small Company) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. The funds pursue this investment objective by investing in common stocks. NT Small Company primarily invests in smaller-capitalization U.S. companies. The funds are not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

30

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 24, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment

31

advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% for NT Equity Growth and from 0.5380% to 0.7200% for NT Small Company. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for NT Equity Growth and NT Small Company for the six months ended December 31, 2009, was 0.49% and 0.69%, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The funds are wholly owned, in aggregate, by various funds in a series issues by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended December 31, 2009, were as follows:

	NT Equity Growth	NT Small Company
Purchases	$94,197,341	$28,211,033
Sales	$51,684,377	$19,091,531

4. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

32

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities as of December 31, 2009:

	Level 1	Level 2	Level 3

NT Equity Growth
Investment Securities
Common Stocks	$272,512,860	—	—
Temporary Cash Investments	97,819	$2,100,000	—
Total Value of Investment Securities	$272,610,679	$2,100,000	—

NT Small Company
Investment Securities
Common Stocks	$67,562,734	—	—
Temporary Cash Investments	33,033	$200,000	—
Total Value of Investment Securities	$67,595,767	$200,000	—

5. Derivative Instruments

Equity Price Risk — NT Small Company is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, NT Small Company infrequently purchased equity price risk derivative instruments for temporary investment purposes.

For NT Small Company, the value of equity price risk derivative instruments as of December 31, 2009, is disclosed on the Statement of Assets and Liabilities as a liability of $16,731 in payable for variation margin on futures contracts. For NT Small Company, for the six months ended December 31, 2009, the effect of equity price risk derivative instruments on the Statement of Operations was $7,340 in net realized gain (loss) on futures contract transactions.

6. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2009, the funds did not utilize the program.

33

7. Risk Factors

NT Small Company concentrates its investments in common stocks of small companies. Because of this, NT Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

	NT Equity Growth	NT Small Company
Federal tax cost of investments	$243,932,181	$57,217,583
Gross tax appreciation of investments	$33,444,365	$11,763,572
Gross tax depreciation of investments	(2,665,867)	(1,185,388)
Net tax appreciation (depreciation) of investments	$30,778,498	$10,578,184

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2009, NT Equity Growth and NT Small Company had accumulated capital losses of $(9,087,176) and $(4,210,593), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. NT Equity Growth’s capital loss carryovers expire in 2017. Capital loss carryovers of $(652,509), $(396,625) and $(3,161,459) expire in 2014, 2016 and 2017, respectively, for NT Small Company.

NT Equity Growth and NT Small Company had capital loss deferrals of $(24,190,109) and $(8,109,950), respectively, which represent net capital losses incurred in the eight-month period ended June 30, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has recently succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory and subadvisory agreements. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval in the coming weeks.

34

Financial Highlights

NT Equity Growth

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006(3)
Per-Share Data
Net Asset Value, Beginning of Period	$7.06	$9.98	$11.53	$10.87	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.06(4)	0.13(4)	0.12	0.06	0.07
Net Realized and Unrealized Gain (Loss)	1.41	(2.89)	(1.47)	0.65	0.87
Total From Investment Operations	1.47	(2.76)	(1.35)	0.71	0.94
Distributions
From Net Investment Income	(0.06)	(0.16)	(0.09)	(0.05)	(0.07)
From Net Realized Gains	—	—	(0.11)	—	—
Total Distributions	(0.06)	(0.16)	(0.20)	(0.05)	(0.07)
Net Asset Value, End of Period	$8.47	$7.06	$9.98	$11.53	$10.87

Total Return(5)	20.81%	(27.73)%	(11.84)%	6.59%	9.47%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%(6)	0.50%	0.47%	0.47%(6)	0.47%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.49%(6)	1.82%	1.20%	1.04%(6)	1.20%(6)
Portfolio Turnover Rate	22%	109%	99%	54%	65%
Net Assets, End of Period (in thousands)	$274,709	$191,046	$112,417	$91,945	$71,743
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.
(3)	May 12, 2006 (fund inception) through December 31, 2006.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(6) Annualized.

See Notes to Financial Statements.

35

NT Small Company

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
	2009(1)	2009	2008	2007(2)	2006(3)
Per-Share Data
Net Asset Value, Beginning of Period	$5.50	$8.60	$10.65	$9.80	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.02(4)	0.03(4)	0.03	0.02	0.02
Net Realized and Unrealized Gain (Loss)	1.28	(3.11)	(2.05)	0.84	(0.20)
Total From Investment Operations	1.30	(3.08)	(2.02)	0.86	(0.18)
Distributions
From Net Investment Income	(0.03)	(0.02)	(0.03)	(0.01)	(0.02)
Net Asset Value, End of Period	$6.77	$5.50	$8.60	$10.65	$9.80

Total Return(5)	23.67%	(35.83)%	(18.98)%	8.77%	(1.78)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.69%(6)	0.70%	0.67%	0.67%(6)	0.67%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.51%(6)	0.56%	0.29%	0.40%(6)	0.39%(6)
Portfolio Turnover Rate	33%	110%	143%	73%	82%
Net Assets, End of Period (in thousands)	$67,832	$47,041	$28,178	$23,794	$18,216
(1)	Six months ended December 31, 2009 (unaudited).
(2)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.
(3)	May 12, 2006 (fund inception) through December 31, 2006.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(6) Annualized.

See Notes to Financial Statements.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

37

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

The S&P SmallCap 600 Index, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

38

Notes

39

Notes

40

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Quantitative Equity Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1002
CL-SAN-67556N

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1)	Not applicable for semiannual report filings.

(a)	(2)	Separate certifications by the registrant’s principal executive officer and principal financial
		officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
		Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)	(3)	Not applicable.

(b)		A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
		Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
		99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2010